As Filed with the Securities and Exchange Commission on April __, 2011
Registration Nos. 333 - 103492
811 - 21313

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ X ]

[ ] Pre-Effective Amendment No.
[ x ] Post-Effective Amendment No. 10

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ X ]

[ x ] Amendment No. 10

AMERICAN FIDELITY SEPARATE ACCOUNT C
(Exact Name of Registrant)

AMERICAN FIDELITY ASSURANCE COMPANY
(Name of Depositor)

2000 N. CLASSEN BOULEVARD, OKLAHOMA CITY, OKLAHOMA 73106
(Address of Depositor's Principal Executive Offices) (Zip Code)

Depositor's Telephone Number, Including Area Code	405.523.2000

Stephen P. Garrett	Copies to:
Senior Vice President and Chief Compliance Officer
American Fidelity Assurance Company	Jennifer Wheeler
2000 N. Classen Boulevard	McAfee & Taft
Oklahoma City, Oklahoma 73106	A Professional Corporation
(Name and Address of Agent for Service)	10th Floor, Two Leadership Square
Oklahoma City, OK 73102-7103

Approximate Date of Proposed Public Offering:	As soon as practicable after effectiveness of the Registration Statement

It is proposed that this filing will become effective (check appropriate box)
[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[x ] on (May 1, 2011) pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a) (1) of Rule 485
[ ] on (date) pursuant to paragraph (a) (1) of Rule 485

If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:	Group variable annuity contracts

                   457(b) Group Variable Annuity

                         from

May 1, 2011

457(b) Group Variable Annuity

issued by

American Fidelity Separate Account C

and

American Fidelity Assurance Company

PROSPECTUS
May 1, 2011

American Fidelity Separate Account C ("Separate Account C") is offering group annuity contracts to state and local government employers for use in Eligible Deferred Compensation Plans as defined in Section 457(b) of the Internal Revenue Code, as amended.  This prospectus describes the policy, which is issued by us, American Fidelity Assurance Company, in the form of group contracts between American Fidelity Assurance Company and the state or local government employer.  Our home office is at 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106.

The 457(b) Group Variable Annuity is a group deferred, flexible payment annuity policy.  You have 17 investment options in the annuity - the Guaranteed Interest Account, which is a fixed investment option, and 16 variable investment options, each of which corresponds with one of the following eligible portfolios:

American Fidelity Dual Strategy Fund, Inc.®
American Century Variable Portfolios, Inc.
VP Balanced Fund
VP Capital Appreciation Fund
VP Income & Growth Fund
VP International Fund
BlackRock Variable Series Funds, Inc.
Basic Value V.I. Fund
Capital Appreciation V.I. Fund
Value Opportunities V.I. Fund

The Dreyfus Socially Responsible Growth Fund, Inc.
The Dreyfus Stock Index Fund, Inc.
Dreyfus Variable Investment Fund
International Value Portfolio
Dreyfus Investment Portfolios
Technology Growth Portfolio
Vanguard® Variable Insurance Fund*
Balanced Portfolio
Capital Growth Portfolio
Small Company Growth Portfolio
Total Bond Market Index Portfolio

This prospectus contains important information about Separate Account C that participants should know before investing in the 457(b) Group Variable Annuity.  Please keep this prospectus for future reference.  We filed a Statement of Additional Information with the Securities and Exchange Commission ("SEC") dated May 1, 2011 that provides more information about the annuity we are offering.  You can get a copy of our Statement of Additional Information at no charge from us or from the SEC.  The SEC maintains a web site (www.sec.gov) that contains our Statement of Additional Information, material incorporated by reference in this prospectus, and other material that we file electronically with the SEC.  For a free copy of the Statement of Additional Information, call us at 800.662.1106 or write us at P.O. Box 25520, Oklahoma City, Oklahoma 73125-0520 or e-mail us at va.help@af-group.com.

Our Statement of Additional Information is incorporated by reference in this prospectus.  The table of contents of the Statement of Additional Information is on the last page of this prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

Please read this prospectus carefully and keep it for future reference.

* Vanguard is a trademark of The Vanguard Group, Inc.

GLOSSARY OF TERMS

Some of the terms used in this prospectus are technical.  To help you understand these terms, we have defined them below.

Account value:  The value of your participant account during the accumulation phase.

Accumulation period:  The period of time beginning when a participant elects to participate in the plan (the participant effective date) and ending when a participant begins receiving annuity payments (the date the participant account is closed).  Until a participant begins receiving annuity payments, the participant's annuity is in the accumulation period.

Accumulation unit:  The unit of measurement used to keep track of the value of a participant's interest in a sub-account during the accumulation period.

Annuitant:  The person on whose life annuity payments are based.

Annuity:  A series of installment payments either for a fixed period or for the life of the annuitant, or for the joint lifetime of the annuitant and another person.

Annuity date:  The date annuity payments begin.

Annuity options:  The various methods available to select as pay-out plans for an annuitant's annuity payments.

Annuity payments:  Regular income payments you may receive from the policy during the annuity period.

Annuity period:  The period during which we make annuity payments.

Eligible portfolios:  The portfolios that serve as the Separate Account's underlying investment options.  Each sub-account invests its assets into a corresponding portfolio.  Each portfolio (sometimes called a fund) has its own investment objective.

General account:  Our general account consists of all of our assets other than those assets allocated to Separate Account C or to any of our other separate accounts.

Guaranteed Interest Account option:  The fixed investment option within our general account which earns interest credited by us.

Investment options:  Your investment options consist of (1) the Guaranteed Interest Account, which is our fixed investment option, and (2) the sub-accounts, which are variable investment options.  We reserve the right to add, remove, or combine sub-accounts as eligible investment options.

Participant:  A person for whom an interest is maintained under a group variable annuity policy, generally an employee.

Participant account:  The account we maintain for you as a participant, reflecting the accumulation units credited to you.

Plan:  The 457(b) eligible defined contribution plan established and maintained by the policyholder as it exists on the date it is issued to the policyholder (the date of issue) and any subsequent amendment(s) to it.

Policy:  The 457(b) Group Variable Annuity.

Policyholder:  The owner of the policy, generally a state or local government employer or other identified on the application for which, and to whom, the policy is issued.

Policy year:  The annual period that begins on the date of issue and each anniversary of that date.  For purposes of determining a participant's applicable withdrawal charges, this period begins with the participant effective date.

1

Portfolio companies:  The companies offering the portfolios in which the sub-accounts invest.

Purchase payment:  The money invested in the plan on behalf of a participant and allocated to a participant's account.

Separate Account:  Our separate account that provides the variable investment options.  The separate account is called American Fidelity Separate Account C, which is a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

Sub-Account:  An investment division of Separate Account C.  Each sub-account invests its assets in shares of a corresponding eligible portfolio.

We, Us, Our:  American Fidelity Assurance Company, the insurance company offering the contract or policy.

You, Your:  A participant in the 457(b) Group Variable Annuity; generally, an employee.  Although we sometimes refer to "you" or a "participant" as having certain rights and abilities with respect to the policy, the policyholder, which is generally the employer, may actually be entitled to some or all of those rights and abilities.  Each participant should review the terms of the policy to determine how it applies to him or her, individually.

2

3

SUMMARY

In this summary, we discuss some of the important features of the 457(b) Group Variable Annuity policy.  Please read the entire prospectus for more detailed information about the policy and Separate Account C.  The policy is issued in connection with an eligible defined contribution plan pursuant to Section 457(b) of the Internal Revenue Code.

The 457(b) Group Variable Annuity.  In this prospectus, we describe the 457(b) Group Variable Annuity, a group deferred, flexible payment annuity policy that we offer.  The annuity policy is a group contract between a state or local government employer, as the policyholder on behalf of its participants, and us, American Fidelity Assurance Company, as the insurance company.  American Fidelity Assurance Company issues a single policy to the employer, who is then the policyholder.  The policy covers all present and future participating employees of the policyholder.  Through the 457(b) Group Variable Annuity, the plan provides a means for eligible employees to invest, on a tax deferred basis, in our Guaranteed Interest Account, a fixed investment option, and in the 16 sub-accounts, which are variable investment options.  Each of the sub-accounts invests in a corresponding eligible portfolio.

We designed the 457(b) Group Variable Annuity as a funding vehicle to be used with Section 457(b) Eligible Deferred Compensation Plans.  Participation in the 457(b) Group Variable Annuity should not be considered for those looking for a short-term investment or those that cannot afford to lose some or all of the money invested.

Like all deferred annuities, the 457(b) annuity has two periods: the accumulation period and the annuity period.  During the accumulation period, participants invest money in the annuity, at which point earnings accumulate on a tax deferred basis and are taxed as income only upon distribution.  Similarly, during the annuity period, earnings are taxed as income only upon distribution.  Annuity payments under the policy will be paid on a fixed basis only.

The annuity period begins when the participant starts receiving regular payments from his or her participant account.  Although annuity payments are paid on a fixed basis only, the amount of the payments a participant receives during the annuity period will depend on the amount of money invested and the performance of the selected investment options during the accumulation period.  Annuity payments and options are discussed elsewhere in this document.

Investment Options.  When purchase payments are made to a participant account, the payments will be allocated according to the instructions we receive from the participant or policyholder, as applicable.  A participant may allocate some or all of the money invested in his or her participant account to our fixed investment option, the Guaranteed Interest Account, or to one or more of the sub-accounts listed below, each of which is a variable investment option.  We reserve the right to add, combine or remove sub-accounts as investment options.

American Fidelity Dual Strategy Fund, Inc.®
American Century Variable Portfolios, Inc. - VP Balanced Fund
American Century Variable Portfolios, Inc. - VP Capital Appreciation Fund
American Century Variable Portfolios, Inc. - VP Income & Growth Fund
American Century Variable Portfolios, Inc. - VP International Fund
BlackRock Variable Series Funds, Inc. - Basic Value V.I. Fund
BlackRock Variable Series Funds, Inc. - Capital Appreciation V.I. Fund
BlackRock Variable Series Funds, Inc. - Value Opportunities V.I. Fund
The Dreyfus Socially Responsible Growth Fund, Inc.
The Dreyfus Stock Index Fund, Inc.
Dreyfus Variable Investment Fund - International Value Portfolio
Dreyfus Investment Portfolios - Technology Growth Portfolio
Vanguard® Variable Insurance Fund - Balanced Portfolio
Vanguard® Variable Insurance Fund - Capital Growth Portfolio
Vanguard® Variable Insurance Fund - Small Company Growth Portfolio
Vanguard® Variable Insurance Fund - Total Bond Market Index Portfolio

1

Each of the foregoing sub-accounts invests in a corresponding portfolio.  The portfolios offer professionally managed investment choices.  A complete description of each of the portfolios can be found in the prospectus for that particular portfolio.  Participants can make or lose money by investing in the variable investment options, depending on market conditions and the performance of the portfolio(s) that correspond with the sub-account(s) to which purchase payments are allocated.  Please see the information that appears on page 15 describing how you can obtain a copy of the portfolios' prospectuses.

Our fixed investment option, the Guaranteed Interest Account, offers a minimum interest rate that is guaranteed by us.  While your money is in the Guaranteed Interest Account, we guarantee the interest your money will earn.  A participant may still be subject to a withdrawal charge in the event of a withdrawal from his or her participant account.

Taxes.  The earnings accumulated as a result of investments in the 457(b) Group Variable Annuity are not taxed until received as a distribution.  Because all of the contributions to the annuity are made, pursuant to the plan, on a pre-tax basis, all distributions will be subject to state and federal income tax unless the distribution is rolled over to an "eligible employer plan" or to an IRA in a direct rollover.  The participant will receive a special tax notice explaining the tax consequences of the distribution options available before receiving an eligible rollover distribution.

Withdrawals.  A participant may withdraw money from his or her participant account at any time during the accumulation period; however, a withdrawal charge may apply.  Additionally, certain restrictions exist under federal tax law and participants must be eligible for withdrawal under the terms of the 457(b) plan.  The minimum partial withdrawal is $250, but a withdrawal must not reduce the value of the participant account to less than $100.  Withdrawals and charges that may apply to withdrawals are discussed under "Withdrawals" on page 19.

Free Look.  The policyholder may return the policy to us or to our agent within 20 days after it is delivered.  If returned, the policy will be void from the beginning and we will refund the greater of:  (i) the purchase payments paid or (ii) the account value as of the earlier of the date we receive the policy in our home office, or the date our agent receives the returned policy.

Questions.  If you have any questions about the 457(b) Group Variable Annuity or need more information, please contact us at:

American Fidelity Assurance Company Annuity Services Department P.O. Box 25520 Oklahoma City, Oklahoma 73125-0520 Telephone: 800.662.1106 E-mail: va.help@af-group.com

2

FEE TABLE

The following tables describe the fees and expenses participants will pay when buying, owning, and surrendering a policy.  The first table describes the withdrawal charge that applies when a withdrawal is made from a participant account or when a policy is surrendered.  State premium taxes may also be deducted.

Transaction Expenses

Withdrawal Charge (as a percentage of the amount withdrawn)

Policy Year	Withdrawal Charge
1	8%
2	8%
3	8%
4	8%
5	8%
6	4%
7	4%
8	4%
9	4%
10	4%
11+	0%

The next table describes the fees and expenses that apply periodically during the life of a policy, not including the portfolio fees and expenses.

Separate Account Annual Expenses (as a percentage of average account value)	Current Fee(1)	Maximum Fee

Mortality and Expense Risk Charge	1.25%	1.25%
Account Fees and Expenses
Administrative Charge	0.15%	0.25%
Distribution Expense Charge	0.10%	0.25%
Total Separate Account Annual Expenses	1.50%	1.75%

(1)
We currently charge lower fees than the maximum allowed under the policy.  The current and maximum fees we may charge at the separate account level are shown in the Annual Expenses table.  We may increase the administrative charge and/or distribution expense charge, but neither will ever be more than 0.25% of the average daily value of a participant account invested in a portfolio.

3

The next table shows the minimum and maximum total operating expenses charged by the portfolio companies that you pay periodically while you own the policy.  Additional details about each portfolio's fees and expenses are contained in the prospectus for each portfolio.

Total Annual Portfolio Operating Expenses (expenses that are deducted from portfolio assets, including management fees, distribution (12b-1) fees and other expenses)	MINIMUM 0.21%	MAXIMUM 1.41%

Annual Portfolio Operating Expenses (expenses that are deducted from portfolio assets)

American Fidelity Dual Strategy Fund, Inc. ®
Management Fees	0.50%
Other Expenses	0%
Total Annual Portfolio Operating Expenses	0.50%

American Century Variable Portfolios, Inc. (1)
VP Balanced Fund
Management Fees	0.90%
Other Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.92%

VP Capital Appreciation Fund
Management Fees	1.00%
Other Expenses	0.01%
Total Annual Portfolio Operating Expenses	1.01%

VP Income & Growth Fund
Management Fees	0.70%
Other Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.72%

VP International Fund
Management Fees	1.40%
Other Expenses	0.01%
Total Annual Portfolio Operating Expenses	1.41%

BlackRock Variable Series Funds, Inc. (2)(3)
Basic Value V.I. Fund
Management Fees	0.60%
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses	0.67%

Capital Appreciation V.I. Fund
Management Fees	0.65%
Other Expenses	0.09%
Total Annual Portfolio Operating Expenses	0.74%

Global Allocation V.I. Fund(4)
Management Fees	0.65%
Other Expenses	0.06%
Acquired Fund Fees & Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.73%

Value Opportunities V.I. Fund
Management Fees	0.75%
Other Expenses	0.09%
Acquired Fund Fees & Expenses	0.01%
Total Annual Portfolio Operating Expenses	0.85%

4

The Dreyfus Socially Responsible Growth Fund, Inc (5)
Management Fees	0.75%
Other Expenses	0.14%
Total Annual Portfolio Operating Expenses	0.89%

The Dreyfus Stock Index Fund, Inc. (5)
Management Fees	0.25%
Other Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.27%

Dreyfus Variable Investment Fund (5)
International Value Portfolio
Management Fees	1.00%
Other Expenses	0.26%
Total Annual Portfolio Operating Expenses	1.26%

Dreyfus Investment Portfolios (5)
Technology Growth Portfolio
Management Fees	0.75%
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses	0.81%

Vanguard® Variable Insurance Fund*
Balanced Portfolio
Management Fees	0.19%
Investment Advisory	0.08%
Other Expenses	0.03%
Total Annual Portfolio Operating Expenses	0.30%

Capital Growth Portfolio
Management Fees	0.25%
Investment Advisory	0.15%
Other Expenses	0.04%
Total Annual Portfolio Operating Expenses	0.44%

Small Company Growth Portfolio
Management Fees	0.23%
Investment Advisory	0.14%
Other Expenses	0.04%
Total Annual Portfolio Operating Expenses	0.41%

Total Bond Market Index Portfolio
Management Fees	0.17%
Investment Advisory	0.01%
Other Expenses	0.03%
Total Annual Portfolio Operating Expenses	0.21%

* Vanguard is a trademark of The Vanguard Group, Inc.
____________________

(1)	American Century Variable Portfolios, Inc. - Share Class I.
(2)	BlackRock Variable Series Funds, Inc. - Share Class I.
(3)	BlackRock Variable Series Funds, Inc. - The Manager may waive a portion of the Fund's management fee in connection with the Fund's investment in an affiliated money market fund.
(4)
BlackRock Global Allocation V.I. Fund - Ceased to be an investment option on May 1, 2011.  If you are currently invested in this portfolio, you may continue to invest in it, but we will contact you separately to inform you of the date by which you must notify us of the eligible investment option or options to which you want us to transfer your current investment in the terminated portfolio.  Any investments that are not transferred to an eligible investment option before the deadline we establish will be transferred on your behalf to the Guaranteed Interest Account.  We will send notice of the transfer deadline at least 60 days before the deadline date.

(5)	The Dreyfus Socially Responsible Growth Fund, Inc., The Dreyfus Stock Index Fund, Inc., Dreyfus Variable Investment Fund, and Dreyfus Investment Portfolios - Share Class: Initial.

5

Examples

These examples are intended to assist in comparing the cost of investing in the policy with the cost of investing in other variable annuity policies.  These costs include (1) the applicable withdrawal charge, (2) separate account annual expenses, and (3) portfolio fees and expenses.

The examples assume an initial investment of $10,000 in the policy for the time periods indicated.  The examples also assume that the investment has a 5% return each year and assume the maximum fees and expenses of the portfolios.  Although actual costs may be higher or lower, based on these assumptions, the examples show the expenses that would be paid on a $10,000 investment (a) if a policy is surrendered at the end of each time period or (b) if a policy is not surrendered or the policy is annuitized at the end of the applicable time period.

	Time Periods
		1 Year	3 Years	5 Years	10 Years

American Fidelity Dual Strategy Fund, Inc.®	(a)	1,002.90	1,426.65	1,875.51	2,850.99
	(b)	202.90	626.65	1,075.51	2,317,54

American Century Variable Portfolios, Inc.
VP Balanced Fund	(a)	1,044.99	1,553.42	2,087.48	3,254.91
	(b)	244.99	753.42	1,287.48	2,743.40

VP Capital Appreciation Fund	(a)	1,053.99	1,580.38	2,132.31	3,339.07
	(b)	253.99	780.38	1,332.31	2,832.14

VP Income & Growth Fund	(a)	1,024.97	1,493.26	1,987.12	3,064.88
	(b)	224.97	693.26	1,187.12	2,543.05

VP International Fund	(a)	1,093.88	1,699.27	2,328.99	3,703.20
	(b)	293.88	899.27	1,528.99	3,216.15
BlackRock Variable Series Funds, Inc.
Basic Value V.I. Fund	(a)	1,019.96	1,478.16	1,961.87	3,016.72
	(b)	219.96	678.16	1,161.87	2,492.27

Capital Appreciation V.I. Fund	(a)	1,026.97	1,499.29	1,997.21	3,084.07
	(b)	226.97	699.29	1,197.21	2,563.28

Global Allocation V.I. Fund(1)	(a)	1,025.97	1,496.28	1,992.17	3,074.49
	(b)	225.97	696.28	1,192.17	2,553.17

Value Opportunities V.I. Fund	(a)	1,037.99	1,532.41	2,052.48	3,188.87
	(b)	237.99	732.41	1,252.48	2,673.77
____________________

(1)           Ceased to be an investment option to new investors on May 1, 2011.  If you are currently invested in this investment option, you may continue to invest in it, but we will contact you separately to inform you of the date by which you must notify us of the eligible investment option or options to which you want us to transfer your current investment in the terminated portfolio.  Any investments that have not been transferred to an eligible investment option before the deadline we establish will be transferred for you to the Guaranteed Interest Account.  We will send notice of the transfer deadline at least 60 days before the deadline.

6

The Dreyfus Socially Responsible Growth Fund, Inc.	(a)	1,041.99	1,544.42	2,072.50	3,226.67
	(b)	241.99	744.42	1,272.50	2,713.63

The Dreyfus Stock Index Fund, Inc.	(a)	979.77	1,356.53	1,757.45	2,621.79
	(b)	179.77	556.53	957.45	2,075.93

Dreyfus Variable Investment Fund
International Value Portfolio	(a)	1,078.94	1,654.86	2,255.71	3,568.52
	(b)	278.94	854.86	1,455.71	3,074.12
Dreyfus Investment Portfolios
Technology Growth Portfolio	(a)	1,033.98	1,520.38	2,032.42	3,150.91
	(b)	233.98	720.38	1,232.42	2,633.75

Vanguard® Variable Insurance Fund*
Balanced Portfolio	(a)	982.79	1,365.70	1,772.93	2,652.01
	(b)	182.79	565.70	972.93	2,107.79

Capital Growth Portfolio	(a)	996.87	1,408.40	1,844.85	2,791.75
	(b)	196.87	608.40	1,044.85	2,255.10

Small Company Growth Portfolio	(a)	993.86	1,399.27	1,829.48	2,761.99
	(b)	193.86	599.27	1,029.48	2,223.72

Total Bond Market Index Portfolio	(a)	973.73	1,338.15	1,726.42	2,561.04
	(b)	173.73	538.15	926.42	2,011.90

We based annual expenses of the underlying portfolios on data provided by the portfolio companies for the year ended December 31, 2010.  Except for American Fidelity Dual Strategy Fund, Inc.®, we did not independently verify the data provided; however, we did prepare the examples.

The examples should not be considered a representation of past or future expenses.  Actual expenses may be greater or less than those shown.  Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future performance.

____________________
*  Vanguard is a trademark of The Vanguard Group, Inc.

7

CONDENSED FINANCIAL INFORMATION

During the accumulation phase, we calculate the value of each participant's share of different sub-accounts with a unit of measurement called an accumulation unit.  The table below sets forth the accumulation unit values as of January 1 and December 31 for each year since the later of (1) 2003 (when Separate Account C began operating as a registered unit investment trust)(1) and (2) the year that the sub-account began operations.(2)  An explanation of how we calculate the value of an accumulation unit is located elsewhere in this document.

	Sub-account Unit Value at January 1(1)	Sub-account Unit Value at December 31	Number of Sub- account Units Outstanding at December 31

American Fidelity Dual Strategy Fund, Inc.®
2003	$ 10.848	$ 12.065	5,102
2004	$ 12.065	$ 12.856	15,137
2005	$ 12.856	$ 13.127	26,626
2006	$ 13.127	$ 14.211	38,578
2007	$ 14.211	$ 15.386	51,456
2008	$ 15.386	$ 9.306	65,498
2009	$ 9.306	$ 11.460	82,468
2010	$ 11.460	$ 13.404	96,212
American Century Variable Portfolios, Inc. VP Balanced Fund
2003	$ 11.222	$ 12.050	820
2004	$ 12.050	$ 13.032	6,421
2005	$ 13.032	$ 13.471	17,427
2006	$ 13.471	$ 14.547	28,126
2007	$ 14.547	$ 15.038	40,095
2008	$ 15.038	$ 11.802	48,719
2009	$ 11.802	$ 13.427	58,811
2010	$ 13.427	$ 14.766	67,418
VP Capital Appreciation Fund
2003	$ 10.851	$ 12.133	923
2004	$ 12.133	$ 12.859	2,341
2005	$ 12.859	$ 15.462	4,589
2006	$ 15.462	$ 17.855	7,214
2007	$ 17.855	$ 25.646	11,288
2008	$ 25.646	$ 13.595	19,993
2009	$ 13.595	$ 18.358	33,407
2010	$ 18.358	$ 23.744	44,856
VP Income & Growth Fund
2003	$ 10.810	$ 12.281	972
2004	$ 12.281	$ 13.670	3,879
2005	$ 13.670	$ 14.090	8,937
2006	$ 14.090	$ 16.252	14,750
2007	$ 16.252	$ 15.999	19,390
2008	$ 15.999	$ 10.310	26,564
2009	$ 10.310	$ 11.994	36,371
2010	$ 11.994	$ 13.487	48,222
VP International Fund
2003	$ 10.100	$ 11.937	303
2004	$ 11.937	$ 13.516	1,114
2005	$ 13.516	$ 15.079	2,880
2006	$ 15.079	$ 18.572	5,654
2007	$ 18.572	$ 21.600	13,952
2008	$ 21.600	$ 11.740	19,866
2009	$ 11.740	$ 15.470	31,960
2010	$ 15.470	$ 17.265	38,513
_________________________

(1)           For 2003, beginning of period is July 1, rather than January 1

8

BlackRock Variable Series Funds, Inc. Basic Value V. I. Fund
2003	$ 11.468	$ 13.676	3,445
2004	$ 13.676	$ 14.964	16,307
2005	$ 14.964	$ 15.174	36,213
2006	$ 15.174	$ 18.217	66,187
2007	$ 18.217	$ 18.272	105,514
2008	$ 18.272	$ 11.381	153,102
2009	$ 11.381	$ 14.703	200,128
2010	$ 14.703	$ 16.339	234,937
Capital Appreciation V.I. Fund
2010	$ 10.000	$ 12.479	2,420
Global Allocation V.I. Fund(2)
2010	$ 10.000	$ 11.419	3,182
Value Opportunities V.I. Fund
2003	$ 11.552	$ 14.134	5,641
2004	$ 14.134	$ 16.009	21,889
2005	$ 16.009	$ 17.408	36,503
2006	$ 17.408	$ 19.347	63,467
2007	$ 19.347	$ 18.888	97,348
2008	$ 18.888	$ 11.156	139,903
2009	$ 11.156	$ 14.104	189,099
2010	$ 14.104	$ 17.881	222,635
The Dreyfus Socially Responsible Growth Fund, Inc.
2003	$ 10.805	$ 12.173	1,281
2004	$ 12.173	$ 12.736	3,825
2005	$ 12.736	$ 13.000	7,787
2006	$ 13.000	$ 13.985	12,302
2007	$ 13.985	$ 14.849	17,374
2008	$ 14.849	$ 9.592	21,428
2009	$ 9.592	$ 12.639	26,568
2010	$ 12.639	$ 14.296	32,152
The Dreyfus Stock Index Fund, Inc.
2003	$ 11.183	$ 12.656	7,355
2004	$ 12.656	$ 13.794	37,373
2005	$ 13.794	$ 14.226	80,858
2006	$ 14.226	$ 16.186	127,038
2007	$ 16.186	$ 16.783	186,205
2008	$ 16.783	$ 10.392	255,047
2009	$ 10.392	$ 12.934	337,272
2010	$ 12.934	$ 14.632	399,626
Dreyfus Variable Investment Fund International Value Portfolio
2003	$ 10.069	$ 12.741	970
2004	$ 12.741	$ 15.064	3,084
2005	$ 15.064	$ 16.604	7,865
2006	$ 16.604	$ 20.054	17,253
2007	$ 20.054	$ 20.576	32,755
2008	$ 20.576	$ 12.704	51,163
2009	$ 12.704	$ 16.391	69,237
2010	$ 16.391	$ 16.867	81,706
_________________________

(2)
Ceased to be an investment option on May 1, 2011.  If you are currently invested in this investment option, you may continue to invest in it, but we will contact you separately to inform you of the date by which you must notify us of the eligible investment option or options to which you want us to transfer your current investment in the terminated portfolio.  Any investments that have not been transferred to an eligible investment option before the deadline we establish will be transferred for you to the Guaranteed Interest Account.  We will send notice of the transfer deadline at least 60 days before the deadline date.

9

Dreyfus Investment Portfolios Technology Growth Portfolio
2003	$ 9.877	$ 11.704	265
2004	$ 11.704	$ 11.583	1,642
2005	$ 11.583	$ 11.843	4,902
2006	$ 11.843	$ 12.169	10,467
2007	$ 12.169	$ 13.753	14,138
2008	$ 13.753	$ 7.968	21,419
2009	$ 7.968	$12.376	25,757
2010	$ 12.376	$ 15.842	30,349
Vanguard® Variable Insurance Fund
Balanced Portfolio
2005	$ 10.000	$ 10.462	9,565
2006	$ 10.462	$ 11.848	49,569
2007	$ 11.848	$ 12.648	99,765
2008	$ 12.648	$ 9.647	146,983
2009	$ 9.647	$ 11.680	199,254
2010	$ 11.680	$ 12.773	250,570
Capital Growth Portfolio
2010	$ 10.000	$ 12.114	8,290
Small Company Growth Portfolio
2005	$ 10.000	$ 10.974	1,983
2006	$ 10.974	$ 11.915	10,312
2007	$ 11.915	$ 12.179	34,643
2008	$ 12.179	$ 7.262	74,516
2009	$ 7.262	$ 9.971	119,772
2010	$ 9.971	$ 12.945	153,158
Total Bond Market Index Portfolio
2005	$ 10.000	$ 9.931	7,708
2006	$ 9.931	$ 10.205	15,850
2007	$ 10.205	$ 10.755	31,911
2008	$ 10.755	$ 11.490	50,796
2009	$ 11.490	$ 11.636	77,222
2010	$ 11.636	$ 12.208	112,743

10

REVENUE SHARING ARRANGEMENTS

We, or one or more of our affiliates, may receive additional cash payments from one or more of the portfolio companies in exchange for providing certain administrative services.  In consideration for these payments, we agree to perform services such as shareholder servicing, sub-administration and record-keeping, as well as various other administrative services.  These payments do not constitute payment in any manner for investment advisory services and are not otherwise related to investment advisory or distribution services or expenses.  These payments are sometimes referred to as "revenue sharing."  Our sales people do not receive any additional compensation for selling one sub-account over another, and they do not give any special preference to a sub-account just because that fund has a more favorable revenue sharing arrangement with us.

In connection with your fund purchase, we, or one or more of our affiliates, are entitled to receive a percentage of the purchased sub-account's average daily net assets maintained for our policy holders.  These percentages differ based upon the terms of our agreements with the companies as denoted below.  We have entered into revenue sharing arrangements with the following companies:

Portfolio Company	Revenue Sharing %

BlackRock Advisors, LLC	0.10%

American Century Investment Services, Inc.	0.20% on assets over $10 million

The Dreyfus Corporation	0.15% (does not apply to the Dreyfus Stock Index Fund, Inc.)

THE 457(B) GROUP VARIABLE ANNUITY

Owning a 457(b) Group Variable Annuity Policy

The 457(b) Group Variable Annuity is a group annuity policy that is designed for use in eligible deferred compensation plans adopted by governmental employers pursuant to Section 457(b) of the Internal Revenue Code.  American Fidelity Assurance Company issues a single policy that acts as a contract between an employer, who is the policyholder on behalf of the participants, and American Fidelity Assurance Company.  Any present or future employee of the policyholder can become a participant by investing in the policy.  Under the policy, American Fidelity Assurance Company promises to pay income to the participants in the form of annuity payments beginning on a date chosen by the participant.  American Fidelity Assurance Company establishes an account for each participant, and the account contains values and reflects activity for the participant.  The person upon whose life the annuity payments are based is called the annuitant.  If the annuitant dies during the accumulation period, American Fidelity Assurance Company will pay a death benefit to the beneficiary.

Assets held under the policy must be held for the exclusive benefit of participants and their beneficiaries under the plan.  All liabilities with respect to plan participants and their beneficiaries must be satisfied before any part of the assets and income of the policy will be used for, or diverted to, purposes other than for the exclusive benefit of plan participants and their beneficiaries.

Naming a Beneficiary

The beneficiary is the person or entity named in accordance with the plan to receive a benefit in the event of a participant's death.  If the beneficiary and the annuitant die at the same time, we will assume that the beneficiary died first for purposes of paying any death benefits.

Voting Rights

Although American Fidelity Assurance Company legally owns the underlying portfolios' shares, we believe that we must get instructions from participants or the policyholders about how to vote the shares when an underlying portfolio company solicits proxies in conjunction with a shareholder vote.  When we receive appropriate voting instructions, we will vote all of the shares we own in proportion to those instructions.  If we determine that we are no longer required to seek voting instructions, we will vote the shares in our own right.

Changes in Policy Terms

Any changes to the policy must be made in writing and signed by an authorized officer of American Fidelity Assurance Company.

11

ABOUT THE PARTICIPANT ACCOUNT

Purchase Payments

Money is invested in the policy when purchase payments are made.  Purchase payments can only be made during the accumulation period.  Except for the initial purchase payment, purchase payments will be credited to a participant's account within one business day of receipt in our office.  In accordance with the plan, the amount of a participant's purchase payments may be increased, decreased or changed at any time.  All payment allocations must be in whole percentages.  Purchase payments made by or on behalf of a participant must be at least $300 annually, unless we agree to a lesser amount.  A participant account will not lapse even if no purchase payments are made during a policy year.

Once we receive a minimum initial purchase payment of $25 and the proper enrollment forms, we will (1) issue verification of participation in the policy, and (2) allocate the initial purchase payment according to instructions provided within two business days.  If we are unable to complete the initial process within five business days, we will either return the money or get permission to keep it until we obtain all of the necessary information.  Purchase payments received by 3:00 p.m., Central Time, will receive same day pricing in determining the number of sub-account accumulation units to credit to a participant account.

American Fidelity Assurance Company allocates purchase payments to each participant's account as instructed by the policyholder, in accordance with the terms of the plan.  Subsequent purchase payments will be allocated in the same manner unless we receive other instructions.  The policyholder, or the participant, if the plan permits, may change allocations among sub-accounts for future purchase payments.

Accumulation Units

In order to keep track of the value of a participant account during the accumulation period, we use a measurement called an accumulation unit.  Every purchase payment increases the number of accumulation units in a participant's account.  To determine the number of accumulation units that we should credit to a participant account, we determine the value of the accumulation unit for each sub-account to which the participant allocates purchase payments.  Because each sub-account has its own value, the value of the accumulation unit for each of the sub-accounts differs.

We calculate the value of accumulation units after the New York Stock Exchange closes and then credit the participant account accordingly.  On each day that both the New York Stock Exchange and American Fidelity Assurance Company are open, we determine the value of an accumulation unit for each sub-account by multiplying the accumulation unit value for the previous period by a factor for each sub-account for the current period.  The factor for each sub-account is determined by:

●
dividing the value of the underlying portfolio share at the end of the current period, including the value of any dividends or gains (or losses) per share for the current period, by the value of an underlying portfolio share for the previous period; and

●	subtracting from that amount any mortality and expense risk, administrative, and distribution expense charges.

The value of an accumulation unit relating to any sub-account may go up or down from day to day.  If a participant allocates purchase payments to any of the variable investment options, the value of his or her participant account will fluctuate depending upon the investment performance of the portfolio(s) corresponding to the sub-account(s) to which the participant has allocated purchase payments.  (This is not true if a participant invests solely in the Guaranteed Interest Account.)  The value of a participant account also depends on the expenses of the policy and the underlying portfolio.

When a purchase payment is made, we credit the appropriate participant account with accumulation units using the accumulation unit value next determined after we receive the purchase payment.  The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to a sub-account by the value of the accumulation unit for that sub-account.  When a withdrawal is made, the number of accumulation units in the participant account will decrease.  For more information about withdrawals, see the "Withdrawals" information that appears elsewhere in this document.

The following example illustrates how we calculate the number of accumulation units that should be credited to a participant account when purchase payments are made.

Example

On Thursday, we receive an additional purchase payment of $100 designated to a participant account.  The participant previously allocated 100% of this amount to The Dreyfus Stock Index Fund sub-account.  When the New York Stock Exchange closes on that Thursday, we determine that a sub-account accumulation unit for The Dreyfus Stock Index Fund is valued at $10.75.  To determine the increased value of the participant account, we divide $100 by $10.75 and credit the participant account on Thursday night with 9.30 accumulation units of The Dreyfus Stock Index Fund sub-account.

12

RECEIVING PAYMENTS FROM THE ANNUITY

Annuity Date

In accordance with the plan, an annuity date will be established for each participant, at which time the participant will begin receiving regular monthly income payments (sometimes called distributions) from the annuity.  We must be notified of the desired annuity date at least 30 days before annuity payments begin.

The earliest annuity date that may be requested for commencement of a participant's annuity payments is 30 days after a participant's effective date.  If the policy is issued pursuant to a qualified plan, the annuitant is generally required to select an annuity date that occurs by April 1 of the calendar year following either the calendar year in which the annuitant retires or the calendar year in which the annuitant turns 70-1/2, whichever comes later.  Otherwise, the annuity date may not be later than the annuitant's 85th birthday or the maximum date permitted under state law, whichever is earlier.  This annuity date may be changed by written request any time before the original annuity date, and at least 30 days before the new annuity date.  Please read the plan for other information related to distributions.

The duration of a participant's annuity period will impact the amount of the participant's monthly annuity payments.  Choosing an early annuity date may increase the duration of a participant's annuity period, which will decrease the amount of the participant's monthly annuity payments.  Other material factors that determine the level of annuity benefits are the age of the annuitant, accumulation value of the annuity contract, and type and duration of the annuity option selected.

Selecting an Annuity Option

Four annuity payment options are available under the policy.  In order to receive annuity payments under an annuity option, we must receive notice of the annuity option selected at least 30 days before the annuity date.  If an option is based on life expectancy, we will require proof of the payee's date of birth.

As permitted by the plan, one of the following annuity options may be chosen.  If no annuity option is selected, we will make monthly annuity payments to you in accordance with Option 2 below.  We may make other annuity options available from time to time.  After annuity payments begin, the annuity option cannot be changed.

OPTION 1	Lifetime Only Annuity	We will make monthly payments during the life of the annuitant. If this option is elected, payments will stop when the annuitant dies.
OPTION 2	Lifetime Annuity with Guaranteed Periods
We will make monthly payments for the guaranteed period selected and thereafter, during the life of the annuitant. When the annuitant dies, any amounts remaining under the guaranteed period selected will be distributed to the beneficiary at least as rapidly as they were being paid as of the date of the annuitant's death. The guaranteed period may be 10 years or 20 years.

OPTION 3	Joint and Survivor Annuity
We will make monthly payments during the joint lifetime of two people, usually husband and wife.  Payments will continue during the lifetime of the survivor of those two people and will be computed on the basis of 100%, 66 2/3%, or 50% of the annuity payment in effect originally.
If a reduced payment of 66 2/3% or 50% to the surviving annuitant is selected, fixed annuity payments will be equal to 66 2/3% or 50%, as applicable, of the fixed annuity payment during the period while both annuitants were still living.  Generally, when an annuity option is based on two lives instead of one, the amount of the monthly annuity income is less during the joint lifetime of the annuitants than it would be otherwise.

OPTION 4	Period Certain	We will make monthly payments for a specified period. The specified period must be at least 5 years and cannot be more than 30 years.

Annuity Payments

Annuity payments are paid in monthly installments and will be paid on a fixed basis only.  The amount of the first monthly payment depends on the annuity option selected and the age of the annuitant at the time the first payment is due.  The participant's adjusted account value will be applied to the applicable annuity table based on the annuity option selected.  The policy contains tables indicating the dollar amount of the first fixed monthly payment under each annuity payment option for each $1,000 of value applied.  The guaranteed interest rate on all options is 3% compounded annually.  We may suspend, defer, or postpone annuity payments as described elsewhere in this document.

13

INVESTMENT OPTIONS

When purchase payments are made in connection with the 457(b) Group Variable Annuity, a participant can allocate his or her purchase payments under the policy to our Guaranteed Interest Account, any one or more of Separate Account C's sub-accounts, or both.  Each of the sub-accounts corresponds with one of the portfolios listed below.  Additional sub-accounts may be available in the future.

NAME	TYPE OF PORTFOLIO COMPANY	INVESTMENT ADVISOR/ SUB-ADVISOR
American Fidelity Dual Strategy Fund, Inc. ® (Call 800.662.1106 to request portfolio prospectus)	Open-end, diversified, management investment company	Advisor: American Fidelity Assurance Company Sub-Advisors: Beck, Mack & Oliver LLC, Quest Investment Management, Inc., The Renaissance Group, LLC, and WEDGE Capital Management LLP
American Century Variable Portfolios, Inc.
Portfolios available under 457(b) Group Variable Annuity policy:
● VP Balanced Fund
● VP Capital Appreciation Fund
● VP Income & Growth Fund
● VP International Fund
(Call 800.345.6488 to request portfolio prospectus)
	Open-end, management investment company offering one or more portfolios available under the 457(b) Group Variable Annuity.	Advisor: American Century Investment Management, Inc. Sub-Advisor: None
BlackRock Variable Series Funds, Inc.
Portfolios available under 457(b) Group Variable Annuity policy:
● Basic Value V.I. Fund
● Capital Appreciation V.I. Fund
● Value Opportunities V.I. Fund
(Call 800.441.7762 to request portfolio prospectus)
	Open-end, management investment company offering one or more separate funds available under the 457(b) Group Variable Annuity.	Advisor: BlackRock Advisors, LLC Sub-Advisor: BlackRock Investment Management, LLC
The Dreyfus Socially Responsible Growth Fund, Inc. (Call 800.554.4611 to request portfolio prospectus)	Open-end, diversified, management investment company	Advisor: The Dreyfus Corporation
The Dreyfus Stock Index Fund, Inc. (Call 800.554.4611 to request portfolio prospectus)	Open-end management investment company	Advisor: The Dreyfus Corporation Index Fund Manager: Mellon Equity Associates (affiliate of The Dreyfus Corporation)
Dreyfus Variable Investment Fund Portfolios available under 457(b) Group Variable Annuity policy: ● International Value Portfolio (Call 800.554.4611 to request portfolio prospectus)	Open-end, management investment company offering one or more portfolios available under the 457(b) Group Variable Annuity.	Advisor: The Dreyfus Corporation
Dreyfus Investment Portfolios Portfolio available under 457(b) Group Variable Annuity policy: ● Technology Growth Portfolio (Call 800.554.4611 to request portfolio prospectus)	Open-end, management investment company offering one or more portfolios available under the 457(b) Group Variable Annuity.	Advisor: The Dreyfus Corporation
Vanguard® Variable Insurance Fund
Portfolios available under 457(b) Group Variable Annuity policy:

● Balanced Portfolio
● Capital Growth Portfolio
● Small Company Growth Portfolio
● Total Bond Market Index Portfolio

(Call 800.210.6348 to request portfolio prospectus)
Open-end, management investment company offering one or more portfolios available under the 457(b) Group Variable Annuity.
Advisor of Vanguard VIF Balanced Portfolio: Wellington Management, LLC; Sub-Advisor: None
Advisor of Vanguard VIF Capital Growth Portfolio:  PRIMECAP Management Company; Sub Advisor: None

Advisors of Vanguard VIF  Small Company Growth Portfolio: Granahan Investment Management, Inc. and The Vanguard Group, Inc.; Sub-Advisor: None

Advisor of Vanguard VIF Total Bond Market Index Portfolio: The Vanguard  Group, Inc,; Sub-Advisor: None

Shares of each of the portfolio companies are issued and redeemed in connection with investments in and payments under certain variable annuity policies and variable life insurance policies of various life insurance companies which may or may not be affiliated.  None of the portfolio companies believe that offering its shares in this manner will be disadvantageous to you.  Nevertheless, the board of trustees or the board of directors, as applicable, of each portfolio company intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and in order to determine what action, if any, should be taken.  If such a conflict were to occur, one or more of the insurance company separate accounts might withdraw their investments from a portfolio company.  An irreconcilable conflict might result in the withdrawal of a substantial amount of a portfolio's assets, which could adversely affect such portfolio's net asset value per share.

14

You should read the prospectuses for the portfolios carefully before investing.  The prospectuses contain detailed information about the eligible portfolios, including information about deductions from and expenses paid out of the assets of the portfolios.  You may request copies of the prospectuses of the portfolios by calling the telephone numbers in the preceding table.  You may also request a copy of the Statement of Additional Information of any of the portfolios by calling the telephone numbers in the preceding table, or by contacting us at the address and phone number on the cover of this prospectus.

Interests in the Guaranteed Interest Account are not registered under the Securities Act of 1933 because of certain exemptive and exclusionary provisions.  The Guaranteed Interest Account also is not registered as an investment company under the Investment Company Act of 1940.  Accordingly, neither the Guaranteed Interest Account nor any interests in it are subject to the provisions of these Acts.  Disclosures regarding the Guaranteed Interest Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Substitution

At our discretion, we may substitute another eligible investment option for any one of the portfolios available under the 457(b) Group Variable Annuity.  If we decide to make a substitution, we will give you notice of our intention.

Transfers

Upon receipt of proper instructions, and as the plan permits, we will make transfers between any of the investment options to which payments have been allocated.  We reserve the right to limit the number of transfers that may be made.  All asset transfers made in any one day count as one transfer.  We will not be liable for transfers made at a participant's or a policyholder's direction.  All transfers must be in whole percentages.  Currently, there is no transfer fee; however, we reserve the right, at any time and without prior notice, to end, suspend, or change the transfer privilege, in which case we will provide written notice of any such action.

Automatic Dollar Cost Averaging

Automatic dollar cost averaging allows a participant to transfer an established amount of money each quarter from one investment option to another.  The minimum amount that may be transferred from an investment option in this way is $500.  Only one investment option can be used as the source of a transfer.  By transferring the same amount on a regular schedule instead of transferring a larger amount at one time, a participant may be less susceptible to the impact of market fluctuations.  Automatic dollar cost averaging is only available during the accumulation period.  Currently, there is no transfer fee; however, we reserve the right to take into account transfers made under the automatic dollar cost averaging program in determining any transfer fee that is applicable in the future.

Asset Rebalancing

After a participant allocates his or her money to different investment options, the performance of the different investment options may cause the allocation of the total investment to shift.  At the participant's direction, we will automatically rebalance a participant account to return the total investment to the original percentage allocations.  If a participant requests our asset rebalancing service, we will make any necessary transfers on the first day after the end of the policy year.  Asset rebalancing is only available in the accumulation period.

If you participate in asset rebalancing, the transfers made under the program are taken into account in determining any transfer fee; however, no other fees are charged.

Frequent Purchases and Redemptions

Market timing policies are designed to address the excessive short-term trading of investment company securities that may be harmful to the remaining policy owners.  Although market timing by participants is generally not illegal, we are aware that successful market timers may, in some circumstances, make profits at the expense of passive participants who engage in various long-term or passive investment strategies.

15

We have identified the possibility that participants may attempt to use market timing strategies in connection with Separate Account C, which includes variable investment options, as well as a fixed annuity account option.  Market timing can be accomplished by switching back and forth between investment options.  Market timing can make it very difficult for a portfolio company to manage an underlying portfolio's investments. Frequent transfers may cause a portfolio company to hold more cash than otherwise necessary, disrupt management strategies, increase transaction costs, or affect performance.  For these reasons, the policy was not designed for persons who make programmed, large, or frequent transfers.

In light of the risk posed to participants and other portfolio investors by market timing, we reserve the right, at any time and without prior notice, to end, suspend, or change the ability of participants to transfer assets between investment options if we detect suspicious transfer activity.  In furtherance of this general authority to restrict transfers as described above, and without limiting other actions we may take in the future, we have adopted the following specific restrictions:

●
We may impose specific restrictions on transactions for certain investment options, including, but not limited to, the ability to suspend or terminate the offering of an investment option, based on the transfer restriction policies of the underlying portfolios.  We may do so to conform to any present or future restriction that is imposed by any portfolio available under this policy.

We do not accept telephone transactions.

We reserve the right to postpone payment from the Guaranteed Interest Account for a period of up to six months.

We have adopted a policy requiring our personnel to maintain a record of all orders received between 2:45 p.m. and 3:00 p.m. Central Time pursuant to individual wire transfer contributions, walk-in withdrawals, and interfund transfer requests received by facsimile, and, when available, electronic transfers through our website.  This record is reviewed monthly and any suspicious patterns are reported and subjected to additional review.

If a participant attempts to avoid the restrictions on their ability to transfer among investment options by withdrawing funds and reinvesting, the participant will be assessed a withdrawal charge of up to 8% at the time of each withdrawal.  While not designed specifically to discourage market timing activities, these expenses have a tendency to discourage them.

Although we may exercise our discretion on a case-by-case basis, we anticipate applying our policies regarding frequent purchases and redemptions uniformly in all cases, absent exceptional circumstances, including uniform application to trades that occur through omnibus accounts at any intermediaries.

As of the date of this prospectus, we are in the process of enacting a system to allow participants to make inter-fund transfers online.  We will notify you after it is in effect, either in a quarterly statement or otherwise.  Although our transfer restrictions are designed to prevent excessive transfers, the restrictions are not capable of preventing every potential occurrence of excessive transfer activity, particularly with regard to electronic transfers.  We continue to believe, however, that our transfer restrictions provide adequate protection to policy owners and other portfolio investors from the risks generally associated with market timing.

16

EXPENSES

Charges and expenses that exist in connection with the 457(b) Group Variable Annuity will reduce a participant1s investment return.  You should carefully read this section for information about these expenses.

Insurance Charges

We pay all of the operating expenses of Separate Account C, and we deduct insurance charges from each participant account.  We deduct the insurance charges when we calculate the value of the accumulation units.  The insurance charges include:

mortality and expense risk;

administrative expense; and

distribution expense.

Mortality and Expense Risk Charge.  The mortality and expense risk charge is equal, on an annual basis, to 1.25% of the average daily value of the policy invested in a portfolio, after expenses are deducted.  This charge compensates us for all the insurance benefits provided by the policy, including the guarantee of annuity rates, the death benefits, and certain other expenses related to the policy, and for assuming the risk that the current charges will not be sufficient in the future to cover the cost of administering the policy.

Administrative Charge.  The administrative charge for each participant is equal, on an annual basis, to 0.15% of the average daily value of the participant account invested in a portfolio, after portfolio expenses are deducted.  We may increase this charge, but it will never be more than 0.25% of the average daily value of a participant account invested in a portfolio.  This charge is for all the expenses associated with the policy's administration.  Some examples of these expenses include:  preparing the policy, confirmations, annual reports and statements, maintaining policy records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs.

Distribution Expense Charge.  The distribution expense charge for each participant is equal, on an annual basis, to 0.10% of the average daily value of the participant account invested in a portfolio, after portfolio expenses are deducted.  We may increase this charge, but it will never be more than 0.25% of the average daily value of the participant account invested in a portfolio.  This charge compensates us for the costs associated with distributing the policies.

Withdrawal Charge

Any withdrawals made may be subject to a withdrawal charge that compensates us for expenses associated with selling the 457(b) Group Variable Annuity.  The withdrawal charge is a percentage (up to 8%) of the amount withdrawn, as shown in the Fee Table on page 3.  We calculate the withdrawal charge at the time of each withdrawal.  No withdrawal charge will be applied when a death benefit is paid.

Portfolio Expenses

In addition to the charges discussed above, there are deductions from, and expenses paid out of, the assets of the portfolios.  The portfolio expenses are described in the prospectuses for the portfolios.

Taxes

If we have to pay state or other governmental entity (e.g., municipalities) premium taxes or similar taxes relating to the policy, we will deduct the amount of the tax from the policy.  Some of these taxes are due when the policy is issued; others are due when your annuity payments begin.  We pay any premium taxes when they become payable to the states.  Premium taxes generally range from 0% to 3.5%, depending on the state.

We will also deduct from the policy any income taxes that we incur as a result of the policy.  Currently, we are not making any such deductions.

17

WITHDRAWALS

If a policyholder's plan permits, a participant may be allowed to withdraw cash from his or her participant account by redeeming all or part of the accumulation units in his or her participant account at any time during the accumulation period, before we begin making annuity payments.  After we begin making annuity payments, no withdrawals or redemptions may be made.

Any partial withdrawal must be at least $250, although we may make exceptions for unforeseen emergencies, as defined by the plan.  The redemption value of a participant account is equal to the value of the accumulation units in the account next computed after we receive the request for withdrawal on a form we accept.  The withdrawal charge, if applicable, and any taxes due will be deducted from the amount withdrawn before the participant receives it.  We will deduct an equal dollar amount of the money withdrawn pro-rata from each of the participant's investment options. If a participant does not want the withdrawal to come from each of his or her investment options equally, the participant must specify the investment options from which the withdrawals are to be made, using a form we accept.  We reserve the right to distribute the full amount of any participant account that, after a withdrawal, has a value of less than $100.  We will mail any payment within seven days of receiving an acceptable request for withdrawal unless the payment is suspended, deferred, or postponed, as described elsewhere in this document.  Income taxes and certain restrictions may apply to any withdrawal you make.

A withdrawal is a redemption of accumulation units.  If accumulation units are redeemed, the number of accumulation units in a participant's account will decrease. The reduction in the number of accumulation units will equal the amount withdrawn, divided by the applicable accumulation unit value next computed after we receive the withdrawal request.  A participant's request for withdrawal must be submitted to us in writing on a form we accept. In certain instances, we may require additional documents, such as trust instruments, death certificates, appointments as executor or administrator, or certificates of corporate authority.  All proper withdrawal requests received before 3:00 p.m., Central Time, will receive same-day pricing.

Payments for accumulation units redeemed will be mailed within seven days after we receive request that is in good order; however, we may delay the mailing of a redemption check for recently purchased accumulation units until such time as the payment check has cleared.  Additionally, we may suspend, defer, or delay payments as described elsewhere in this document.

Suspension of Payments or Transfers

We may be required to suspend or postpone payments or withdrawals or transfers for any period when:

●	the New York Stock Exchange is closed (other than customary weekend and holiday closings);

●	trading on the New York Stock Exchange is restricted;

●	an emergency exists as a result of which disposal of the fund shares is not reasonably practicable or we cannot reasonably value the fund shares; or

●	during any other period when, by order, the Securities and Exchange Commission permits such suspension or postponement for the protection of owners.

We reserve the right to defer payment for a withdrawal or transfer from the Guaranteed Interest Account for the period permitted by law but not for more than six months.

DEATH BENEFIT AMOUNT

The death benefit amount will be paid within seven days of receipt of proof of death and proper written instructions, unless we suspend, defer, or postpone payments as described elsewhere in this document.

18

Death of Participant Before the Annuity Date

If a participant dies prior to the annuity date, the death benefit will be the greater of:  (1) the participant's purchase payments, less any withdrawals and withdrawal charges, or (2) the participant's account value, adjusted for taxes determined as of the valuation period during which we receive both proof of death.

Death of Annuitant After the Annuity Date

If an annuitant dies on or after the annuity date, during the annuity period, any remaining payments under the annuity option elected will continue at least as rapidly as under the method of distribution in effect at the annuitant's death.

TAXES

The following general tax discussion is not intended as tax advice.  Participants should consult their own tax advisors about their circumstances.  We have included additional information regarding taxes in the Statement of Additional Information.

Tax Treatment of Distributions

The rules of the Internal Revenue Code of 1986, as amended (the "Code"), govern the tax treatment of distributions from an eligible deferred compensation plan described under Section 457(b) of the Code (an "Eligible 457(b) Plan").  The Code generally provides that a participant in a 457(b) Plan sponsored by a governmental entity will not be taxed on any increase in the value of the participant account until a distribution occurs.  Taxes will be due on the amount of any distribution as it is paid to you.  If the distribution is an "eligible rollover distribution" as defined in the Code, we are generally required to withhold 20% of the distribution for federal income tax purposes unless a participant elects to make a direct rollover to an eligible retirement plan.  You should discuss with a tax advisor the tax implications of a distribution before electing to receive a distribution from the Plan.

Distributions

The Code limits distributions from a 457(b) plan.  Distributions can only be made:

●	beginning with the calendar year in which the participant attains age 70-1/2;

●	when a participant has a severance of employment;

●	when a participant dies; or

●	when a participant is faced with an "unforeseeable emergency" (as defined in the plan, pursuant to the Code and Treasury Regulations).

An Eligible 457(b) Plan must meet certain rules concerning required minimum distributions that are set forth in the Code.  These required minimum distributions are required to begin for a participant by the April 1 of the calendar year following the latest to occur of the participant's attainment of age 70-1/2 or the participant's retirement.  The distributions are calculated based on the value of the participant's account and the participant's age.

Diversification

The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract.  We believe that all of the portfolios are being managed in such a way that they comply with the requirements.

19

Neither the Internal Revenue Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not American Fidelity Assurance Company, would be considered the owner of the shares of the portfolios.  If you are considered the owner of the portfolios' shares, it will result in the loss of the favorable tax treatment for the policy.  It is unknown to what extent under federal tax law owners are permitted to select portfolios, to make transfers among the portfolios or the number and type of portfolios for which owners may select.  If any guidance is provided that is considered a new position, then the guidance would generally be applied prospectively.  However, if such guidance is a position which is not new, it may be applied retroactively and you, as the owner of the policy, could be treated as the owner of the portfolios.

Due to the uncertainty in this area, we reserve the right to modify the policy in an attempt to maintain favorable tax treatment.

OTHER INFORMATION

American Fidelity Assurance Company

We are an Oklahoma stock life insurance company organized in 1960.  We are licensed to conduct life, annuity, and accident and health insurance business in 49 states, the District of Columbia, Guam and American Samoa.  Our office is located at 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106.

We have been a wholly owned subsidiary of American Fidelity Corporation since 1974.  The stock of American Fidelity Corporation is controlled by a family investment partnership, Cameron Enterprises A Limited Partnership, an Oklahoma limited partnership.  William M. Cameron and Lynda L. Cameron each own 50% of the common stock of Cameron Associates, Inc., the sole general partner of Cameron Enterprises A Limited Partnership.  The address of both American Fidelity Corporation and Cameron Enterprises A Limited Partnership, is 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106.

Separate Account C

We established Separate Account C under Oklahoma insurance law in 2002 to hold the assets that underlie the 457(b) Group Variable Annuity.  Separate Account C is registered with the SEC as a unit investment trust under the Investment Company Act of 1940; its inception date is June 4, 2002.  The Separate Account is divided into 16 sub-accounts.

We hold Separate Account C's assets in our name on behalf of Separate Account C, and those assets legally belong to us.  Under Oklahoma law, however, those assets cannot be charged with liabilities that arise out of any other business that we conduct.  All of the income, gains, and losses (realized or unrealized) that result from Separate Account C's assets are credited to or charged against Separate Account C without regard to our other income, gains, and losses.  We are obligated to pay all benefits and make all payments under the 457(b) Group Variable Annuity.

Underwriter

American Fidelity Securities, Inc., a wholly owned subsidiary of American Fidelity Assurance Company, is the principal underwriter for the annuity policies and acts as the distributor of the policies.  The principal business address of American Fidelity Securities, Inc. is 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106.

Legal Proceedings

There are no pending material legal proceedings affecting us, Separate Account C, or American Fidelity Securities, Inc.

Financial Statements

Our financial statements and Separate Account C's financial statements are included in our Statement of Additional Information.  The cover of this prospectus contains information about how to obtain our Statement of Additional Information.

20

TABLE OF CONTENTS OF

THE STATEMENT OF ADDITIONAL INFORMATION

Page

General Information and History of American Fidelity Assurance Company	1
Federal Tax Status	1
Offering of the 457(b) Group Variable Annuity	3
Fixed Annuity Payout	3
Underwriter	3
Custodian and Independent Registered Public Accounting Firm	3
Investment Consultant	3
Legal Opinion	3
Financial Statements	3

21

________________________		PLACE
________________________		STAMP
________________________		HERE

American Fidelity Assurance Company
P.O. Box 25520
Oklahoma City, OK 73125-0520

Attention: Annuity Services Department

Please send me the Statement of Additional Information for the following:

☐ 457(b) Group Variable Annuity	☐ The Dreyfus Socially Responsible Growth Fund, Inc.
☐ American Fidelity Dual Strategy Fund, Inc. ®	☐ The Dreyfus Stock Index Fund, Inc.
☐ American Century Variable Portfolios, Inc.	☐ Dreyfus Variable Investment Fund
☐ BlackRock Variable Series Funds, Inc.	☐ Dreyfus Investment Portfolios
☐ Vanguard® Variable Insurance Fund

Name           ________________________________________________________________
    (please print)
Address ________________________________________________________________

________________________________________________________________

________________________________________________________________

457(b) Group Variable Annuity

issued by

American Fidelity Separate Account C

and

American Fidelity Assurance Company

STATEMENT OF ADDITIONAL INFORMATION
May 1, 2011

This is not a prospectus.  This Statement of Additional Information should be read in conjunction with the Prospectus dated May 1, 2011 for the 457(b) Group Variable Annuity.

The Prospectus concisely sets forth information that a prospective investor should know before investing.  For a copy of the Prospectus,

write to us at:	call us at:	e-mail us at:

P.O. Box 25520 Oklahoma City, Oklahoma 73125-0520	800.662.1106	va.help@af-group.com

457(b) Group Variable Annuity

issued by

American Fidelity Separate Account C

and

American Fidelity Assurance Company

STATEMENT OF ADDITIONAL INFORMATION
May 1, 2011

TABLE OF CONTENTS

Page

General Information and History of American Fidelity Assurance Company	1
Federal Tax Status	1
Offering of the 457(b) Group Variable Annuity	3
Fixed Annuity Payout	3
Underwriter	3
Custodian and Independent Registered Public Accounting Firm	3
Investment Consultant	3
Legal Opinion	3
Financial Statements	3

457(b) Group Variable Annuity

issued by

American Fidelity Separate Account C

and

American Fidelity Assurance Company

STATEMENT OF ADDITIONAL INFORMATION
May 1, 2011

GENERAL INFORMATION AND HISTORY OF

AMERICAN FIDELITY ASSURANCE COMPANY

American Fidelity Assurance Company, which was organized in Oklahoma in 1960, is a wholly owned subsidiary of American Fidelity Corporation, an insurance holding company. The stock of American Fidelity Corporation is controlled by a family investment partnership, Cameron Enterprises A Limited Partnership, an Oklahoma limited partnership.  William M. Cameron and Lynda L. Cameron each own 50% of the common stock of Cameron Associates, Inc., the sole general partner of Cameron Enterprises A Limited Partnership.

FEDERAL TAX STATUS

NOTE: The following is a description of federal income tax law applicable to annuities in general. You should seek competent tax advice regarding the matters discussed in the Prospectus and this Statement of Additional Information. American Fidelity Assurance Company does not guarantee the tax status of the policies. You bear the complete risk that the policies may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

General

American Fidelity Assurance Company is taxed as a life insurance company under the Internal Revenue Code (the "Code").  For federal income tax purposes, Separate Account C is not a separate entity from American Fidelity Assurance Company and its operations form a part of American Fidelity Assurance Company.

Diversification

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department (the "Treasury Department"). Disqualification of the policy as an annuity contract would result in imposition of federal income tax to you with respect to earnings allocable to the policy prior to the receipt of payments under the policy. The Code contains a safe harbor provision which provides that annuity contracts such as the policies meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. government securities, and securities of other regulated investment companies.

The Treasury Department has issued regulations (including Treas. Reg. § 1.817-5) which establish diversification requirements for the investment portfolios underlying variable contracts such as the policies. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

American Fidelity Assurance Company intends that all funds underlying the policies will be managed by the investment advisors in such a manner as to comply with these diversification requirements.

The diversification regulations issued by the Treasury Department do not provide guidance regarding the circumstances in which owner control of the investments of Separate Account C will cause the owner to be treated as the owner of the assets of Separate Account C, thereby resulting in the loss of favorable tax treatment for the policy. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of owner control which may be exercised under the policy is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the owner to be considered as the owner of the assets of Separate Account C resulting in the imposition of federal income tax to the owner with respect to earnings allocable to the policy prior to receipt of payments under the policy.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the owner being retroactively determined to be the owner of the assets of Separate Account C.

Due to the uncertainty in this area, American Fidelity Assurance Company reserves the right to modify the policy in an attempt to maintain favorable tax treatment.

Section 457(b) Plan Federal Tax Status

Section 457 of the Code allows employees and independent contractors of state and local governments and tax-exempt organizations to defer a portion of their salaries or compensation to retirement years without paying current income tax on either the deferrals or the earnings on the deferrals.  Because all of the contributions to the participant accounts are made on a pre-tax basis, all distributions will be subject to federal income tax unless the distribution is rolled over to a qualified retirement plan, a Section 403(b) plan, a traditional IRA, another governmental Section 457(b) plan in a direct rollover, or a governmental defined benefit plan to purchase permissive service credits.  A distribution may be converted directly to a Roth IRA, subject to certain restrictions in 408A, but will be subject to federal income tax.  You should seek competent advice about the tax consequences of any distributions.

Income Tax Withholding

All distributions from governmental 457(b) plans except distributions rolled over in a direct rollover are includible in the gross income of the participant when distributed, and will be subject to federal income tax withholding pursuant to Section 3405 of the Code. Generally, federal income tax is withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments that are not considered "eligible rollover distributions." The participant may elect not to have taxes withheld or to have withholding done at a different rate unless the distribution is an eligible rollover distribution.  Participants are liable for payment of any federal income tax payable on a distribution and those who elect not to have withholding made or who elect to have withholding done at a different rate are still required to pay the full amount of any tax owed.  Participants may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient.  Participants who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding.  Additionally, United States citizens residing outside of the country, or United States legal residents temporarily residing outside the country, are subject to different withholding rules and cannot elect out of withholding.

There is a mandatory 20% withholding for eligible rollover distributions that are eligible for rollover to qualified retirement plans, Section 403(b) plans, traditional IRAs, and governmental Section 457 plans but that are not directly rolled over.  Eligible rollover distributions are any non-periodic distributions that are not: (a) a series of substantially equal periodic payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or for a specified period of ten years or more; (b) distributions which are required minimum distributions; or (c) distributions made in the event of an unforeseeable emergency as defined in regulations issued by the Treasury Department.  An eligible rollover distribution that is distributed to the participant is eligible to be rolled over to an "eligible retirement plan" if the rollover is completed within 60 days of receipt of the eligible rollover distribution by the participant.  An eligible rollover distribution other than a direct rollover is subject to the 20% withholding and any withheld amount not rolled over will be recognized as taxable income.  Any federal income tax withheld will be applied against the participant's federal income tax liability for the year of distribution and is available for refund.  Participants should consult their own tax counsel or other tax advisor regarding withholding requirements.

2

Penalty Tax on Distributions Attributed to Rollovers

Generally, in addition to ordinary income tax, a penalty equal to 10% of the amount of any payment will apply to any distribution received from the 457(b) Group Variable Annuity to the extent attributable to a rollover to a qualified plan, an IRA, or a 403(b) plan, if received by the participant before the age of 59-1/2, except by reason of death, disability, or as part of a series of payments for life or life expectancy or other exceptions which may apply.

OFFERING OF THE 457(b) GROUP VARIABLE ANNUITY

American Fidelity Separate Account C offers the 457(b) Group Variable Annuity primarily to public school educators in grades K-12 (including school administrators and staff) in order to address their retirement savings and other insurance product needs.  This is accomplished by our sales representatives meeting directly with such educators.

FIXED ANNUITY PAYOUT

The dollar amount of each fixed annuity payment will be at least as great as that determined in accordance with the annuity table that corresponds with the annuity option selected.  The fixed annuity provides an annual guaranteed interest rate on all annuity options.

UNDERWRITER

American Fidelity Securities, Inc., a wholly owned subsidiary of American Fidelity Assurance Company, is the principal underwriter for the annuity policies and acts as the distributor of the policies.  The policies are offered on a continuous basis.  The aggregate underwriting commissions paid to and retained by American Fidelity Securities in connection with Separate Account C for 2010, 2009 and 2008 were $40,171, $22,562 and $19,820, respectively.

CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The name and address of the person who maintains physical possession of the accounts, books, and other documents of American Fidelity Separate Account C required by Section 31(a) of the Investment Company Act of 1940 is David R. Carpenter, Executive Vice President and Treasurer, American Fidelity Assurance Company, 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106.

The financial statements of American Fidelity Separate Account C and American Fidelity Assurance Company included in this Statement of Additional Information have been audited by KPMG LLP, Independent Registered Public Accounting Firm, as set forth in its reports appearing below.  KPMG's report on American Fidelity Assurance Company refers to a change to the method of evaluating other-than-temporary impairments in 2009.   KPMG LLP's address is 210 Park Avenue, Suite 2850, Oklahoma City, Oklahoma 73102.

INVESTMENT CONSULTANT

Asset Services Company, L.L.C., 5100 N. Classen Blvd., Suite 600, Oklahoma City, Oklahoma 73118, acts as an investment consultant for the registrant and American Fidelity Assurance Company.  Under the investment consultant agreement, from time to time, Asset Services provides certain reports and information to Separate Account C and American Fidelity Assurance Company.  Asset Services is an indirect subsidiary of American Fidelity Corporation, which owns 100% of American Fidelity Assurance Company.

American Fidelity Assurance Company pays any compensation payable to Asset Services for services provided to Separate Account C.  No such compensation has been paid to Asset Services during the last three years.

LEGAL OPINION

McAfee & Taft A Professional Corporation, Oklahoma City, Oklahoma, has provided advice on certain matters relating to the federal securities and income tax laws in connection with the policies.

FINANCIAL STATEMENTS

Following are the financial statements of Separate Account C and American Fidelity Assurance Company.  The financial statements of American Fidelity Assurance Company should be considered only as bearing upon the ability of American Fidelity Assurance Company to meet its obligations under the policies; they should not be considered as bearing on the investment performance of the assets held in Separate Account C.

3

AMERICAN FIDELITY SEPARATE ACCOUNT C

Financial Statements

December 31, 2010

(With Report of Independent Registered Public Accounting Firm Thereon)

                         KPMG LLP
                         210 Park Avenue, Suite 2850
                         Oklahoma City, OK  73102-5683

Report of Independent Registered Public Accounting Firm

Board of Directors
American Fidelity Assurance Company, and
    Contract Owners
American Fidelity Separate Account C:

We have audited the accompanying statement of assets and liabilities of the Socially Responsible Growth, Stock Index, Growth and Income, Small Company Stock, International Value, Technology Growth, Value Opportunities V.I., Basic Value V.I., Global Allocation V.I., Capital Appreciation V.I., Large Cap Growth V.I., VP Balanced, VP Capital Appreciation, VP Income and Growth, VP Ultra, VP International Value, Dual Strategy Fund, Total Bond Market Index, VNG Balanced, VNG Small Company, and VNG Capital Growth segregated subaccounts of American Fidelity Separate Account C (Account C) as of December 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of Account C's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investments owned at December 31, 2010 were verified by confirmation with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned segregated subaccounts of American Fidelity Separate Account C as of December 31, 2010, and the results of their operations for the year then ended, the changes in their net assets for each of the years or periods in the two-year period then ended, and financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

February 15, 2011
KPMG LLC

KPMG LLP is a Delaware limited liability partnership,
the U.S. member firm of KPMG International Cooperative
("KPMG International"), a Swiss entity.

AMERICAN FIDELITY SEPARATE ACCOUNT C
Statement of Assets and Liabilities
December 31, 2010
	Segregated subaccounts
	Socially
	Responsible	Stock	International	Technology
	Growth	Index	Value	Growth
Investments:
Dreyfus Socially Responsible Growth Fund, Inc. (15,372 shares
at net asset value of $29.90 per share) (cost $391,756)	$459,635
Dreyfus Stock Index Fund (197,075 shares at net asset value
of $29.67 per share) (cost $5,638,617)		5,847,229
Dreyfus International Value Portfolio (122,936 shares at net
asset value of $11.21 per share) (cost $1,539,217)			1,378,111
Dreyfus Technology Growth Portfolio (37,040 shares at net asset
value of $12.98 per share) (cost $344,467)				480,781
Total assets	459,635	5,847,229	1,378,111	480,781
Total liabilities	-	-	-	-
Net assets	$459,635	5,847,229	1,378,111	480,781
Accumulation units outstanding	32,152	399,626	81,706	30,349
Accumulation unit value	$14.296	14.632	16.867	15.842
See accompanying notes to financial statements.

(Continued)

2

AMERICAN FIDELITY SEPARATE ACCOUNT C
Statement of Assets and Liabilities
December 31, 2010
	Segregated subaccounts
	Value Opportunities V.I.	Basic Value V.I.	Global Allocation V.I.	Capital Appreciation V.I.
Investments:
BlackRock Variable Series Funds:
Value Opportunities V.I. Fund (225,421 shares at net asset value of
$17.66 per share) (cost $3,994,818)	$3,980,928
Basic Value V.I. Fund (321,488 shares at net asset value of $11.94
per share) (cost $4,001,213)		3,838,570
Global Allocation V.I. Fund (2,250 shares at net asset value of $16.15
per share) (cost $34,034)			36,330
Capital Appreciation V.I. Fund (3,515 shares at net asset value of $8.59
per share) (cost $25,218)				30,195
Total assets	3,980,928	3,838,570	36,330	30,195
Total liabilities	-	-	-	-
Net assets	$3,980,928	3,838,570	36,330	30,195
Accumulation units outstanding	222,635	234,937	3,182	2,420
Accumulation unit value	$17.881	16.339	11.419	12.479
See accompanying notes to financial statements.

(Continued)

3

AMERICAN FIDELITY SEPARATE ACCOUNT C
Statement of Assets and Liabilities
December 31, 2010
	Segregated subaccounts
		VP	VP	VP	Dual
	VP	Capital	Income and	International	Strategy
	Balanced	Appreciation	Growth	Value	Fund
Investments:
American Century Variable Portfolios:
VP Balanced (158,019 shares at net asset value of $6.30
per share) (cost $1,008,849)	$995,519
VP Capital Appreciation (75,322 shares at net asset
value of $14.14 per share) (cost $780,319)		1,065,054
VP Income and Growth (107,498 shares at net asset value
of $6.05 per share) (cost $660,373)			650,363
VP International Value (77,680 shares at net asset value
of $8.56 per share) (cost $613,774)				664,942
American Fidelity Dual Strategy Fund, Inc. (126,805 shares at
net asset value of $10.17 per share) (cost $1,199,095)					1,289,605
Total assets	995,519	1,065,054	650,363	664,942	1,289,605
Total liabilities	-	-	-	-	-
Net assets	$995,519	1,065,054	650,363	664,942	1,289,605
Accumulation units outstanding	67,418	44,856	48,222	38,513	96,212
Accumulation unit value	$14.766	23.744	13.487	17.265	13.404
See accompanying notes to financial statements.

(Continued)

4

AMERICAN FIDELITY SEPARATE ACCOUNT C
Statement of Assets and Liabilities
December 31, 2010
	Segregated subaccounts
	Total Bond	VNG	VNG Small	VNG Capital
	Market Index	Balanced	Company	Growth
Investments:
Vanguard Total Bond Market Index (114,123 shares at net asset value of
$12.06 per share) (cost $1,315,770)	$1,376,327
Vanguard Balanced (171,157 shares at net asset value of $18.70 per share)
(cost $2,997,368)		3,200,638
Vanguard Small Company (112,140 shares at net asset value of $17.68 per share)
(cost $1,550,645)			1,982,641
Vanguard Capital Growth (6,131 shares at net asset value of $16.38 per share)
(cost $86,477)				100,423
Total assets	1,376,327	3,200,638	1,982,641	100,423
Total liabilities	-	-	-	-
Net assets	$1,376,327	3,200,638	1,982,641	100,423
Accumulation units outstanding	112,743	250,570	153,158	8,290
Accumulation unit value	$12.208	12.773	12.945	12.114
See accompanying notes to financial statements.

5

AMERICAN FIDELITY SEPARATE ACCOUNT C
Statement of Operations
Year ended December 31, 2010
	Segregated subaccounts
	Socially		Growth
	Responsible	Stock	and	International	Technology
	Growth	Index	Income	Value	Growth
Net investment income (loss):
Investment income distribution from underlying mutual fund	$3,031	92,041	1,862	20,676	-
Less expenses:
Mortality and risk	4,739	61,303	3,376	15,048	4,635
Administration	569	7,356	405	1,805	556
Distribution	379	4,904	270	1,204	371
Total expenses	5,687	73,563	4,051	18,057	5,562
Net investment income (loss)	(2,656)	18,478	(2,189)	2,619	(5,562)
Realized gains (losses) on investments:
Realized gains distributions from underlying mutual fund	-	-	-	-	-
Proceeds from sales	13,149	126,436	514,823	47,671	25,848
Cost of investments sold	12,514	129,767	585,678	53,364	21,983
Net realized gain (loss) on investments sold	635	(3,331)	(70,855)	(5,693)	3,865
Net realized gains (losses) on investments	635	(3,331)	(70,855)	(5,693)	3,865
Unrealized appreciation (depreciation) on investments, end of year	67,879	208,612	-	(161,106)	136,314
Unrealized appreciation (depreciation) on investments, beginning of year	13,107	(442,296)	(74,260)	(211,322)	31,625
Change in unrealized appreciation (depreciation)
on investments	54,772	650,908	74,260	50,216	104,689
Net increase in net assets from operations	$52,751	666,055	1,216	47,142	102,992
See accompanying notes to financial statements.

(Continued)

6

AMERICAN FIDELITY SEPARATE ACCOUNT C
Statement of Operations
Year ended December 31, 2010
	Segregated subaccounts
	Value				Capital
	Opportunities V.I.	Basic Value V.I.	Large Cap Growth V.I.	Global Allocation V.I.	Appreciation V.I.
Net investment income (loss):
Investment income distribution from underlying mutual fund	$18,738	57,880	15	410	57
Less expenses:
Mortality and risk	39,737	40,563	1,916	161	149
Administration	4,768	4,868	230	19	18
Distribution	3,179	3,245	153	13	12
Total expenses	47,684	48,676	2,299	193	179
Net investment income (loss)	(28,946)	9,204	(2,284)	217	(122)
Realized gains (losses) on investments:
Realized gains distributions from underlying mutual fund	-	-	-	186	-
Proceeds from sales	82,052	57,845	281,803	18	3,160
Cost of investments sold	96,785	63,621	279,409	18	2,945
Net realized gain (loss) on investments sold	(14,733)	(5,776)	2,394	-	215
Net realized gains (losses) on investments	(14,733)	(5,776)	2,394	186	215
Unrealized appreciation (depreciation) on investments, end of year	(13,890)	(162,643)		2,296	4,977
Unrealized appreciation (depreciation) on investments, beginning of year	(863,170)	(540,187)	4,708	-	-
Change in unrealized appreciation (depreciation)
on investments	849,280	377,544	(4,708)	2,296	4,977
Net increase (decrease) in net assets from operations	$805,601	380,972	(4,598)	2,699	5,070
See accompanying notes to financial statements.

(Continued)

7

AMERICAN FIDELITY SEPARATE ACCOUNT C
Statement of Operations
Year ended December 31, 2010
	Segregated subaccounts
		VP	VP	VP	Dual
	VP	Capital	Income and	International	Strategy
	Balanced	Appreciation	Growth	Value	Fund
Net investment income (loss):
Investment income distribution from underlying mutual fund	$16,790	-	8,187	11,821	14,476
Less expenses:
Mortality and risk	10,887	9,851	6,494	6,854	13,478
Administration	1,307	1,182	779	823	1,618
Distribution	871	788	519	548	1,078
Total expenses	13,065	11,821	7,792	8,225	16,174
Net investment income (loss)	3,725	(11,821)	395	3,596	(1,698)
Realized gains (losses) on investments:
Realized gains distributions from underlying mutual fund	-	-	-	-	-
Proceeds from sales	37,554	15,925	7,155	25,295	66,885
Cost of investments sold	40,301	12,883	8,470	26,850	69,821
Net realized gain (loss) on investments sold	(2,747)	3,042	(1,315)	(1,555)	(2,936)
Net realized gains (losses) on investments	(2,747)	3,042	(1,315)	(1,555)	(2,936)
Unrealized appreciation (depreciation) on investments, end of year	(13,330)	284,735	(10,010)	51,168	90,510
Unrealized appreciation (depreciation) on investments, beginning of year	(99,032)	50,176	(80,489)	(16,503)	(96,915)
Change in unrealized appreciation (depreciation)
on investments	85,702	234,559	70,479	67,671	187,425
Net increase in net assets from operations	$86,680	225,780	69,559	69,712	182,791
See accompanying notes to financial statements.

(Continued)

8

AMERICAN FIDELITY SEPARATE ACCOUNT C
Statement of Operations
Year ended December 31, 2010
	Segregated subaccounts
	Total Bond	VNG	VNG Small	VNG Capital
	Market Index	Balanced	Company	Growth
Net investment income (loss):
Investment income distribution from underlying mutual fund	$35,109	74,648	4,615	-
Less expenses:
Mortality and risk	14,199	34,165	18,783	419
Administration	1,704	4,100	2,254	50
Distribution	1,136	2,733	1,502	34
Total expenses	17,039	40,998	22,539	503
Net investment income (loss)	18,070	33,650	(17,924)	(503)
Realized gains (losses) on investments:
Realized gains distributions from underlying mutual fund	1,707	-	-	-
Proceeds from sales	27,022	173,566	55,545	4
Cost of investments sold	25,985	165,392	49,256	4
Net realized gain (loss) on investments sold	1,037	8,174	6,289	-
Net realized gains (losses) on investments	2,744	8,174	6,289	-
Unrealized appreciation (depreciation) on investments, end of year	60,557	203,270	431,996	13,946
Unrealized appreciation (depreciation) on investments, beginning of year	35,593	(23,969)	(9,316)	-
Change in unrealized appreciation (depreciation) on investments	24,964	227,239	441,312	13,946
Net increase in net assets from operations	$45,778	269,063	429,677	13,443
See accompanying notes to financial statements.

9

AMERICAN FIDELITY SEPARATE ACCOUNT C
Statement of Changes in Net Assets
Year ended December 31, 2010
	Segregated subaccounts
	Socially		Growth
	Responsible	Stock	and	International	Technology
	Growth	Index	Income	Value	Growth
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(2,656)	18,478	(2,189)	2,619	(5,562)
Net realized gains (losses) on investments	635	(3,331)	(70,855)	(5,693)	3,865
Unrealized appreciation (depreciation) during the year	54,772	650,908	74,260	50,216	104,689
Net increase (decrease) in net assets from operations	52,751	666,055	1,216	47,142	102,992
Contract transactions:
Net purchase payments received	89,298	1,097,477	89,275	280,562	93,609
Withdrawal of funds	(18,203)	(278,431)	(528,559)	(84,473)	(34,598)
Net increase (decrease) in net assets from contract transactions	71,095	819,046	(439,284)	196,089	59,011
Increase (decrease) in net assets	123,846	1,485,101	(438,068)	243,231	162,003
Net assets, beginning of year	335,789	4,362,128	438,068	1,134,880	318,778
Net assets, end of year	$459,635	5,847,229	-	1,378,111	480,781
See accompanying notes to financial statements.

(Continued)

10

AMERICAN FIDELITY SEPARATE ACCOUNT C
Statement of Changes in Net Assets
Year ended December 31, 2010
	Segregated subaccounts
	Value
	Opportunities	Basic	Large Cap	Global	Capital
	V.I.	Value V.I.	Growth V.I.	Allocation V.I.	Appreciation V.I.
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(28,946)	9,204	(2,284)	217	(122)
Net realized gains (losses) on investments	(14,733)	(5,776)	2,394	186	215
Unrealized appreciation (depreciation) during the year	849,280	377,544	(4,708)	2,296	4,977
Net increase (decrease) in net assets from operations	805,601	380,972	(4,598)	2,699	5,070
Contract transactions:
Net purchase payments received	669,282	659,757	81,764	33,718	28,448
Withdrawal of funds	(161,090)	(144,635)	(309,923)	(87)	(3,323)
Net increase (decrease) in net assets from contract transactions	508,192	515,122	(228,159)	33,631	25,125
Increase (decrease) in net assets	1,313,793	896,094	(232,757)	36,330	30,195
Net assets, beginning of year	2,667,135	2,942,476	232,757	-	-
Net assets, end of year	$3,980,928	3,838,570	-	36,330	30,195
See accompanying notes to financial statements.

(Continued)

11

AMERICAN FIDELITY SEPARATE ACCOUNT C
Statement of Changes in Net Assets
Year ended December 31, 2010
	Segregated subaccounts
		VP	VP	VP	Dual
	VP	Capital	Income and	International	Strategy
	Balanced	Appreciation	Growth	Value	Fund
Increase (decrease) in net assets from operations:
Net investment income (loss)	$3,725	(11,821)	395	3,596	(1,698)
Net realized gains (losses) on investments	(2,747)	3,042	(1,315)	(1,555)	(2,936)
Unrealized appreciation (depreciation) during the year	85,702	234,559	70,479	67,671	187,425
Net increase (decrease) in net assets from operations	86,680	225,780	69,559	69,712	182,791
Contract transactions:
Net purchase payments received	172,926	259,420	156,969	141,738	267,132
Withdrawal of funds	(53,747)	(33,420)	(12,386)	(40,914)	(105,405)
Net increase (decrease) in net assets from contract transactions	119,179	226,000	144,583	100,824	161,727
Increase (decrease) in net assets	205,859	451,780	214,142	170,536	344,518
Net assets, beginning of year	789,660	613,274	436,221	494,406	945,087
Net assets, end of year	$995,519	1,065,054	650,363	664,942	1,289,605
See accompanying notes to financial statements.

(Continued)

12

AMERICAN FIDELITY SEPARATE ACCOUNT C
Statement of Changes in Net Assets
Year ended December 31, 2010
	Segregated subaccounts
	Total Bond	VNG	VNG Small	VNG Capital
	Market Index	Balanced	Company	Growth
Increase (decrease) in net assets from operations:
Net investment income (loss)	$18,070	33,650	(17,924)	(503)
Net realized gains (losses) on investments	2,744	8,174	6,289	-
Unrealized appreciation (depreciation) during the year	24,964	227,239	441,312	13,946
Net increase (decrease) in net assets from operations	45,778	269,063	429,677	13,443
Contract transactions:
Net purchase payments received	481,967	873,398	454,380	92,019
Withdrawal of funds	(49,955)	(269,030)	(95,650)	(5,039)
Net increase (decrease) in net assets from contract transactions	432,012	604,368	358,730	86,980
Increase (decrease) in net assets	477,790	873,431	788,407	100,423
Net assets, beginning of year	898,537	2,327,207	1,194,234	-
Net assets, end of year	$1,376,327	3,200,638	1,982,641	100,423
See accompanying notes to financial statements.

13

AMERICAN FIDELITY SEPARATE ACCOUNT C
Statement of Changes in Net Assets
Year ended December 31, 2009
	Segregated subaccounts
	Socially		Growth
	Responsible	Stock	and	International	Technology
	Growth	Index	Income	Value	Growth
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,568)	21,688	(527)	19,226	(2,556)
Net realized gains (losses) on investments	(1,012)	182,534	(1,622)	(4,606)	(4,895)
Unrealized appreciation (depreciation) during the year	79,015	634,587	93,082	231,215	114,033
Net increase (decrease) in net assets from operations	76,435	838,809	90,933	245,835	106,582
Contract transactions:
Net purchase payments received	61,692	1,037,304	82,661	275,018	81,063
Withdrawal of funds	(7,873)	(164,502)	(11,834)	(35,955)	(39,542)
Net increase (decrease) in net assets from contract transactions	53,819	872,802	70,827	239,063	41,521
Increase (decrease) in net assets	130,254	1,711,611	161,760	484,898	148,103
Net assets, beginning of year	205,535	2,650,517	276,308	649,982	170,675
Net assets, end of year	$335,789	4,362,128	438,068	1,134,880	318,778
See accompanying notes to financial statements.

(Continued)

14

AMERICAN FIDELITY SEPARATE ACCOUNT C
Statement of Changes in Net Assets
Year ended December 31, 2009
	Segregated subaccounts
	Value
	Opportunities	Basic	Large Cap
	V.I.	Value V.I.	Growth V.I.
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(14,218)	19,805	(1,153)
Net realized gains (losses) on investments	(10,255)	(7,682)	(2)
Unrealized appreciation (depreciation) during the year	581,513	635,502	43,494
Net increase (decrease) in net assets from operations	557,040	647,625	42,339
Contract transactions:
Net purchase payments received	634,956	655,266	107,829
Withdrawal of funds	(85,633)	(102,913)	(5,329)
Net increase (decrease) in net assets from contract transactions	549,323	552,353	102,500
Increase (decrease) in net assets	1,106,363	1,199,978	144,839
Net assets, beginning of year	1,560,772	1,742,498	87,918
Net assets, end of year	$2,667,135	2,942,476	232,757
See accompanying notes to financial statements.

(Continued)

15

AMERICAN FIDELITY SEPARATE ACCOUNT C
Statement of Changes in Net Assets
Year ended December 31, 2009
	Segregated subaccounts
		VP	VP	VP	Dual
	VP	Capital	Income and	International	Strategy
	Balanced	Appreciation	Growth	Value	Fund
Increase (decrease) in net assets from operations:
Net investment income (loss)	$24,114	(3,561)	10,289	670	2,738
Net realized gains (losses) on investments	(3,962)	557	(7,679)	(728)	(3,192)
Unrealized appreciation (depreciation) during the year	74,706	144,988	58,932	115,286	173,430
Net increase (decrease) in net assets from operations	94,858	141,984	61,542	115,228	172,976
Contract transactions:
Net purchase payments received	149,690	217,081	122,797	168,011	196,342
Withdrawal of funds	(29,868)	(17,605)	(21,981)	(22,066)	(33,765)
Net increase (decrease) in net assets from contract transactions	119,822	199,476	100,816	145,945	162,577
Increase (decrease) in net assets	214,680	341,460	162,358	261,173	335,553
Net assets, beginning of year	574,980	271,814	273,863	233,233	609,534
Net assets, end of year	$789,660	613,274	436,221	494,406	945,087
See accompanying notes to financial statements.

(Continued)

16

AMERICAN FIDELITY SEPARATE ACCOUNT C
Statement of Changes in Net Assets
Year ended December 31, 2009
	Segregated subaccounts
	Total Bond	VNG	VNG Small
	Market Index	Balanced	Company
Increase (decrease) in net assets from operations:
Net investment income (loss)	$16,724	44,183	(4,728)
Net realized gains (losses) on investments	392	(28,009)	(1,302)
Unrealized appreciation (depreciation) during the year	14,553	358,748	302,487
Net increase (decrease) in net assets from operations	31,669	374,922	296,457
Contract transactions:
Net purchase payments received	332,667	705,995	408,367
Withdrawal of funds	(32,127)	(171,624)	(51,731)
Net increase (decrease) in net assets from contract transactions	300,540	534,371	356,636
Increase (decrease) in net assets	332,209	909,293	653,093
Net assets, beginning of year	566,328	1,417,914	541,141
Net assets, end of year	$898,537	2,327,207	1,194,234
See accompanying notes to financial statements.

17

AMERICAN FIDELITY SEPARATE ACCOUNT C
Financial Highlights
December 31
	Socially Responsible Growth
	2010	2009	2008	2007	2006
Net assets	$459,635	335,789	205,535	257,992	172,044
Accumulation unit value	$14.296	12.639	9.592	14.849	13.985
Number of accumulation units outstanding	32,152	26,568	21,428	17,374	12,302
Investment income as a percent of average net assets (1)	0.81%	0.90%	0.71%	0.47%	0.09%
Expenses as a percent of average net assets (2)	1.50%	1.50%	1.50%	1.50%	1.50%
Total return (3)	13.11%	31.77%	(35.40)%	6.18%	7.58%
	Stock Index
	2010	2009	2008	2007	2006
Net assets	$5,847,229	4,362,128	2,650,517	3,125,129	2,056,284
Accumulation unit value	$14.632	12.934	10.392	16.783	16.186
Number of accumulation units outstanding	399,626	337,272	255,047	186,205	127,038
Investment income as a percent of average net assets (1)	1.90%	2.16%	2.21%	1.81%	1.76%
Expenses as a percent of average net assets (2)	1.50%	1.50%	1.50%	1.50%	1.50%
Total return (3)	13.13%	24.46%	(38.08)%	3.69%	13.78%
	Growth and Income
	2010	2009	2008	2007	2006
Net assets	$-	438,068	276,308	375,834	243,406
Accumulation unit value	$-	12.083	9.524	16.225	15.187
Number of accumulation units outstanding	-	36,256	29,013	23,164	16,027
Investment income as a percent of average net assets (1)	0.43%	1.35%	0.70%	0.79%	0.80%
Expenses as a percent of average net assets (2)	1.50%	1.50%	1.50%	1.50%	1.50%
Total return (3)	****	26.87%	(41.30)%	6.83%	12.81%
	Small Company Stock
	2010	2009	2008	2007	2006
Net assets	$-	-	-	-	175,286
Accumulation unit value	$-	-	-	-	17.450
Number of accumulation units outstanding	-	-	-	-	10,045
Investment income as a percent of average net assets (1)	-%	-%	-%	-%	-%
Expenses as a percent of average net assets (2)	-%	-%	-%	1.50%	1.50%
Total return (3)	-%	-%	-%	***	9.32%
	International Value
	2010	2009	2008	2007	2006
Net assets	$1,378,111	1,134,880	649,982	673,951	345,993
Accumulation unit value	$16.867	16.391	12.704	20.576	20.054
Number of accumulation units outstanding	81,706	69,237	51,163	32,755	17,253
Investment income as a percent of average net assets (1)	1.73%	3.75%	2.23%	1.28%	1.05%
Expenses as a percent of average net assets (2)	1.50%	1.50%	1.50%	1.50%	1.50%
Total return (3)	2.90%	29.02%	(38.26)%	2.60%	20.78%
See accompanying notes to financial statements.
(Continued)

18

AMERICAN FIDELITY SEPARATE ACCOUNT C
Financial Highlights
December 31
	Technology Growth
	2010	2009	2008	2007	2006
Net assets	$480,781	318,778	170,675	194,445	127,367
Accumulation unit value	$15.842	12.376	7.968	13.753	12.169
Number of accumulation units outstanding	30,349	25,757	21,419	14,138	10,467
Investment income as a percent of average net assets (1)	-%	0.42%	-%	-%	-%
Expenses as a percent of average net assets (2)	1.50%	1.50%	1.50%	1.50%	1.50%
Total return (3)	28.01%	55.32%	(42.06)%	13.02%	2.74%
	Value Opportunities V.I.
	2010	2009	2008	2007	2006
Net assets	$3,980,928	2,667,135	1,560,772	1,838,744	1,227,906
Accumulation unit value	$17.881	14.104	11.156	18.888	19.347
Number of accumulation units outstanding	222,635	189,099	139,903	97,348	63,467
Investment income as a percent of average net assets (1)	0.59%	0.79%	0.88%	0.37%	0.37%
Expenses as a percent of average net assets (2)	1.50%	1.50%	1.50%	1.50%	1.50%
Total return (3)	26.78%	26.43%	(40.94)%	(2.37)%	11.14%
	Basic Value V.I.
	2010	2009	2008	2007	2006
Net assets	$3,838,570	2,942,476	1,742,498	1,927,947	1,205,722
Accumulation unit value	$16.339	14.703	11.381	18.272	18.217
Number of accumulation units outstanding	234,937	200,128	153,102	105,514	66,187
Investment income as a percent of average net assets (1)	1.80%	2.40%	2.86%	1.87%	2.20%
Expenses as a percent of average net assets (2)	1.50%	1.50%	1.50%	1.50%	1.50%
Total return (3)	11.13%	29.19%	(37.71)%	0.30%	20.05%
	Large Cap Growth V.I.
	2010	2009	2008	2007**	2006
Net assets	$-	232,757	87,918	49,346	-
Accumulation unit value	$-	7.208	5.770	9.878	-
Number of accumulation units outstanding	-	32,290	15,236	4,996	-
Investment income as a percent of average net assets (1)	0.01%	0.77%	0.74%	0.49%	-%
Expenses as a percent of average net assets (2)	1.50%	1.50%	1.50%	1.50%	-%
Total return (3)	****	24.92%	(41.59)%	9.74%	-%
	Global Allocation V.I.
	2010*	2009	2008	2007*	2006
Net assets	$36,330	-	-	-	-
Accumulation unit value	$11.419	-	-	-	-
Number of accumulation units outstanding	3,182	-	-	-	-
Investment income as a percent of average net assets (1)	1.66%	-%	-%	-%	-%
Expenses as a percent of average net assets (2)	1.50%	-%	-%	-%	-%
Total return (3)	14.19%	-%	-%	-%	-%

See accompanying notes to financial statements.
(Continued)

19

AMERICAN FIDELITY SEPARATE ACCOUNT C
Financial Highlights
December 31

	Capital Appreciation V.I.
	2010*	2009	2008	2007*	2006
Net assets	$30,195	-	-	-	-
Accumulation unit value	$12.479	-	-	-	-
Number of accumulation units outstanding	2,420	-	-	-	-
Investment income as a percent of average net assets (1)	0.25%	-%	-%	-%	-%
Expenses as a percent of average net assets (2)	1.50%	-%	-%	-%	-%
Total return (3)	24.79%	-%	-%	-%	-%

	VP Balanced
	2010	2009	2008	2007	2006
Net assets	$995,519	789,660	574,980	602,944	409,156
Accumulation unit value	$14.766	13.427	11.802	15.038	14.547
Number of accumulation units outstanding	67,418	58,811	48,719	40,095	28,126
Investment income as a percent of average net assets (1)	1.94%	5.15%	2.44%	1.80%	1.60%
Expenses as a percent of average net assets (2)	1.50%	1.50%	1.50%	1.50%	1.50%
Total return (3)	9.97%	13.77%	(21.52)%	3.38%	7.99%
	VP Capital Appreciation
	2010	2009	2008	2007	2006
Net assets	$1,065,054	613,274	271,814	289,492	128,811
Accumulation unit value	$23.744	18.358	13.595	25.646	17.855
Number of accumulation units outstanding	44,856	33,407	19,993	11,288	7,214
Investment income as a percent of average net assets (1)	-%	0.69%	-%	-%	-%
Expenses as a percent of average net assets (2)	1.50%	1.50%	1.50%	1.50%	1.50%
Total return (3)	29.34%	35.03%	(46.99)%	43.63%	15.48%
	VP Income and Growth
	2010	2009	2008	2007	2006
Net assets	$650,363	436,221	273,863	310,219	239,724
Accumulation unit value	$13.487	11.994	10.310	15.999	16.252
Number of accumulation units outstanding	48,222	36,371	26,564	19,390	14,750
Investment income as a percent of average net assets (1)	1.59%	4.63%	1.78%	1.66%	1.46%
Expenses as a percent of average net assets (2)	1.50%	1.50%	1.50%	1.50%	1.50%
Total return (3)	12.45%	16.33%	(35.56)%	(1.56)%	15.34%
	VP Ultra
	2010	2009	2008	2007	2006
Net assets	$-	-	-	-	206,744
Accumulation unit value	$-	-	-	-	12.281
Number of accumulation units outstanding	-	-	-	-	16,835
Investment income as a percent of average net assets (1)	-%	-%	-%	-%	-%
Expenses as a percent of average net assets (2)	-%	-%	-%	1.50%	1.50%
Total return (3)	-%	-%	-%	***	(4.72)%

(Continued)
See accompanying notes to financial statements.

20

AMERICAN FIDELITY SEPARATE ACCOUNT C
Financial Highlights
December 31

	VP International Value
	2010	2009	2008	2007	2006
Net assets	$664,942	494,406	233,233	301,370	105,002
Accumulation unit value	$17.265	15.470	11.740	21.600	18.572
Number of accumulation units outstanding	38,513	31,960	19,866	13,952	5,654
Investment income as a percent of average net assets (1)	2.18%	1.70%	0.71%	0.47%	1.21%
Expenses as a percent of average net assets (2)	1.50%	1.50%	1.50%	1.50%	1.50%
Total return (3)	11.60%	31.77%	(45.65)%	16.30%	23.16%

	Dual Strategy Fund
	2010	2009	2008	2007	2006
Net assets	$1,289,605	945,087	609,534	791,694	548,242
Accumulation unit value	$13.404	11.460	9.306	15.386	14.211
Number of accumulation units outstanding	96,212	82,468	65,498	51,456	38,578
Investment income as a percent of average net assets (1)	1.35%	1.88%	1.73%	1.38%	1.37%
Expenses as a percent of average net assets (2)	1.50%	1.50%	1.50%	1.50%	1.50%
Total return (3)	16.96%	23.15%	(39.52)%	8.27%	8.26%
	Total Bond Market Index
	2010	2009	2008	2007	2006
Net assets	$1,376,327	898,537	566,328	343,209	161,747
Accumulation unit value	$12.208	11.636	11.490	10.755	10.205
Number of accumulation units outstanding	112,743	77,222	50,796	31,911	15,850
Investment income as a percent of average net assets (1)	3.11%	3.81%	3.72%	3.47%	3.26%
Expenses as a percent of average net assets (2)	1.50%	1.50%	1.50%	1.50%	1.50%
Total return (3)	4.91%	1.27%	3.66%	5.39%	2.76%
	VNG Balanced
	2010	2009	2008	2007	2006
Net assets	$3,200,638	2,327,207	1,417,914	1,261,795	587,305
Accumulation unit value	$12.773	11.680	9.647	12.648	11.848
Number of accumulation units outstanding	250,570	199,254	146,983	99,765	49,569
Investment income as a percent of average net assets (1)	2.76%	3.99%	3.10%	2.23%	1.57%
Expenses as a percent of average net assets (2)	1.50%	1.50%	1.50%	1.50%	1.50%
Total return (3)	9.36%	21.07%	(23.73)%	6.75%	13.25%
	VNG Small Company
	2010	2009	2008	2007	2006
Net assets	$1,982,641	1,194,234	541,141	421,927	122,871
Accumulation unit value	$12.945	9.971	7.262	12.179	11.915
Number of accumulation units outstanding	153,158	119,772	74,516	34,643	10,312
Investment income as a percent of average net assets (1)	0.31%	0.95%	0.55%	0.38%	0.21%
Expenses as a percent of average net assets (2)	1.50%	1.50%	1.50%	1.50%	1.50%
Total return (3)	29.83%	37.30%	(40.37)%	***	8.57%

See accompanying notes to financial statements.
(Continued)

21

AMERICAN FIDELITY SEPARATE ACCOUNT C
Financial Highlights
December 31

	VNG Capital Growth
	2010*	2009	2008	2007	2006
Net assets	$100,423	-	-	-	-
Accumulation unit value	$12.114	-	-	-	-
Number of accumulation units outstanding	8,290	-	-	-	-
Investment income as a percent of average net assets (1)	-%	-%	-%	-%	-%
Expenses as a percent of average net assets (2)	1.50%	-%	-%	-%	-%
Total return (3)	21.14%	-%	-%	-%	-%
*	This segregated subaccount was added as an investment option on May 1, 2010. Investment income and expense ratios are annualized and total return is not annualized.
**	These segregated subaccounts were added as investment options on May 1, 2007. Investment income and expense ratios are annualized and total return is not annualized.
***	Total return is not presented as these segregated subaccounts were terminated on May 1, 2007.
****	Total return is not presented as these segregated subaccounts were terminated on May 1, 2010.

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund divided by the average net assets.
(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges and administrative charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(3)	The total return for the period indicated, including changes in the value of the underlying fund, reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption for units. Inclusion of these expenses in the calculation would result in a reduction in the total return presented.
See accompanying notes to financial statements.

(Continued)

22

AMERICAN FIDELITY SEPARATE ACCOUNT C

Notes to Financial Statements

December 31, 2010

(1)	Summary of Significant Accounting Policies

(a)	General

American Fidelity Separate Account C (Account C) is a separate account of American Fidelity Assurance Company (AFA) and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The inception date of Account C was June 4, 2002; however, no purchases occurred until operations commenced in September 2002.

The assets of each of the segregated subaccounts are held for the exclusive benefit of the variable annuity contract owners and are not chargeable with liabilities arising out of the business conducted by any other account or by AFA. Contract owners allocate their variable annuity purchase payments to one or more of the segregated subaccounts. Such payments are then invested in the various funds underlying the subaccounts (collectively referred to as the Funds).

Effective May 1, 2010, Account C added Global Allocation V.I., Capital Appreciation V.I., and VNG Capital Growth segregated subaccounts as options available to contract owners and segregated subaccounts Large Cap Growth V.I. and Growth and Income were terminated. Effective May 1, 2007, Account C added Large Cap Growth V.I. segregated subaccount and discontinued VP Ultra and Small Company Stock segregated subaccounts as options available to contract owners.

One of Account C's subaccounts, the American Fidelity Dual Strategy Fund, Inc., is a mutual fund sponsored by AFA.

(b)	Investments

Investments in shares of the Funds are stated at fair value, which is the net asset value per share as determined daily by the Funds. Transactions are recorded on a trade-date basis by the Funds. Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date.

Realized gains and losses from investment transactions and unrealized appreciation or depreciation of investments are determined on the average cost basis.

Account C groups its financial assets measured at fair value in three levels, based on inputs and assumptions used to determine the fair value. These levels are as follows:

Level 1 - quoted prices in active markets for identical securities. Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 - significant unobservable inputs (including Account C's own assumptions used to determine the fair value of investments). There were no transfers of securities from Level 1 to Level 2 or vice versa throughout the year.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

(Continued)

23

The following table summarizes the inputs used to value Account C's net assets as of December 31, 2010:

Level 1 - Quoted prices	$27,377,291
Level 2 - Other significant observable inputs	-
Level 3 - Significant unobservable inputs	-
Total	$27,377,291

(c)	Income Taxes

Account C is not taxed separately because the operations of Account C are part of the total operations of AFA. AFA files its federal income tax returns under sections of the Internal Revenue Code (the Code) applicable to life insurance companies. Account C will not be taxed as a "regulated investment company" under subchapter M of the Code. Based on this, no charge is being made currently to Account C for federal income taxes. AFA will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Account C recognizes and measures unrecognized tax positions in accordance with Financial Accounting Standards Board, ASC 740, Income Taxes. Account C has no unrecognized tax positions at December 31, 2010.

As of December 31, 2010, Account C has no accrued interest and penalties related to unrecognized tax positions. Account C would recognize interest accrued related to unrecognized tax positions in interest expense and penalties accrued in operating expense, should they occur.

The tax years 2007 through 2010 remain open to examination by the major taxing jurisdictions to which Account C is subject. Account C, as a part of AFA, is not currently under examination by any taxing authority and does not expect any material changes to its unrecognized tax positions within the next twelve months.

(d)	Annuity Reserves

Annuity reserves are computed for currently payable contracts according to the Progressive Annuity Mortality Table. The assumed interest rate is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 0% to 5.0% as regulated by the laws of the respective states. Charges to annuity reserves for mortality and expense risks experience are reimbursed to AFA if the reserves required are less than originally estimated.

If additional reserves are required, AFA reimburses Account C. At December 31, 2010, there were no contract owners who had elected the variable annuity method of payout. Accordingly, Account C held no annuity reserves at December 31, 2010.

(Continued)

24

AMERICAN FIDELITY SEPARATE ACCOUNT C

Notes to Financial Statements

December 31, 2010

(e)	Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.

(2)	Variable Annuity Contracts

AFA manages the operations of Account C and assumes certain mortality and expense risks under the variable annuity contracts. Administrative fees are equal to 0.0004110% of the Funds' daily net assets (0.15% per annum). Distribution fees are equal to 0.0002740% (0.10% per annum). Mortality and expense fees are equal to 0.0034247% of the Funds' daily net assets (1.25% per annum).

During the accumulation period, contract owners may partially or totally withdraw from Account C by surrendering a portion or all of their accumulation units. The Code may limit certain withdrawals based upon age, disability, and other factors. When contract owners withdraw, they receive the current value of their accumulation units, less applicable withdrawal charges. These withdrawal charges, assessed through the redemption of units, range from 8% in policy years one through five to 0% beginning in policy year eleven. All such fees were paid to AFA.

(3)	Unit Activity from Contract Transactions

Transactions in units for each segregated subaccount for the years ended December 31, 2010 and 2009 were as follows:

	2010 - Segregated subaccounts
	Socially
	Responsible	Stock	Growth	International	Technology
	Growth	Index	and Income	Value	Growth
Accumulation units:
Outstanding, beginning of year	26,568	337,272	36,256	69,237	25,757
Increase for purchase payments
received	6,990	83,352	7,369	17,750	7,148
Decrease for withdrawal of
funds	(1,406)	(20,998)	(43,625)	(5,281)	(2,556)
Outstanding, end of year	32,152	399,626	-	81,706	30,349

(Continued)

25

AMERICAN FIDELITY SEPARATE ACCOUNT C

Notes to Financial Statements

December 31, 2010

	2010 - Segregated subaccounts
	Value			Global	Capital
	Opportunities	Basic	Large Cap	Allocation	Appreciation
	V.I.	Value V.I.	Growth V.I.	V.I.	V.I.
Accumulation units:
Outstanding, beginning of year	189,099	200,128	32,290	-	-
Increase for purchase payments
received	44,222	44,620	11,162	3,190	2,721
Decrease for withdrawal of
funds	(10,686)	(9,811)	(43,452)	(8)	(301)
Outstanding, end of year	222,635	234,937	-	3,182	2,420

	2010 - Segregated subaccounts
		VP	VP	VP	Dual
	VP	Capital	Income	International	Strategy
	Balanced	Appreciation	and Growth	Value	Fund
Accumulation units:
Outstanding, beginning of year	58,811	33,407	36,371	31,960	82,468
Increase for purchase payments
received	12,496	13,097	12,903	9,247	22,727
Decrease for withdrawal of
funds	(3,889)	(1,648)	(1,052)	(2,694)	(8,983)
Outstanding, end of year	67,418	44,856	48,222	38,513	96,212

	2010 - Segregated subaccounts
	Total Bond	VNG	VNG Small	VNG Capital
	Market Index	Balanced	Company	Growth
Accumulation units:
Outstanding, beginning of year	77,222	199,254	119,772	-
Increase for purchase payments
received	39,640	73,235	42,084	8,749
Decrease for withdrawal of funds	(4,119)	(21,919)	(8,698)	(459)
Outstanding, end of year	112,743	250,570	153,158	8,290

	2009 - Segregated subaccounts
	Socially
	Responsible	Stock	Growth	International	Technology
	Growth	Index	and Income	Value	Growth
Accumulation units:
Outstanding, beginning of year	21,428	255,047	29,013	51,163	21,419
Increase for purchase payments
received	5,933	97,567	8,322	20,747	8,323
Decrease for withdrawal of
funds	(793)	(15,342)	(1,079)	(2,673)	(3,985)
Outstanding, end of year	26,568	337,272	36,256	69,237	25,757

(Continued)

26

AMERICAN FIDELITY SEPARATE ACCOUNT C

Notes to Financial Statements

December 31, 2010

	2009 - Segregated subaccounts
	Value
	Opportunities	Basic	Large Cap
	V.I.	Value V.I.	Growth V.I.
Accumulation units:
Outstanding, beginning of year	139,903	153,102	15,236
Increase for purchase payments received	56,574	55,254	17,861
Decrease for withdrawal of funds	(7,378)	(8,228)	(807)
Outstanding, end of year	189,099	200,128	32,290

	2009 - Segregated subaccounts
		VP	VP	VP	Dual
	VP	Capital	Income	International	Strategy
	Balanced	Appreciation	and Growth	Value	Fund
Accumulation units:
Outstanding, beginning of year	48,719	19,993	26,564	19,866	65,498
Increase for purchase payments
received	12,550	14,474	12,127	13,599	20,501
Decrease for withdrawal of
funds	(2,458)	(1,060)	(2,320)	(1,505)	(3,531)
Outstanding, end of year	58,811	33,407	36,371	31,960	82,468

(Continued)

27

AMERICAN FIDELITY SEPARATE ACCOUNT C

Notes to Financial Statements

December 31, 2010

	2009 - Segregated subaccounts
	Total Bond	VNG	VNG Small
	Market Index	Balanced	Company
Accumulation units:
Outstanding, beginning of year	50,796	146,983	74,516
Increase for purchase payments
received	29,267	70,309	51,285
Decrease for withdrawal of funds	(2,841)	(18,038)	(6,029)
Outstanding, end of year	77,222	199,254	119,772

(4)	Subsequent Events

Account C has evaluated subsequent events through the date the financial statements were issued.

(Continued)

28

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Consolidated Financial Statements

December 31, 2010 and 2009

(With Report of Independent Registered Public Accounting Firm Thereon)

                         KPMG LLP
                         210 Park Avenue, Suite 2850
                         Oklahoma City, OK  73102-5683

Report of Independent Registered Public Accounting Firm

The Board of Directors
American Fidelity Assurance Company:

We have audited the accompanying consolidated balance sheets of American Fidelity Assurance Company and subsidiaries (the Company) as of December 31, 2010 and 2009, and the related consolidated statements of income, stockholder's equity and comprehensive income (loss), and cash flows for each of the years in the three-year period ended December 31, 2010. In connection with our audits of the consolidated financial statements, we have also audited the financial statement schedules III and IV for each of the years in the three-year period ended December 31, 2010. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of American Fidelity Assurance Company and subsidiaries as of December 31, 2010 and 2009, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2010, in conformity with U.S. generally accepted accounting principles. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As described in note 1 to the consolidated financial statements, the Company changed its method of evaluating other-than-temporary impairments of debt securities due to the adoption of new requirements issued by the Financial Accounting Standards Board (FASB), effective in 2009.

April 14, 2011
KPMG LLP

KPMG LLP is a Delaware limited liability partnership,
the U.S. member firm of KPMG International Cooperative
("KPMG International"), a Swiss entity.

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES
Consolidated Balance Sheets
December 31, 2010 and 2009
(In thousands, except per share amounts)
Assets	2010	2009
Investments:
Fixed maturities available-for-sale, at fair value (amortized cost of
$2,109,585 and $1,964,559 in 2010 and 2009, respectively)	$2,130,513	1,901,457
Equity securities available-for-sale, at fair value:
Preferred stocks (cost of $300 in 2010 and 2009)	57	112
Common stocks (cost of $19,724 and $18,666 in
2010 and 2009, respectively)	25,661	23,861
Trading investments	682,571	622,604
Derivative in funds withheld under reinsurance contract	-	21,404
Mortgage loans on real estate, net	324,133	320,837
Investment real estate, at cost (less accumulated
depreciation of $37 and $30 in 2010 and 2009, respectively)	2,601	2,608
Policy loans	28,070	28,126
Short-term and other investments	23,849	45,169
	3,217,455	2,966,178
Cash	62,038	77,751
Accrued investment income	32,856	29,576
Accounts receivable:
Uncollected premiums	57,299	58,500
Reinsurance receivable	930,668	895,634
Other	12,721	9,987
	1,000,688	964,121
Deferred policy acquisition costs	488,521	452,035
Other assets	19,811	3,069
Separate account assets	382,457	322,002
Total assets	$5,203,826	4,814,732

See accompanying notes to consolidated financial statements.
(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES
Consolidated Balance Sheets
December 31, 2010 and 2009
(In thousands, except per share amounts)
Liabilities and Stockholder's Equity	2010	2009
Policy liabilities:
Reserves for future policy benefits:
Life and annuity	$941,755	914,263
Accident and health	543,252	487,840
Unearned premiums	5,226	5,279
Benefits payable	130,242	119,037
Funds held under deposit administration contracts	1,015,336	930,742
Other policy liabilities	144,106	140,453
	2,779,917	2,597,614
Other liabilities:
Funds withheld under reinsurance contract	684,551	667,429
Derivative in funds withheld under reinsurance contract	26,123	-
Deferred income tax liability	95,035	56,347
General expenses, taxes, licenses and fees payable,
and other liabilities	135,342	178,938
	941,051	902,714
Notes payable	482,766	464,800
Separate account liabilities	382,457	322,002
Total liabilities	4,586,191	4,287,130
Stockholder's equity:
Common stock, par value $10 per share. Authorized, issued,
and outstanding, 250,000 shares	2,500	2,500
Additional paid-in capital	31,538	31,538
Accumulated other comprehensive gain (loss)	17,305	(37,760)
Retained earnings	566,292	531,324
Total stockholder's equity	617,635	527,602
Commitments and contingencies (notes 7, 9, 11, 12, and 14)
Total liabilities and stockholder's equity	$5,203,826	4,814,732
See accompanying notes to consolidated financial statements.

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES
Consolidated Statements of Income
Years ended December 31, 2010, 2009, and 2008
(In thousands, except per share amounts)
	2010	2009	2008
Insurance revenues:
Premiums:
Life and annuity	$56,104	47,073	37,516
Accident and health	575,834	562,434	572,016
	631,938	609,507	609,532
Investment revenues:
Net investment income	109,921	102,869	98,537
Realized investment gains (losses)	58,044	28,682	(83,859)
Impairment losses recognized in earnings	(10,018)	(7,346)	(7,812)
Other revenues, net	14,718	(1,677)	30,129
Total revenues	804,603	732,035	646,527
Benefits:
Benefits paid or provided:
Life and annuity	26,597	21,878	23,628
Accident and health	300,514	273,370	284,923
Interest credited to funded contracts	41,628	39,529	37,457
Increase in reserves for future policy benefits:
Life and annuity (net of increase in reinsurance
reserves ceded of $12,588, $16,758, and $13,190
in 2010, 2009, and 2008, respectively)	14,904	13,238	4,282
Accident and health (net of increase in
reinsurance reserves ceded of $20,914, $33,591, and
$8,824 in 2010, 2009, and 2008, respectively)	36,226	16,620	41,986
Change in fair value of derivative in funds withheld
under reinsurance contract	47,527	27,394	(56,300)
	467,396	392,029	335,976
Expenses:
Selling costs	120,458	127,334	143,463
Other operating, administrative, and general expenses	108,541	105,404	100,522
Taxes, other than federal income taxes, and licenses
and fees	17,264	17,051	15,426
Increase in deferred policy acquisition costs	(36,486)	(11,189)	(27,370)
	209,777	238,600	232,041
Total benefits and expenses	677,173	630,629	568,017
Income before income tax expense	127,430	101,406	78,510
Income tax expense:
Current	33,424	42,763	20,360
Deferred	9,038	(9,880)	5,669
	42,462	32,883	26,029
Net income	$84,968	68,523	52,481
Basic net income per share	$340	274	210
See accompanying notes to consolidated financial statements.

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES
Consolidated Statements of Stockholder's Equity and Comprehensive Income (Loss)
Years ended December 31, 2010, 2009, and 2008
(In thousands)
			Accumulated
		Additional	other		Total
	Common	paid-in	comprehensive	Retained	stockholder's
	stock	capital	income (loss)	earnings	equity
Balance, December 31, 2007	$2,500	31,538	(10,675)	451,444	474,807
Comprehensive income (loss):
Net income	-	-	-	52,481	52,481
Net change in unrealized holding
loss on investments available-
for-sale, net of reclassification
adjustment, net of tax	-	-	(103,173)	-	(103,173)
Comprehensive loss					(50,692)
Dividends paid	-	-	-	(16,124)	(16,124)
Balance, December 31, 2008	2,500	31,538	(113,848)	487,801	407,991
Comprehensive income (loss):
Net income	-	-	-	68,523	68,523
Net change in unrealized holding
loss on investments available-
for-sale, net of reclassification
adjustment, net of tax	-	-	76,088	-	76,088
Comprehensive income					144,611
Dividends paid	-	-	-	(25,000)	(25,000)
Balance, December 31, 2009	2,500	31,538	(37,760)	531,324	527,602
Comprehensive income:
Net income	-	-	-	84,968	84,968
Net change in unrealized holding
loss on investments available-
for-sale, net of reclassification
adjustment, net of tax	-	-	55,065	-	55,065
Comprehensive income					140,033
Dividends paid	-	-	-	(50,000)	(50,000)
Balance, December 31, 2010	$2,500	31,538	17,305	566,292	617,635
See accompanying notes to consolidated financial statements.

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES
Consolidated Statements of Cash Flows
Years ended December 31, 2010, 2009, and 2008
(In thousands)
	2010	2009	2008
Cash flows from operating activities:
Net income	$84,968	68,523	52,481
Adjustments to reconcile net income to net cash provided
by operating activities:
Provision for depreciation	7	8	5
Accretion of discount on investments	(6,460)	(9,101)	(9,256)
Realized (gains) losses on investments	(11,724)	(4,764)	16,388
Net purchases, sales, and maturities of trading
investments	(9,120)	(30,902)	(2,802)
Increase in deferred policy acquisition costs	(36,486)	(11,189)	(27,370)
Increase in accrued investment income	(3,281)	(2,319)	(86)
Increase in accounts receivable	(36,567)	(30,529)	(48,797)
(Increase) decrease in other assets, net of realized gains	(16,741)	881	1,024
Increase in policy liabilities	94,056	85,103	81,149
Interest credited on deposit and other investment-type
contracts	41,628	39,529	37,457
Charges on deposit and other investment-type contracts	(9,598)	(13,333)	(7,475)
(Decrease) increase in general expenses, taxes, licenses
and fees payable, funds withheld under
reinsurance contract, and other liabilities	(26,474)	60,749	16,333
Increase (decrease) in fair value of derivative in funds
withheld under reinsurance contract	47,527	27,394	(56,300)
Net change in fair value of trading investments	(46,320)	(23,918)	67,471
Provision for other than temporarily impaired investments	10,018	7,346	7,812
Deferred income taxes	9,038	(9,880)	5,669
Total adjustments	(497)	85,075	81,222
Net cash provided by operating activities	84,471	153,598	133,703
Cash flows from investing activities:
Sale, maturity, or repayment of investments:
Fixed maturities available-for-sale	539,628	364,449	281,369
Equity securities available-for-sale	-	2,599	300
Mortgage loans on real estate	40,107	31,249	37,603
Net change in short-term and other investments, net of
realized gains	21,209	67,807	(78,788)
Purchase of investments:
Fixed maturities available-for-sale	(680,879)	(534,099)	(404,165)
Equity securities available-for-sale	(1,058)	-	(9,110)
Mortgage loans on real estate	(43,430)	(27,256)	(37,835)
Net change in policy loans	56	211	(172)
Net cash used in investing activities	(124,367)	(95,040)	(210,798)

See accompanying notes to consolidated financial statements.
(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES
Consolidated Statements of Cash Flows
Years ended December 31, 2010, 2009, and 2008
(In thousands)
	2010	2009	2008
Cash flows from financing activities:
Dividends paid to parent	$(50,000)	(25,000)	(16,124)
Proceeds from notes payable	166,442	15,000	201,838
Repayment of notes payable	(148,476)	(65,428)	(129,929)
Deposits to deposit and other investment-type contracts	132,700	112,210	109,087
Withdrawals from deposit and other investment-type contracts	(76,483)	(58,448)	(79,196)
Net cash provided by (used in) financing activities	24,183	(21,666)	85,676
Net change in cash	(15,713)	36,892	8,581
Cash, beginning of year	77,751	40,859	32,278
Cash, end of year	$62,038	77,751	40,859
Supplemental disclosure of cash flow information:
Cash paid during the year for:
Interest on notes payable	$20,130	21,636	22,488
Federal income taxes, net of refunds received	32,194	34,775	33,673
Supplemental disclosure of noncash investing activities:
Change in net unrealized holding loss on investment
available-for-sale net of deferred tax (expense) benefit
of $(29,650), $(40,971), and $55,555 in 2010, 2009,
and 2008, respectively	$55,065	76,088	(103,173)
See accompanying notes to consolidated financial statements.

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Notes to Consolidated Financial Statements
December 31, 2010 and 2009

(1)	Business Description and Significant Accounting Policies

(a)	Business

American Fidelity Assurance Company and subsidiaries (AFA or the Company) provide a variety of financial services. AFA is a wholly owned subsidiary of American Fidelity Corporation (AFC), a Nevada insurance holding company. The Company is subject to state insurance regulations and periodic examinations by state insurance departments.

AFA is licensed in 49 states, as well as the District of Columbia, American Samoa, Puerto Rico and Guam, with approximately 37% of direct premiums written in Oklahoma, Texas, and California. Activities of AFA are largely concentrated in the group disability income, group and individual annuity, supplemental health, and individual medical markets. In addition, individual and group life business is also conducted. The main thrust of AFA's sales is worksite marketing of voluntary products through the use of payroll deduction. The Company sells these voluntary products through a salaried sales force that is broken down into two primary divisions: the Association Worksite Division (AWD) and American Fidelity Educational Services (AFES). AWD specializes in voluntary disability income insurance programs aimed at selected groups and associations whose premiums are funded by employees through payroll deductions. AFES focuses on marketing to public school employees with voluntary insurance products such as disability income, tax-sheltered annuities, life insurance, dread disease, and accident only. These premiums are also funded by employees through payroll deductions. The expertise gained by the Company in worksite marketing of voluntary products is used by the Strategic Alliances Division in developing products to meet special situations. The Life Division was formed upon the acquisition of a block of life business in 2000. This division is marketing individual life products through independent brokers in the United States and Latin America. The American Worksite Solutions North Division (AWSN) was formed in 2009 to focus on the brokerage business that was previously a part of AWD. This effort is being managed in conjunction with the American Public Life (APL) brokerage business.

(b)	Basis of Presentation and Principles of Consolidation

The consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles, which vary in some respects from statutory accounting practices prescribed or permitted by state insurance departments (note 2). The consolidated financial statements include the accounts and operations of AFA and its wholly owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in the consolidated financial statements.

(c)	Use of Estimates

Management of the Company has made a number of estimates and assumptions relating to the reporting of assets and liabilities and the disclosure of contingent assets and liabilities to prepare these consolidated financial statements in conformity with U.S. generally accepted accounting principles. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment, which management believes to be reasonable under the circumstances. The Company adjusts such estimates and assumptions when facts and circumstances dictate. As future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates. Changes in those estimates resulting from continuing changes in the economic environment will be reflected in the financial statements in future periods. Principal estimates that could change in the future are the fair value of investments, whether an available-for-sale security is other-than-temporarily impaired, and the actuarial assumptions used in establishing deferred policy acquisition costs and policy liabilities.

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Notes to Consolidated Financial Statements
December 31, 2010 and 2009

(d)	Investments

The investment portfolio includes fixed maturities, equity securities, mortgage loans, real estate, policy loans, and short-term and other investments. Management records investments on the trade date and determines the appropriate classification of investments at the time of purchase. Held-to-maturity debt securities are those securities that management has the intent and the Company has the ability at the time of purchase to hold until maturity, and they are carried at amortized cost. Trading securities are bought and held principally for the purpose of selling them in the near term and are carried at fair value. Investments to be held for indefinite periods of time and not intended to be held-to-maturity or for trading are classified as available-for-sale and carried at fair value. All of the Company's investments are classified as available-for-sale or trading.

The effects of unrealized holding gains and losses on trading securities are included in earnings. The effects of unrealized holding gains and losses on securities available-for-sale are reported as accumulated other comprehensive income, a separate component of stockholder's equity, net of deferred taxes. Transfers of securities between categories are recorded at fair value at the date of transfer.

Short-term investments are reported at amortized cost, which approximates fair value. Equity securities (common and nonredeemable preferred stocks) are reported at fair value. Mortgage loans on real estate are reported at the unpaid balance less an allowance for possible losses. Investments in real estate are carried at cost less accumulated depreciation. Investments in real estate, excluding land, are depreciated on a straight-line basis using an estimated life of no more than 39 years. Policy loans are reported at the unpaid balance.

Realized gains and losses on disposal of investments are determined on a specific-identification basis and are included in the accompanying consolidated statements of income.

Premiums and discounts are amortized or accreted over the life of the related security as an adjustment to yield using the effective interest method. Such amortization and accretion is included in the net investment income line item in the consolidated statements of income. Investment income from asset-backed, loan-backed, structured securities and mortgage loans is recognized based on the constant effective yield method, which includes an adjustment for estimated principal prepayments, if any. The effective yield used to determine amortization for securities subject to prepayment risk is recalculated and adjusted periodically based upon actual historical and/or projected future cash flows, which are obtained from a widely accepted securities data provider. Dividend and interest income are recognized when earned. Rental income on real estate is recognized on a straight-line basis over the lease term.

Accrual of income is suspended on fixed maturities or mortgage loans that are in default. Interest income on investments in default is recognized only when payments are received. Investments included in the consolidated balance sheet that were not income producing for the preceding twelve months were not material. In order to maximize earnings and minimize risk, the Company invests in a diverse portfolio of investments. The portfolio is diversified by geographic region, investment type, underlying collateral, maturity, and industry. Management does not believe the Company has any significant concentrations of credit risk in its investments.

The Company limits its risks by investing in fixed maturities and equity securities of investment-grade rated companies, mortgage loans adequately collateralized by real estate, selective real estate supported by appraisals, and policy loans collateralized by policy cash values. The Company does not purchase fixed maturities that are below investment-grade; however, certain securities have dropped below investment-grade after they were acquired. In addition, the Company performs due diligence procedures prior to making mortgage loans. These procedures include evaluations of the creditworthiness of the mortgagees and/or tenants and independent appraisals. Certain fixed maturities are guaranteed by the United States government.
(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Notes to Consolidated Financial Statements
December 31, 2010 and 2009

One of the significant considerations related to available-for-sale securities is the evaluation of impairments on investments. In the assessment to determine if a decline in the estimated fair value of any given security is other-than-temporary, management evaluates the following factors: (1) the Company's ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value; (2) the recoverability of principal and interest for fixed maturity securities, or cost for equity securities; (3) the length of time and extent to which the fair value has been less than amortized cost for fixed maturity securities, or cost for equity securities; and (4) the financial condition of the issuer, including near-term and long-term prospects, the relevant industry conditions and trends, and implications of rating agency actions and offering prices.

If management determines that a decline in the value of an equity security is other-than-temporary, the cost basis is adjusted to estimated fair value and the decline in value is recorded as a net realized investment loss in the period such a determination was made. For debt securities, the amount of the other than temporary impairment (OTTI) recognized in earnings depends on whether the Company intends to sell or more likely than not will be required to sell the security before recovery. If either one of these criteria is met, the OTTI recognized in earnings is equal to the entire difference between the security's amortized cost and its estimated fair value at the impairment measurement date. If these criteria are not met, the OTTI is bifurcated into two pieces: a credit loss recognized in earnings at an amount equal to the difference between the amortized cost and the present value of anticipated cash flows, and a noncredit loss recognized in other comprehensive income for any difference between the fair value and the net present value of anticipated cash flows. Any subsequent recoveries in value, other than amounts accreted to the expected recovery amount, are recognized at disposition.

The risks inherent in assessing the impairment of an investment include the risk that market factors may differ from the Company's projections and the risk that facts and circumstances factored into the Company's assessment may change with time and may lead to a different impairment conclusion in future periods.

Prior to the adoption of the OTTI guidance in 2009, the Company recognized in earnings an OTTI for a fixed maturity security in an unrealized loss position, unless it could assert that it had both the intent and ability to hold the fixed maturity security for a period of time sufficient to allow for a recovery of fair value to the security's amortized cost basis. Also prior to the adoption of this guidance, the entire difference between the fixed maturity security's amortized cost basis and its fair value was recognized in earnings if it was determined to have an OTTI.

(e)	Fair Value Measurements

In accordance with guidance on fair value measurements and disclosures, the Company groups its financial assets and liabilities measured at fair value in three levels, based on the inputs and assumptions used to determine the fair value. An asset or liability's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. The levels are as follows:

●	Level 1 inputs are quoted prices in active markets for identical securities.

●	Level 2 inputs are other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 inputs are significant unobservable inputs (including the Company's own assumptions used to determine the fair value of investments).

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Notes to Consolidated Financial Statements
December 31, 2010 and 2009

(f)	Cash and Cash Equivalents

The Company considers all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents.

(g)	Recognition of Premium Revenue and Related Costs

Revenues from life, payout annuity (with life contingencies), and long-duration accident and health policies represent premiums recognized when due from policyholders and are included in life and annuity, and accident and health premiums. Premiums related to short-duration accident and health policies are recognized over the applicable premium-paying period. Expenses are associated with earned premiums to result in recognition of profits over the life of the policies. Expenses include benefits paid to policyholders and the change in the reserves for future policy benefits. The Company's earnings related to annuity products are impacted by conditions in the overall interest rate environment.

Revenues from accumulation policies, which are included in other revenues, represent amounts assessed against policyholders. Such assessments are principally surrender charges. Policyholder account balances for accumulation annuities consist of premiums received, plus credited interest, less accumulated policyholder assessments. Policyholder account balances are reported in the consolidated balance sheets as funds held under deposit administration contracts. Expenses for accumulation annuities represent interest credited to policyholder account balances.

Revenues from universal life policies, which are included in other revenues, represent amounts assessed against policyholders. Such assessments are principally mortality charges, surrender charges, and policy service fees. Policyholder account balances consist of premiums received plus credited interest, less accumulated policyholder assessments. Policyholder account balances are reported in the consolidated balance sheets as other policy liabilities. Expenses include interest credited to policyholder account balances and benefits in excess of account balances returned to policyholders.

(h)	Policy Acquisition Costs

The Company defers costs that vary with and are primarily related to the production of new business. Deferred costs associated with life, annuity, universal life, and accident and health insurance policies consist principally of field sales compensation, direct response costs, underwriting and issue costs, and other expenses directly related to the production of new business. Deferred costs associated with life policies are amortized (with interest) over the anticipated premium-paying period of the policies using assumptions that are consistent with the assumptions used to calculate policy reserves. Deferred costs associated with annuities and universal life policies are amortized over the life of the policies at a constant rate based on the present value of the estimated gross profit to be realized. Deferred costs related to accident and health insurance policies are amortized over the anticipated premium-paying period of the policies based on the Company's experience. Deferred policy acquisition costs are subject to recoverability testing at the time of policy issue and at the end of each accounting period, and are written off if determined to be unrecoverable.

(i)	Policy Liabilities

Life and annuity and accident and health policy benefit reserves are primarily calculated using the net level reserve method. The net level reserve method includes assumptions as to future investment yields, withdrawal rates, mortality rates, and other assumptions based on the Company's experience. These assumptions are modified as necessary to reflect anticipated trends and include provisions for possible unfavorable deviation.

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Notes to Consolidated Financial Statements
December 31, 2010 and 2009

Reserves for benefits payable are determined using case-basis evaluations and statistical analyses. These reserves represent the estimate of all benefits incurred but unpaid. The cancer reserves for benefits payable and the group disability reserves for benefits payable are discounted at 6.00% and 6.25% at December 31, 2010 and 2009, respectively. The discount used is based on the yield on assets supporting the blocks of business. The estimates are periodically reviewed and, as adjustments become necessary, they are reflected in current operations. Although such estimates are the Company's best estimate of the ultimate value, actual results may vary from these values in either direction.

(j)	Reinsurance

The Company accounts for reinsurance transactions as prescribed by the applicable accounting standards, which require the reporting of reinsurance transactions relating to the balance sheet on a gross basis and precludes immediate gain recognition on reinsurance contracts.

(k)	Income Taxes

Income taxes are accounted for under the asset and liability method as prescribed by the applicable accounting standards. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases as well as operating loss, capital loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

The Company recognizes and measures unrecognized income tax positions as prescribed by the applicable accounting standards for income taxes. The accounting guidance clarifies the accounting for unrecognized income tax positions in an enterprise's financial statements and requires that realization of an unrecognized income tax position must be "more likely than not" (i.e., greater than 50% likelihood of receiving a benefit) before it can be recognized in the financial statements. Further, the guidance prescribes the benefit to be recorded in the financial statements as the amount most likely to be realized assuming a review by tax authorities having all relevant information and applying current tax laws. The Company recognizes any interest accrued in interest expense and any penalties accrued in operating expense that relate to unrecognized income tax positions.

(l)	Equipment

Equipment, which is included in other assets, is stated at cost less accumulated depreciation and is depreciated on a straight-line basis using estimated lives of three to ten years. Additions, renewals, and betterments are capitalized. Expenditures for maintenance and repairs are expensed. Upon retirement or disposal of an asset, the asset and related accumulated depreciation is eliminated and any related gain or loss is included in income.

(m)	Company-Owned Life Insurance

The Company is the owner of three single premium insurance policies for certain current executives of the Company, where the Company is the beneficiary. These policies were purchased in 2010 and are recorded in other assets at their net cash surrender values, as reported by the three issuing insurance companies, whose Standard & Poor's financial strength ratings range from AA+ to AAA. The net cash surrender values totaled approximately $15,000,000 as of December 31, 2010. The face value (death benefit) of the life insurance policies' underlying the contracts was approximately $39,639,000 as of December 31, 2010.

  (Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Notes to Consolidated Financial Statements
December 31, 2010 and 2009

(n)	Separate Accounts

The Company maintains separate accounts under Oklahoma insurance law designated as American Fidelity Separate Account A (Account A), American Fidelity Separate Account B (Account B) and American Fidelity Separate Account C (Account C). Account A, Account B, and Account C are registered as unit investment trusts under the Investment Company Act of 1940, as amended. Under Oklahoma law, the assets of Account A, Account B, and Account C are segregated from the Company's assets. The assets are held for the exclusive benefit of the variable annuity contract owners and are not chargeable with liabilities arising out of the business conducted by any other account or by the Company.

The following table summarizes the inputs used to value the separate accounts net assets as of December 31 (in thousands):

	2010	2009
Level 1 - Quoted prices	$382,457	322,002
Level 2 - Other significant observable inputs	-	-
Level 3 - Significant unobservable inputs	-	-
Total	$382,457	322,002

There were no transfers of securities between levels during the years.

(o)	Basic Net Income per Share

Basic net income per share is based on the weighted average number of shares outstanding. During the years ended December 31, 2010, 2009, and 2008, the weighted average number of shares outstanding was 250,000. There are no dilutive shares outstanding.

(p)	Derivative in Funds Withheld under Reinsurance Contract

The Company follows the applicable accounting guidance on embedded derivatives related to modified coinsurance arrangements. The Company's funds withheld under reinsurance contract contains an embedded derivative, which requires bifurcation and separate accounting under the guidance. The identified embedded derivative closely resembles a total return swap. A valuation model was developed to arrive at an estimate of the fair value of the embedded derivative that uses various assumptions regarding future cash flows under the affected reinsurance contract. The assumptions for the value of the derivative include the difference between the book and market value of the underlying investment portfolio and the present value of the future Interest Maintenance Reserve (IMR) amortization. The LIBOR/swap curve is used to calculate the present value of the future IMR amortization using rates published by LIBOR and the U.S. Federal Reserve on the last day of each quarter.

The change in the embedded derivative for the years ended December 31, 2010, 2009, and 2008 of approximately $(47,527,000), $(27,394,000), and $56,300,000, respectively, is included in the consolidated statements of income as the change in the fair value of derivative in funds withheld under reinsurance contract.

(q)	Recently Adopted Accounting Pronouncements

In February 2010, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2010-09, Subsequent Events: Amendments to Certain Recognition and Disclosure Requirements (Topic 855). ASU 2010-09 provides authoritative accounting literature for a topic previously addressed only in the auditing literature (AICPA AU Section 560, Subsequent Events). The provisions of ASU 2010-09 were effective as of the date of issue in February 2010 and have no significant impact on the financial statements.

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Notes to Consolidated Financial Statements
December 31, 2010 and 2009

In January 2010, the FASB issued ASU 2010-06, Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements (Topic 820). ASU 2010-06 requires additional disclosures and clarifies existing disclosure requirements about fair value measurement as set forth in Accounting Standards Codification (ASC) Topic 820, Fair Value Measurements and Disclosures. The provisions of this update were adopted in the current year and are included in the notes of the financial statements.

In June 2009, the FASB issued new guidance to improve financial reporting by enterprises involved with variable interest entities (VIEs). This guidance changes the approach to determining a VIE's primary beneficiary and requires companies to continuously reassess whether investments in VIEs must be consolidated. This guidance became effective for interim and annual accounting periods beginning after November 15, 2009. The Company has adopted this guidance with no material impact to the consolidated financial statements.

In June 2009, the FASB issued new guidance to improve the information that a reporting entity provides in its financial reports related to a transfer of financial assets. It addresses the effects of a transfer on financial position, financial performance, cash flows and a transferor's continuing involvement in transferred financial assets. In addition, this guidance also eliminates the concept of a qualifying special-purpose entity. This guidance will become effective for interim and annual accounting periods beginning after November 15, 2009. The Company has adopted this guidance with no material impact to the consolidated financial statements.

In June 2009, the FASB approved FASB Accounting Standards Codification (Codification) as the single source of authoritative accounting guidance used in the preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) for all nongovernmental entities. Codification, which changed the referencing and organization of accounting guidance without modification of existing GAAP, is effective for interim and annual periods ending after September 15, 2009. Since it did not modify GAAP, Codification did not have any impact on the Company's financial condition or results of operations. On the effective date of Codification, substantially all existing non-SEC accounting and reporting standards are superseded and, therefore, are no longer referenced by title in the accompanying consolidated financial statements.

In April 2009, the FASB issued new guidance regarding OTTI of debt securities that changes the recognition and presentation of debt securities determined to be other-than-temporarily impaired for interim and annual periods ending after June 15, 2009. The guidance requires an enterprise to bifurcate any OTTI between credit and noncredit impairments and then establish accounting treatment for each aspect, in current and subsequent periods. Retroactive application became required to OTTI recorded in prior periods by making a cumulative-effect adjustment to the opening balance of retained earnings and accumulated other comprehensive income (loss) in the period of adoption. The Company adopted this guidance and had no cumulative-effect adjustment to the opening balance of retained earnings and accumulated other comprehensive income, since all previous other-than-temporary impairments were considered to be credit related.

In April 2009, the FASB issued new guidance to clarify fair valuation in inactive markets and to include all assets and liabilities subject to fair valuation measurements. The FASB also issued guidance which requires entities to disclose the methods and significant assumptions used to estimate the fair value of financial instruments in financial statements on an interim and annual basis and to highlight any changes from prior periods. This guidance became effective for financial statements issued for interim and annual periods ending after June 15, 2009. The Company has adopted this new guidance with no material impact on the consolidated financial statements.
(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Notes to Consolidated Financial Statements
December 31, 2010 and 2009

In January 2009, the FASB issued amendments to impairment guidance to achieve more consistent determination of whether an OTTI has occurred. This guidance was effective for interim and annual reporting periods ending after December 15, 2008. The Company adopted this guidance effective December 31, 2008 and is applying the standard prospectively, as required. The Company has adopted this guidance with no material impact to the consolidated financial statements.

In March 2008, the FASB issued new guidance to require companies with derivative instruments to disclose information about how and why an entity uses derivative instruments, how derivative instruments and related hedged items are accounted for, and how derivative instruments and related hedged items affect an entity's financial position, financial performance and cash flows. This guidance became effective for financial statements issued for fiscal years beginning after November 15, 2008. The Company has adopted this new guidance with no material impact to the consolidated financial statements.

In December 2007, the FASB issued new guidance on business combinations of which the objective is to improve the relevance, representational faithfulness and comparability of the information that a reporting entity provides in its financial reports about a business combination and its effects. The new standard requires the acquiring entity in a business combination to recognize all the assets acquired and liabilities assumed in the transaction; establishes the acquisition-date fair value as the measurement objective for all assets acquired and liabilities assumed; and requires the acquirer to disclose to investors and other users all of the information they need to evaluate and understand the nature and financial effect of the business combination. This guidance is effective for fiscal years beginning after December 15, 2008. The Company adopted this guidance with no material impact on its consolidated financial statements.

In February 2007, the FASB issued new guidance on a fair value option for financial assets and liabilities which allows for the option to measure financial instruments and certain other items at fair value. Unrealized gains and losses on items for which the fair value option has been elected are reported in earnings. This guidance was effective for fiscal years beginning after November 15, 2007. The Company did not elect the fair value option for any of its financial assets or liabilities; therefore, this guidance had no impact on the Company's consolidated financial statements.

In September 2006, the FASB issued new guidance on fair value measurements, which defines fair value, establishes a framework for measuring fair value under other accounting pronouncements that permit or require fair value measurements, changes the methods used to measure fair value and expands disclosures about the fair value measurements. In particular, disclosures are required to provide information on the extent to which fair value is used to measure assets and liabilities; the inputs used to develop measurements; and the effect of certain measurements on earnings or changes in net assets. This new guidance was effective for fiscal years beginning after November 15, 2007. The initial application had no material impact on the Company's consolidated financial statements.

(r)	New Accounting Pronouncements

In October 2010, the FASB issued ASU 2010-26, Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts (Topic 944). ASC 2010-26 addresses the diversity in practice regarding the interpretation of which costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. The amendments in this ASU specify which costs incurred in the acquisition of new and renewal contracts should be capitalized in accordance with the ASU. This guidance will be effective for interim and annual reporting periods beginning after December 15, 2011. The amendments in this ASU should be applied prospectively upon adoption. Retrospective application to all prior periods presented upon the date of adoption also is permitted, but not required. Early adoption is permitted, but only at the beginning of an entity's annual reporting period. The Company is currently evaluating the new guidance.

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Notes to Consolidated Financial Statements
December 31, 2010 and 2009

In April 2010, the FASB issued ASU 2010-15, How Investments Held through Separate Accounts Affect an Insurer's Consolidation Analysis of Those Investments (Topic 944). ASU 2010-15 provides authoritative accounting literature to address practice questions on how investments held through the separate accounts of an insurance entity affect the consolidation analysis under FASB Accounting Standards Codification Subtopic 810-10, Consolidation - Overall. The provisions of ASU 2010-15 will be effective for interim and annual reporting periods beginning after December 15, 2010. The Company is currently evaluating the new guidance and does not expect it to have a material impact to the financial statements.

(s)	Reclassifications

Certain prior year amounts have been reclassified to conform with the current year presentation.

(2)	Statutory Financial Information

The Company is required to file statutory financial statements with state insurance regulatory authorities. Accounting principles used to prepare statutory financial statements differ from financial statements prepared on the basis of U.S. generally accepted accounting principles. The Company reported statutory net income for the years ended December 31, 2010, 2009, and 2008 of approximately $55,889,000, $49,489,000, and $38,134,000, respectively. The Company reported statutory capital and surplus at December 31, 2010 and 2009 of approximately $287,221,000 and $282,119,000, respectively.

Retained earnings of the Company are restricted as to payment of dividends by statutory limitations applicable to insurance companies. Without prior approval of the state insurance department, dividends that can be paid by the Company are generally limited to the greater of (a) 10% of statutory capital and surplus, or (b) the statutory net gain from operations. These limitations are based on the amounts reported for the previous calendar year. The maximum dividend payout, which may be made without prior approval in 2011, is approximately $64,400,000, which is the statutory net gain from operations at December 31, 2010.

(3)	Investments

Investment income for the years ended December 31 is summarized below (in thousands):

	2010	2009	2008
Interest on fixed maturities	$156,022	149,573	141,623
Dividends on equity securities	8	7	112
Interest on mortgage loans	22,067	22,259	23,449
Investment real estate income	17	19	20
Interest on policy loans	2,984	3,000	2,903
Interest on short-term investments	61	299	127
Other	678	19	2,085
	181,837	175,176	170,319
Less reinsurance allowance for investment
income under funds withheld
arrangement (note 12)	(41,322)	(40,558)	(39,482)
Less investment expenses	(30,594)	(31,749)	(32,300)
Net investment income	$109,921	102,869	98,537

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Notes to Consolidated Financial Statements
December 31, 2010 and 2009

Net realized gains (losses) and the changes in unrealized gains (losses) on investments for the years ended December 31 are as follows (in thousands):

	2010		2009		2008
	Realized	Unrealized	Realized	Unrealized	Realized	Unrealized
Fixed maturities available-for-sale	$9,216	84,028	2,574	116,988	(8,692)	(159,400)
Equity securities available-for-sale	-	687	645	71	(4,625)	672
Trading securities	2,647	-	1,417	-	(2,961)	-
Trading securities (not recognized)	46,320	-	23,918	-	(67,471)	-
Other-than-temporary impairments	(10,018)	-	(7,346)	-	(7,812)	-
Mortgage loans and real estate	(27)	-	128	-	(88)	-
Short-term and other	(112)	-	-	-	(22)	-
	$48,026	84,715	21,336	117,059	(91,671)	(158,728)

Included in the above realized gains (losses) is the (increase) decrease in the allowance for possible losses on mortgage loans of $(27,000), $125,000, and $(88,000) in 2010, 2009, and 2008, respectively.

The gross unrealized holding gains on equity securities available-for-sale were approximately $5,937,000 and $5,194,000 in 2010 and 2009, respectively. The gross unrealized holding losses on equity securities available-for-sale were approximately $243,000 and $188,000 in 2010 and 2009, respectively.

The amortized cost and estimated fair value of investments in fixed maturities available-for-sale are as follows (in thousands):

	December 31, 2010
		Gross	Gross
		unrealized	unrealized
	Amortized	holding	holding	Estimated
	cost	gains	losses	fair value
U.S. Treasury securities	$2,495	166	-	2,661
Obligations of U.S. government -
sponsored agencies	361,939	11,725	(5,667)	367,997
States and territories	215,387	938	(3,477)	212,848
Corporate securities	611,736	49,448	(17,531)	643,653
Mortgage-backed securities	918,028	23,757	(38,431)	903,354
Total	$2,109,585	86,034	(65,106)	2,130,513

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Notes to Consolidated Financial Statements
December 31, 2010 and 2009

	December 31, 2009
		Gross	Gross
		unrealized	unrealized
	Amortized	holding	holding	Estimated
	cost	gains	losses	fair value
U.S. Treasury securities	$2,493	178	-	2,671
Obligations of U.S. government -
sponsored agencies	380,824	8,058	(5,845)	383,037
States and territories	108,865	40	(4,303)	104,602
Corporate securities	650,878	30,542	(23,440)	657,980
Mortgage-backed securities	821,499	12,388	(80,720)	753,167
Total	$1,964,559	51,206	(114,308)	1,901,457

The amortized cost and estimated fair value of investments in fixed maturities available-for-sale at December 31, 2010 are shown below (in thousands) by effective maturity. Expected maturities will differ from effective maturities because the issuers of such securities may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized	Estimated
	cost	fair value
Due in one year or less	$14,340	15,267
Due after one year through five years	132,910	142,785
Due after five years through ten years	405,651	440,897
Due after ten years	638,656	628,210
	1,191,557	1,227,159
Mortgage-backed securities	918,028	903,354
Total	$2,109,585	2,130,513

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Notes to Consolidated Financial Statements
December 31, 2010 and 2009

Proceeds from sales of investments in fixed maturities available-for-sale were approximately $162,820,000, $114,872,000, and $112,443,000 in 2010, 2009, and 2008, respectively. Gross gains of approximately $9,000,000, $4,622,000, and $2,475,000 were realized in 2010, 2009, and 2008, respectively. Gross losses of approximately $665,000, $2,816,000, and $11,239,000 were realized on those sales in 2010, 2009, and 2008, respectively. In addition, the Company realized net gains of approximately $881,000, $768,000, and $72,000 during 2010, 2009, and 2008, respectively, on investments in fixed maturities that were called or prepaid. During 2010, 2009 and 2008, the Company had certain securities that were other-than-temporarily impaired related to credit risk which created losses of $10,018,000, $7,346,000 and $7,812,000, respectively. As of December 31, 2010, 2009 and 2008, the Company had approximately $35,804,000, $25,785,000, and $18,759,000, respectively, of cumulative OTTI credit losses recognized on securities held in the investment portfolio.

The Company's common stock consists primarily of Federal Home Loan Bank common stock.

At December 31, 2010 and 2009, the Company maintained a portfolio of investment securities classified as trading with a fair value of approximately $682,571,000 and $622,604,000, respectively. These investments are subject to price volatility associated with any interest-bearing instrument. Net realized gains (losses) on trading securities during the years ended December 31, 2010, 2009 and 2008 were approximately $2,647,000, $1,417,000, and $(2,961,000), respectively, and are included in net investment income. Net unrealized holding gains (losses) on trading securities held at December 31, 2010 and 2009 were approximately $5,062,000 and $(39,370,000), respectively.

Gross unrealized losses on investment securities available-for-sale and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position were as follows (in thousands):

	December 31, 2010
	Less than 12 months		12 months or longer		Total
		Unrealized		Unrealized		Unrealized
	Fair value	losses	Fair value	losses	Fair value	losses
U.S. Treasury securities and obligations of
U.S. government - sponsored agencies	$175,279	(5,667)	-	-	175,279	(5,667)
States and territories	80,933	(1,865)	62,455	(1,612)	143,388	(3,477)
Corporate securities	43,510	(2,558)	59,197	(14,973)	102,707	(17,531)
Mortgage-backed securities	149,480	(9,733)	226,480	(28,698)	375,960	(38,431)
Subtotal, debt securities	449,202	(19,823)	348,132	(45,283)	797,334	(65,106)
Preferred stocks	-	-	57	(243)	57	(243)
Subtotal, equity securities	-	-	57	(243)	57	(243)
Total	$449,202	(19,823)	348,189	(45,526)	797,391	(65,349)

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Notes to Consolidated Financial Statements
December 31, 2010 and 2009

	December 31, 2009
	Less than 12 months		12 months or longer		Total
		Unrealized		Unrealized		Unrealized
	Fair value	losses	Fair value	losses	Fair value	losses
U.S. Treasury securities and obligations of
U.S. government - sponsored agencies	$202,126	(5,638)	3,716	(207)	205,842	(5,845)
States and territories	88,002	(3,661)	11,560	(642)	99,562	(4,303)
Corporate securities	31,827	(734)	125,437	(22,706)	157,264	(23,440)
Mortgage-backed securities	46,824	(1,787)	380,842	(78,933)	427,666	(80,720)
Subtotal, debt securities	368,779	(11,820)	521,555	(102,488)	890,334	(114,308)
Preferred stocks	-	-	112	(188)	112	(188)
Subtotal, equity securities	-	-	112	(188)	112	(188)
Total	$368,779	(11,820)	521,667	(102,676)	890,446	(114,496)

The unrealized losses in U.S. Treasury securities and obligations of U.S. government-sponsored agencies are due to interest rate fluctuations which result in a decline in market values from original purchase price. Because the securities were acquired during a period of low interest rates, unrealized losses may continue and may become more severe in a rising interest rate environment. The Company expects the unrealized losses to reverse as the securities shorten in duration and mature, and because the Company has the ability to hold these investments and does not intend to sell until a market price recovery or maturity, these investments are not considered other-than-temporarily impaired.

The investments included in corporate securities are comprised of corporate bonds. The unrealized loss is due to the current market and economic environment, which is affecting corporate credit ratings and changes in sector spreads. The unrealized loss may continue and may become more severe if the economy continues to trend downward or interest rates rise. Because the decline in fair value is attributable to economic changes and a slight decline in credit quality, and because the Company expects all contractual cash flows will be received and has the ability and intent to hold these investments until a market price recovery or maturity, these investments are not considered other-than-temporarily impaired.

 (Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Notes to Consolidated Financial Statements
December 31, 2010 and 2009

 The investments included in mortgage-backed securities are comprised of U.S. government-sponsored agency mortgage-backed securities, and private label whole loan collateralized mortgage obligations. The unrealized losses on these securities are a result of the current market and economic conditions that are affecting the mortgage-backed sector. The credit quality on some mortgage-backed bonds has declined due to the large number of home defaults. Because the decline in fair value is attributable mainly to changes in market and economic conditions and the Company believes all contractual cash flows will be received and has the ability and intent to hold these investments until a market price recovery or maturity, these investments are not considered other-than-temporarily impaired. When the Company believes it will not receive all contractual cash flows, the securities are considered other-than-temporarily impaired.

At December 31, 2010 and 2009, investments with carrying values of approximately $2,898,000 and $2,894,000, respectively, were on deposit with state insurance departments as required by statute.

(4)	Fair Value Measurements

(a)	Fair Value Hierarchy

The following table presents the assets that the Company measured at fair value on a recurring basis at December 31, 2010:

	Level 1	Level 2	Level 3	Total
Asset class:
Available-for-sale:
U.S. Treasury bonds	$2,661	-	-	2,661
U.S. Agency bonds	-	367,997	-	367,997
Municipal bonds	-	212,848	-	212,848
Corporate bonds	-	535,319	108,334	643,653
Residential
mortgage-backed	-	903,354	-	903,354
Trading:
U.S. Treasury bonds	742	-	-	742
U.S. Agency bonds	-	55,188	-	55,188
Municipal bonds	-	90,959	-	90,959
Corporate bonds	-	401,540	37,659	439,199
Residential
mortgage-backed	-	96,483	-	96,483
Preferred stock	57	-	-	57
FHLB common stock	25,424	-	-	25,424
Common stock - other	237	-	-	237
Total	$29,121	2,663,688	145,993	2,838,802
Liabilities:
Derivative in funds
withheld	$-	26,123	-	26,123
Total	$-	26,123	-	26,123

There were no transfers between levels during the year.

 (Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Notes to Consolidated Financial Statements
December 31, 2010 and 2009

The following table presents the change for the year ended December 31, 2010 in the assets measured at fair value using unobservable inputs (Level 3):

	Fixed
	maturities
	available-	Trading
	for-sale	securities	Total
Beginning balance	$104,094	38,294	142,388
Purchases	9,460	734	10,194
Sales	(5,995)	(3,226)	(9,221)
Realized gain (loss)	454	(353)	101
Accretion/amortization	53	(31)	22
OTTI	(1,756)	(767)	(2,523)
Change in market value	2,024	3,008	5,032
Transfers in and/or out of Level 3	-	-	-
Ending balance	$108,334	37,659	145,993

The following table presents the assets that the Company measured at fair value on a recurring basis at December 31, 2009:

	Level 1	Level 2	Level 3	Total
Asset class:
Available-for-sale:
U.S. Treasury bonds	$2,670	-	-	2,670
U.S. Agency bonds	-	383,038	-	383,038
Municipal bonds	-	104,602	-	104,602
Corporate bonds	-	553,886	104,094	657,980
Residential
mortgage-backed	-	753,167	-	753,167
Trading:
U.S. Treasury bonds	716	-	-	716
U.S. Agency bonds	-	106,500	-	106,500
Municipal bonds	-	51,639	-	51,639
Corporate bonds	-	340,487	38,294	378,781
Residential
mortgage-backed	-	84,968	-	84,968
Preferred stock	112	-	-	112
FHLB common stock	23,669	-	-	23,669
Common stock - other	192	-	-	192
Total
investments	27,359	2,378,287	142,388	2,548,034
Derivative in funds withheld	-	21,404	-	21,404
Total	$27,359	2,399,691	142,388	2,569,438

There were no transfers between levels during the year.
 (Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Notes to Consolidated Financial Statements
December 31, 2010 and 2009

The following table presents the change for the year ended December 31, 2009 in the assets measured at fair value using unobservable inputs (Level 3):

	Fixed
	maturities
	available-	Trading
	for-sale	securities	Total
Beginning balance	$74,086	36,509	110,595
Purchases	26,498	1,085	27,583
Sales	(7,813)	(5,446)	(13,259)
Realized loss	(150)	(8)	(158)
Accretion/amortization	47	(245)	(198)
OTTI	(2,000)	(1,926)	(3,926)
Change in market value	10,429	4,648	15,077
Transfers in and/or out of Level 3	2,997	3,677	6,674
Ending balance	$104,094	38,294	142,388

(b)	Fair Value of Financial Instruments

A summary of the Company's financial instruments (in thousands) and the fair value estimates, methods, and assumptions is set forth below:

	2010		2009
	Carrying	Estimated	Carrying	Estimated
	amount	fair value	amount	fair value
Financial assets:
Cash	$62,038	62,038	77,751	77,751
Short-term and other
investments	23,849	23,849	45,169	45,169
Accrued investment income	32,856	32,856	29,576	29,576
Reinsurance receivables on
paid and unpaid benefits	930,668	930,668	895,634	895,634
Fixed maturities available-for-sale	2,130,513	2,130,513	1,901,457	1,901,457
Equity securities available-for-sale	25,718	25,718	23,973	23,973
Trading investments	682,571	682,571	622,604	622,604
Mortgage loans	324,133	349,861	320,837	333,944
Derivative in funds withheld
under reinsurance contract	-	-	21,404	21,404
Financial liabilities:
Certain policy liabilities	$1,053,204	1,050,918	969,953	967,956
Derivative in funds withheld
under reinsurance contract	26,123	26,123	-	-
Notes payable	482,766	519,243	464,800	452,179

Cash, Short-Term and Other Investments, Accounts Receivable, Accrued Investment Income, Reinsurance Receivables on Paid and Unpaid Benefits, and Other Liabilities

The carrying amount of these financial instruments approximates fair value because they mature within a relatively short period of time and do not present unanticipated credit concerns.

 (Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Notes to Consolidated Financial Statements
December 31, 2010 and 2009
Policy Loans

Policy loans have average interest yields of approximately 7.08% and 7.02% as of December 31, 2010 and 2009, respectively, and have no specified maturity dates. These loans typically carry an interest rate that is tied to the crediting rate applied to the related policy and contract reserves. Policy loans are an integral part of the life insurance policies that the Company has in force and cannot be valued separately.

Fixed Maturities and Trading Investments

For fixed maturities and marketable equity securities, as well as trading securities, for which market quotations generally are available, the Company primarily uses independent pricing services to assist in determining fair value measurements. When the fair value of certain securities is not readily available, the fair value estimates are based on quoted market prices of similar instruments adjusted for the differences between the quoted instruments and the instruments being valued, or fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with comparable maturities as the investments being valued. The Company's investments also include certain less liquid or private fixed maturity debt securities and other trading investments. Valuations are estimated based on nonbinding broker prices or valuation models, discounted cash flow models and other similar techniques that use observable or unobservable inputs.

Equity Securities

The fair value of equity securities investments of the Company is based on quotations from independent pricing services, bid prices published in financial newspapers or bid quotations received from securities dealers.

Mortgage Loans

Fair values are estimated for portfolios of loans with similar characteristics. Commercial mortgage loans have average net yield rates of 6.55% and 6.63% for December 31, 2010 and 2009, respectively. The fair value of mortgage loans was calculated by discounting scheduled cash flows to maturity using estimated market discount rates of 5.26% and 6.04% for December 31, 2010 and 2009, respectively. These rates reflect the credit and interest rate risk inherent in the loans. Assumptions regarding credit risk, cash flows, and discount rates are judgmentally determined using available market information and specific borrower information. The fair value of certain residential loans is based on the approximate fair value of the underlying real estate securing the mortgages.

Certain Policy Liabilities

Certain policies sold by the Company are investment-type contracts. These liabilities are segregated into two categories: deposit administration funds and immediate annuities that do not have life contingencies. The fair value of the deposit administration funds is determined using estimated projected future cash flows discounted at the rate that would be required to transfer the liability in an orderly transaction. The fair value of the immediate annuities without life contingencies is estimated as the discounted cash flows of expected future benefits less the discounted cash flows of expected future premiums, using the current pricing assumptions. The carrying amount of all other policy liabilities approximates fair value.

	2010		2009
	Carrying	Estimated	Carrying	Estimated
	amount	fair value	amount	fair value
	(In thousands)
Funds held under deposit
administration contracts	$1,015,336	1,012,545	930,742	928,095
Annuities	37,868	38,373	39,211	39,861

 (Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Notes to Consolidated Financial Statements
December 31, 2010 and 2009

Derivative in Funds Withheld under Reinsurance Contract

The fair value of the Company's derivative in funds withheld under reinsurance contract is estimated as the difference between the present value of the return on the underlying investment securities and the present value of the financing leg of the total return swap. The present value is determined using the LIBOR/swap curve.

Notes Payable

The fair value of the Company's notes payable is estimated by the present value of a stream of future expected cash flows using an appropriate discount rate. Discount factors are based on the LIBOR/SWAP curve.

Limitations

Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These fair value estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they reflect income taxes on differences between fair value and tax basis of the assets. Because no established exchange exists for a significant portion of the Company's financial instruments, fair value estimates are based on judgments regarding future expected loss experience, current economic conditions, risk characteristics of various financial instruments, and other factors. These fair value estimates are subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect the fair value estimates.

(5)	Deferred Policy Acquisition Costs

Deferred policy acquisition costs principally represent field sales compensation, direct response costs, underwriting and issue costs, and related expenses. Information relating to the change in deferred policy acquisition costs is summarized as follows (in thousands):

	Life and	Accident and
	annuity	health	Total
Year ended December 31, 2010:
Deferred costs	$16,081	66,567	82,648
Amortization	(5,368)	(40,794)	(46,162)
Net increase	$10,713	25,773	36,486
Year ended December 31, 2009:
Deferred costs	$17,329	69,465	86,794
Amortization	(14,742)	(60,863)	(75,605)
Net increase	$2,587	8,602	11,189
Year ended December 31, 2008:
Deferred costs	$14,020	76,720	90,740
Amortization	(8,590)	(54,780)	(63,370)
Net increase	$5,430	21,940	27,370

 (Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Notes to Consolidated Financial Statements
December 31, 2010 and 2009

(6)	Reserves for Future Policy Benefits

Reserves for life and annuity future policy benefits as of December 31 are principally based on the interest assumptions set forth below (in thousands):

			Interest
	2010	2009	assumptions
Life and annuity reserves:
Issued prior to 1970	$2,706	2,829	4.75%
Issued 1970 through 1980	26,634	27,352	6.75% to 5.25%
Issued after 1982 (indeterminate
premium products)	765	751	10.00% to 8.50%
Issued through 1987 (acquired business)	1,041	1,063	11.00%
Issued 1981 through 1994 (all other)	36,245	36,623	8.50% to 7.00%
Issued after 1994 (all other)	100,413	84,828	Various
Life contingent annuities	29,589	30,358	Various*
Group term life waiver of premium
disabled lives	10,087	9,051	6.00%
Reserves acquired through assumption
reinsurance agreement (note 12)	734,275	721,408	5.50% to 2.25%
	$941,755	914,263

*
These reserves are revalued as limited-pay contracts. As a result, the reserve is somewhat greater than the present value of future benefits and expenses at the assumed interest rates, i.e., the actual interest rates required to support the reserves are somewhat lower than the rates assumed.

Assumptions as to mortality are based on the Company's prior experience. This experience approximates the 1955-60 Select and Ultimate Table (individual life issued prior to 1981), the 1965-70 Select and Ultimate Table (individual life issued in 1981 and after), and the 1960 Basic Group Table (all group issues). Assumptions for withdrawals are based on the Company's prior experience. All assumptions used are adjusted to provide for possible adverse deviations.

(7)	Liability for Benefits Payable

Life and Accident and Health Claim Reserve Activity for the years ended December 31, 2010, 2009, and 2008 was as follows (in thousands):

	2010	2009	2008
Liability, beginning of year, net of
reinsurance	$117,048	115,300	105,212
Incurred related to:
Current year	349,239	329,730	314,859
Prior years	(22,128)	(34,482)	(6,308)
Total incurred	327,111	295,248	308,551
Paid related to:
Current year	195,263	187,054	192,600
Prior years	123,506	106,446	105,863
Total paid	318,769	293,500	298,463
Liability, end of year, net of reinsurance	$125,390	117,048	115,300

  (Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Notes to Consolidated Financial Statements
December 31, 2010 and 2009

Reinsurance recoverables on paid losses were $4,852,000 and $1,989,000 at December 31, 2010 and 2009, respectively.

The provision for benefits pertaining to prior years decreased approximately $22,128,000 in 2010 from the prior year estimate. This decrease overall includes better than expected experience of approximately $21,528,000 for group medical and disability; $1,444,000 for life; and worse than expected experience of $844,000 for cancer business. The decrease in group medical and disability is due in part to assumptions made in 2008 due to concerns about the economy. The decrease for cancer is due to a slight lengthening of the tail in the claim runoff.

The provision for benefits pertaining to prior years decreased approximately $34,482,000 in 2009 from the prior year estimate. This decrease overall includes better than expected experience of approximately $20,261,000 for group medical and disability; $11,497,000 for cancer; and $2,724,000 for life business. The decrease in group medical and disability is due in part to assumptions made in 2008 due to concerns about the economy. The decrease for cancer and life was due to better than expected claims experience.

The provision for benefits pertaining to prior years decreased approximately $6,308,000 in 2008 from the prior year estimate. This decrease overall includes better than expected experience of approximately $2,446,000 for group medical and disability; $2,241,000 for cancer; and $1,620,000 for life business. The decrease for group medical and disability was smaller than anticipated due to the adoption of new termination rates for early durations. The decrease for cancer was also lower than expected due to claims settlement costs.

The Company discounts cancer reserves and group disability reserves for benefits payable. The amount of the discount for these benefits payable, net of reinsurance at December 31, 2010 and 2009 is approximately $61,429,000 and $58,240,000, respectively.

(8)	Notes Payable

Notes payable as of December 31 are summarized as follows (in thousands):

	2010	2009
Lines of credit with Federal Home Loan Bank, maturities
ranging from 2011 to 2022, interest due monthly, rates
ranging from 1.35% to 5.87%, some of which are subject
to conversion to an adjustable rate	$457,928	424,357
4.99% repurchase agreement, due in 2013, interest due
quarterly, counterparty is Merrill Lynch	24,838	25,443
4.90% repurchase agreement, redeemed in 2010,
counterparty is JPMorgan Chase	-	15,000
	$482,766	464,800

AFA has a line of credit with the Federal Home Loan Bank of Topeka in the amount of $457,928,000 and $424,357,000 at December 31, 2010 and 2009, respectively. The line of credit is secured by investment securities pledged as collateral by AFA with a carrying value of approximately $487,351,000 and $483,159,000 at December 31, 2010 and 2009, respectively, which exceeds the collateral required for this line of credit. The pledged securities are held in the Company's name in a custodial account at United Missouri Bank, N.A. to secure current and future borrowings. To participate in this available credit, AFA has acquired 254,242 shares of Federal Home Loan Bank of Topeka common stock with a total carrying value of approximately $25,424,000 at December 31, 2010.

The Federal Home Loan Bank of Topeka has the option to convert the initial rate of interest to an adjustable rate of interest on many of these lines of credit on the dates listed in the table above. At any time after the Federal Home Loan Bank of Topeka exercises its conversion option, the Company may prepay the advance in full or in part without a fee.

 (Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Notes to Consolidated Financial Statements
December 31, 2010 and 2009

The Company has no unused lines of credit at December 31, 2010.

Interest expense for the years ended December 31, 2010, 2009, and 2008 totaled approximately $19,855,412, $21,321,000 and $22,624,000, respectively, and is included in net investment income as an investment expense in the accompanying consolidated statements of income.

Scheduled maturities (excluding interest) of the above indebtedness at December 31, 2010 are as follows (in thousands):

2011	$41,428
2012	10,000
2013	24,838
2014	40,000
2015	50,000
2016 and thereafter	316,500
$482,766

(9)	Income Taxes

Total 2010 income tax expense in the accompanying consolidated statements of income differs from the federal statutory income tax rate of 35% of income before income taxes, principally due to management fees paid to AFC treated as dividends for financial reporting purposes and the dividends received deduction, net of interest and credit adjustments on school construction bonds. Total 2009 income tax expense in the accompanying consolidated statements of income differs from the federal statutory income tax rate of 35% of income before income taxes, principally due to management fees paid to AFC treated as dividends for financial reporting purposes and the dividends received deduction.

 (Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Notes to Consolidated Financial Statements
December 31, 2010 and 2009

The tax effects of temporary differences that give rise to the deferred tax assets and deferred tax liabilities at December 31 are presented below (in thousands):

	2010	2009
Deferred tax assets:
Fixed maturities	$-	42,734
Other investments	1,467	1,461
Life and health reserves	34,976	31,096
Other liabilities and assets	9,365	9,953
Litigation accruals	2,415	1,628
Compensation and retirement	5,092	4,610
Real estate and equipment	1,230	1,719
Derivative in funds withheld under reinsurance contract	9,143	-
Capital loss carryforward	-	1,986
Total deferred tax assets	63,688	95,187
Deferred tax liabilities:
Fixed maturities	(1,627)	-
Equity securities	(1,993)	(1,752)
Deferred policy acquisition costs	(134,202)	(122,090)
Due and deferred premiums	(20,901)	(20,200)
Derivative in funds withheld under reinsurance contract	-	(7,492)
Total deferred tax liabilities	(158,723)	(151,534)
Net deferred tax liability	$(95,035)	(56,347)

At December 31, 2010, the Company had no capital loss carryforward since its capital losses carrying forward from 2009 were fully utilized during 2010. At December 31, 2009, the Company had a capital loss carryforward of $5,674,000, which resulted in a tax benefit of $1,986,000.

Management periodically reviews whether a valuation allowance is needed on its total deferred tax assets reported on the consolidated balance sheet based on factors such as past history and trends, projected taxable income, and expiration dates of capital loss carryforwards. Management believes that in 2010 and 2009 it is more likely than not that the results of operations will generate sufficient taxable income to realize its deferred tax assets on noncapital items. In 2010 and 2009, management believes there are sufficient capital gains available in its capital assets portfolio and that holding its loss bonds to recovery or maturity substantiates the Company's ability to realize its deferred tax assets on capital items.

The Company and its subsidiaries are included in AFC's consolidated federal income tax return. Income taxes are reflected in the accompanying consolidated financial statements as if the Company and its subsidiaries were separate tax-paying entities. As of December 31, 2010 and 2009, other accounts payable includes current income taxes payable of approximately $1,836,000 and $527,000, respectively.

The Company has a $33,000 liability recorded for unrecognized income tax benefits as of December 31, 2010, which includes $33,000 of interest. The Company has a $195,000 liability recorded for unrecognized income tax benefits as of December 31, 2009, which includes $117,000 of interest. As of December 31, 2010 and 2009, there were no penalties recorded on unrecognized income tax benefits. The Company has no unrecognized tax benefits as of December 31, 2010 that would affect the effective tax rate. The total amount of unrecognized income tax benefits as of December 31, 2009 and 2008 that would affect the effective tax rate, if recognized, is $78,000 and $123,000, respectively.

 (Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Notes to Consolidated Financial Statements
December 31, 2010 and 2009

A reconciliation of unrecognized income tax benefits is as follows (in thousands):

Balance at December 31, 2009	$78
Lapse of applicable statute of limitations	(78)
Balance at December 31, 2010	$-

The Company files income tax returns in the U.S. federal jurisdiction and various states. The Company is no longer subject to U.S. federal income tax examinations for years prior to 2007 and state and local income tax examinations for years prior to 2006. The Company is not currently under examination by any taxing authority.

(10)	Other Comprehensive Income (Loss)

The changes in the components of other comprehensive income (loss) are reported net of income taxes for the years indicated, as follows (in thousands):

	Year ended December 31, 2010
	Pretax	Tax	Net
	amount	effect	amount
Unrealized holding gains on available-for-
sale investments:
Unrealized holding gains, net, arising
during the period	$83,913	(29,370)	54,543
Less realized investment gains, net,
excluding impairment losses	(9,216)	3,226	(5,990)
Plus other-than-temporary impairment
losses recognized in earings	10,018	(3,506)	6,512
Other comprehensive gain	$84,715	(29,650)	55,065

	Year ended December 31, 2009
	Pretax	Tax	Net
	amount	effect	amount
Unrealized holding gains on available-for-
sale investments:
Unrealized holding gains, net, arising
during the period	$112,931	(39,526)	73,405
Less realized investment gains, net,
excluding impairment losses	(3,218)	1,126	(2,092)
Plus other-than-temporary impairment
losses recognized in earnings	7,346	(2,571)	4,775
Other comprehensive gain	$117,059	(40,971)	76,088

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Notes to Consolidated Financial Statements
December 31, 2010 and 2009

	Year ended December 31, 2008
	Pretax amount	Tax effect	Net amount
Unrealized holding loss on available-for-
sale investments:
Unrealized holding loss arising during
the period	$(179,857)	62,950	(116,907)
Plus reclassification adjustment for
gains included in net income	21,129	(7,395)	13,734
Other comprehensive loss	$(158,728)	55,555	(103,173)

At December 31, 2010, 2009, and 2008, the component of accumulated other comprehensive income (loss) is as follows (in thousands):

	2010	2009	2008
Unrealized holding gains (losses), net of
deferred tax (expense) benefit
of $(9,317), $20,333, and $61,304 in
2010, 2009, and 2008 respectively	$17,305	(37,760)	(113,848)
	$17,305	(37,760)	(113,848)

(11)	Reinsurance

Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Management believes that all reinsurers presently used are financially sound and will be able to meet their contractual obligations; therefore, no significant allowance for uncollectible amounts has been included in the consolidated financial statements. At December 31, 2010 and 2009, reinsurance receivables with a carrying value of approximately $163,232,000 and $152,398,000, respectively, were associated with six reinsurers. In addition, reinsurance receivables of approximately $700,822,000 and $681,123,000 in 2010 and 2009, respectively, were associated with one reinsurer (note 12).

Reinsurance agreements in effect for life insurance policies vary according to the age of the insured and the type of risk. Retention amounts for life insurance range from $250,000 on domestic individual life coverages to $500,000 on group life and Latin American individual life coverages, with slightly lower limits on accidental death benefits. At December 31, 2010 and 2009, the face amounts of life insurance in force that are reinsured amounted to approximately $11,112,000,000 (approximately 51.9% of total life insurance in force) and $11,643,000,000 (approximately 55.9% of total life insurance in force), respectively.

Reinsurance agreements in effect for accident and health insurance policies vary with the type of coverage.

The effects of reinsurance agreements on earned and written premiums, prior to deductions for benefits and commission allowances, were approximately $170,081,000, $197,388,000, and $171,768,000 for life and accident and health reinsurance ceded, and $52,206,000, $58,019,000, and $92,860,000 for life and accident and health reinsurance assumed for the years ended December 31, 2010, 2009, and 2008, respectively.

Reinsurance agreements reduced incurred benefits for life and accident and health policies by approximately $192,730,000, $171,972,000, and $190,598,000 for the years ended December 31, 2010, 2009, and 2008, respectively.

Effective November 1, 2009, the Company entered into a reinsurance treaty on certain blocks of in-force Long Term Care business. Cash and reserves transferred to the new carrier amounted to approximately $20.8 million. The transaction is reflected as a contra item in Other Revenues, and the related reserve impact is reflected as a reduction of reserves in the Accident and Health section of the increase (decrease) in reserves for future policy benefits.

  (Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Notes to Consolidated Financial Statements
December 31, 2010 and 2009

(12)	Acquired Business - Mid-Continent Life Insurance Company

Effective December 31, 2000, the Company entered into an assumption reinsurance agreement with the Commissioner of Insurance of the State of Oklahoma, in his capacity as receiver of Mid-Continent Life Insurance Company (MCL) of Oklahoma City, Oklahoma. Under this agreement, the Company assumed MCL's policies in force, with the exception of a small block of annuity policies that was assumed effective January 1, 2001. In a concurrent reinsurance agreement, the Company ceded 100% of the MCL policies assumed to Hannover Life Reassurance Company of America. In 2002, this agreement was then transferred to Hannover Life Reassurance Company of Ireland (HLR). The agreement with HLR is a funds withheld arrangement, with the Company ceding net policy assets and liabilities of approximately $684,551,000 and $667,429,000 to HLR and maintaining a funds withheld liability at December 31, 2010 and 2009, respectively.

Under the terms of the agreement with the receiver, the Company has guaranteed that the amount of premiums charged under the assumed "Extra-Life" contracts will not increase during the 17-year period beginning December 31, 2000. The Company had also guaranteed that the current dividend scale on the assumed "Extra-Life" contracts shall not be reduced or eliminated during the five-year period beginning December 31, 2000. Beginning January 1, 2006, the dividends on the assumed "Extra-Life" contracts are no longer guaranteed pursuant to the assumption reinsurance agreement with the Commissioner of Insurance of the State of Oklahoma. Certain funds were being held by the receiver for the purpose of paying the reasonable costs of MCL's operations after December 31, 2000 and winding up the receivership proceedings. The majority of these funds were remitted to the Company in 2003, and the remainder was received in 2007.

As required by the terms of the assumption reinsurance agreement with the Commissioner of Insurance of the State of Oklahoma, the Company and HLR agreed that a Supplemental Policyholder Reserve (SPR) would be established. The initial SPR is equal to the net of the assets and liabilities received from MCL under the assumption agreement, less amounts ceded to other reinsurance carriers. The SPR is 100% ceded to HLR.

The purpose of the SPR is to provide additional protection to the MCL policyholders against premium increases and to ensure that profits are recognized over the lives of the underlying policies, rather than being recognized up front. The method for calculation of initial SPR was specified precisely in the agreement with the receiver. The method for calculating the SPR for periods beyond the purchase date was developed by the Company, as this reserve is not otherwise required statutorily or under existing actuarial valuation guidance. The SPR is divided into two parts: (a) an additional reserve for future benefits, which is an estimate of the amount needed, in addition to the policy reserves and liability for future dividends, to fund benefits assuming there are no future premium rate increases, and (b) an additional reserve for future estimated profit, which represents the profit the Company expects to earn on this business over the lives of the underlying policies. The SPR is reprojected each year to recognize current and future profits as a level percentage of future projected required capital amounts each year, resulting in a level return on investment. Any remaining SPR will not automatically be released after the premium guarantee period of 17 years, because the SPR is to be held until there is an actuarial certainty that premium rate increases will not be needed. The calculation of the SPR is subject to significant volatility, as it is highly dependent upon assumptions regarding mortality, lapse experience, and investment return. Small shifts in any of these underlying assumptions could have a material impact on the value of the SPR. The SPR was approximately $343,752,000 and $327,679,000 for 2010 and 2009, respectively.

Under the terms of the agreement with HLR, HLR has agreed to share future profits on a 50/50 basis with the Company through an experience refund account. The experience refund account is calculated as premium income plus investment income less reserve increases (including the SPR), benefits paid, and administrative expense allowances paid to the Company and is settled on a quarterly basis. Losses are not shared on a 50/50 basis, except to the extent that a net loss in the experience account at the end of a quarter carries forward to future quarters. There was no experience refund earned by the Company in 2010 and 2009. Due to the nature of a funds withheld reinsurance arrangement, the components of the experience refund calculation are reported as separate components in the accompanying consolidated statements of income. Premium income, reserve increases, and benefits paid related to this block are reported as reductions of premium income, changes in reserves, and benefits for reinsurance ceded, as required by the terms of the agreement. Investment income on the funds withheld is included in AFA's investment income, and administrative expense allowances paid to AFA are reported as a reduction of AFA's expense. The impact of ceding investment income on funds withheld is reported as a reduction of net investment income in the accompanying consolidated statements of income.

 (Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Notes to Consolidated Financial Statements
December 31, 2010 and 2009

(13)	Employee Benefit Plans

The Company participates in a pension plan (the Plan), sponsored by AFC, covering all employees who have satisfied longevity and age requirements. The Company's funding policy is to contribute annually the maximum amount that can be deducted for federal income tax purposes. Contributions are intended to provide not only for benefits attributed to service to date, but also for those expected to be earned in the future. The Company contributed approximately $5,465,000, $6,891,000, and $5,145,000 to the Plan during the years ended December 31, 2010, 2009, and 2008, respectively.

The Company participates in a defined contribution thrift and profit sharing plan as provided under Section 401(a) of the Internal Revenue Code (the Code), which includes the tax deferral feature for employee contributions provided by Section 401(k) of the Code. The Company contributed approximately $2,518,000, $2,594,000, and $2,589,000 to this plan during the years ended December 31, 2010, 2009, and 2008, respectively.

(14)	Commitments and Contingencies

Rent expense for office space and equipment for the years ended December 31, 2010, 2009, and 2008 was approximately $15,134,000, $13,756,000, and $13,363,000, respectively. A portion of rent expense relates to leases that expire or are cancelable within one year. The aggregate minimum annual rental commitments as of December 31, 2010 under noncancelable long-term leases are as follows (in thousands):

2011	$2,299
2012	1,878
2013	1,643
2014	799
2015	490
Thereafter	2

The Company has outstanding mortgage loan commitments of approximately $14,685,000 and $6,072,000 at December 31, 2010 and 2009, respectively.

The Company is subject to state guaranty association assessments in all states in which it is licensed to do business. These associations generally guarantee certain levels of benefits payable to resident policyholders of insolvent insurance companies. Many states allow premium tax credits for all or a portion of such assessments, thereby allowing potential recovery of these payments over a period of years. However, several states do not allow such credits. The Company estimates its liabilities for guaranty association assessments by using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. The Company monitors and revises its estimates for assessments as additional information becomes available which could result in changes to the estimated liabilities. As of December 31, 2010 and 2009, liabilities for guaranty association assessments totaled approximately $5,800,000 and $5,700,000, respectively. Other operating expenses related to state guaranty association assessments were minimal for the years ended December 31, 2010, 2009, and 2008.

In the normal course of business, there are various legal actions and proceedings pending against the Company and its subsidiaries. The Company expects that the ultimate liability, if any, with respect to other lawsuits, after consideration of the reserves maintained, will not be material to the Company's financial position.

  (Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Notes to Consolidated Financial Statements
December 31, 2010 and 2009

(15)	Related-Party Transactions

The Company and its subsidiaries lease automobiles, furniture, and equipment from a partnership that owns a controlling interest in AFC. These operating leases are cancelable upon one month's notice. During the years ended December 31, 2010, 2009, and 2008, rentals paid under these leases were approximately $5,667,000, $5,568,000, and $5,503,000, respectively.

During the years ended December 31, 2010, 2009, and 2008, the Company paid investment advisory fees to a partnership that owns a controlling interest in AFC totaling approximately $8,351,000, $7,975,000, and $7,572,000, respectively.

During the years ended December 31, 2010, 2009, and 2008, the Company paid management fees to AFC totaling approximately $5,074,000, $5,342,000, and $3,355,000, respectively.

The Company leases office space from a subsidiary of AFC. The rent payments associated with the lease were approximately $6,281,000, $5,454,000, and $5,253,000 in 2010, 2009, and 2008, respectively.

During 2010, 2009, and 2008, the Company paid cash dividends to AFC of approximately $50,000,000, $25,000,000, and $16,124,000, respectively.

During 2010, 2009, and 2008, the Company entered into three-year software lease agreements with AFC. Lease expense related to the agreements was approximately $2,646,000, $2,001,000, and $1,648,000 for the years ended December 31, 2010, 2009, and 2008, respectively, and is included in selling costs and other operating, administrative, and general expenses.

An officer of AFC serves on the board of directors of a financial institution in which the Company maintains cash balances.

(16)	Subsequent Events

Effective December 31, 2009 the Company adopted ASC 855, Subsequent Events, which established principles and requirements for subsequent events and applies to accounting and disclosure requirements for subsequent events not addressed in other generally accepted accounting principles. The Company evaluated events subsequent to December 31, 2010 and through the date on which the financial statements were issued.

(17)	Segment Information

The Company's reportable segments are its strategic business units. AWD specializes in voluntary disability income insurance programs aimed at selected groups and associations. AFES specializes in voluntary insurance products such as disability income, tax-sheltered annuities, life insurance, dread disease, and accident only policies, which are marketed to public school employees. The Strategic Alliances Division focuses on marketing to a broad range of employers through independent broker agencies and agents interested in getting into or enhancing their payroll deduction capability. The Life Division markets individual life products through the internet and through independent brokers. All segments consist of business primarily sold throughout the United States of America. The American Worksite Solutions North Division (AWSN) was formed in 2010 to focus on the brokerage business that was previously a part of AWD. This effort is being managed in conjunction with the American Public Life (APL) brokerage business.

Assets and related investment income are allocated based upon related insurance reserves that are backed by such assets. Other operating expenses are allocated in relation to the mix of related revenues.

 (Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Notes to Consolidated Financial Statements
December 31, 2010 and 2009

The following summary represents revenues and pretax income from continuing operations and identifiable assets for the Company's reportable segments as of and for the years ended December 31, 2010, 2009, and 2008 (in thousands):

	Year ended December 31
	2010	2009	2008
Revenue:
American Fidelity Education Services
Division	$516,864	462,445	420,629
Association Worksite Division	110,491	110,136	140,537
American Worksite Solutions North	25,696	24,569	-
Strategic Alliances Division	85,374	90,770	126,861
Life Division	64,482	42,577	(43,373)
Noninsurance operations	1,696	1,538	1,873
Total consolidated revenue	$804,603	732,035	646,527
Premiums and annuity and universal
life considerations:
American Fidelity Education Services
Division	$415,172	387,315	342,977
Association Worksite Division	97,707	97,778	126,977
American Worksite Solutions North	23,879	23,043	-
Strategic Alliances Division	86,950	93,644	131,786
Life Division	8,230	7,727	7,792
Noninsurance operations	-	-	-
Total consolidated premiums
and annuity and universal
life considerations	$631,938	609,507	609,532

	Year ended December 31
	2010	2009	2008
Net investment income (loss) and net
realized investment (losses) gains:
American Fidelity Education Services
Division	$90,330	81,843	66,500
Association Worksite Division	9,381	8,494	8,061
American Worksite Solutions North	1,418	1,222	-
Strategic Alliances Division	4,561	3,475	1,886
Life Division	52,257	29,171	(69,581)
Noninsurance operations	-	-	-
Total consolidated net
investment income	$157,947	124,205	6,866

 (Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Notes to Consolidated Financial Statements
December 31, 2010 and 2009

Amortization of deferred policy
acquisition costs:
American Fidelity Education Services
Division	$39,562	64,798	52,859
Association Worksite Division	4,148	7,172	8,480
American Worksite Solutions North	1,037	1,736	-
Strategic Alliances Division	76	276	224
Life Division	1,339	1,623	1,807
Noninsurance operations	-	-	-
Total consolidated
amortization of deferred
policy acquisition costs	$46,162	75,605	63,370
Pretax earnings (loss):
American Fidelity Education Services
Division	$107,206	95,661	69,697
Association Worksite Division	9,307	1,892	6,572
American Worksite Solutions North	1,334	1,780	-
Strategic Alliances Division	3,980	4,476	8,786
Life Division	5,517	(2,419)	(6,640)
Noninsurance operations	86	16	95
Total consolidated pretax
earnings	$127,430	101,406	78,510

	December 31
	2010	2009
Total assets:
American Fidelity Education Services Division	$2,991,879	2,710,550
Association Worksite Division	308,419	287,166
American Worksite Solutions North	44,007	45,882
Strategic Alliances Division	185,535	169,860
Life Division	1,673,421	1,600,851
Noninsurance operations	565	423
Total consolidated assets	$5,203,826	4,814,732

  (Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Schedule III - Supplementary Insurance Information
December 31, 2010 and 2009

(In thousands)

	2010	2009
Deferred policy acquisition costs:
American Fidelity Education Services Division	$418,677	387,414
Association Worksite Division	43,893	42,883
American Worksite Solutions North	10,976	10,382
Strategic Alliances Division	809	1,652
Life Division	14,166	9,704
Noninsurance operations	-	-
	$488,521	452,035
Reserves for future policy benefits:
American Fidelity Education Services Division	$821,212	757,433
Association Worksite Division	86,732	83,949
American Worksite Solutions North	11,582	11,727
Strategic Alliances Division	61,959	61,582
Life Division	503,522	487,412
Noninsurance operations	-	-
	$1,485,007	1,402,103
Unearned premiums:
American Fidelity Education Services Division	$5,187	5,216
Association Worksite Division	31	50
American Worksite Solutions North	8	13
Strategic Alliances Division	-	-
Life Division	-	-
Noninsurance operations	-	-
	$5,226	5,279
Benefits payable:
American Fidelity Education Services Division	$96,926	83,767
Association Worksite Division	20,736	20,510
American Worksite Solutions North	4,583	4,404
Strategic Alliances Division	6,343	8,916
Life Division	1,654	1,440
Noninsurance operations	-	-
	$130,242	119,037

 (Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Schedule III - Supplementary Insurance Information
Years ended December 31, 2010, 2009, and 2008

(In thousands)

	2010	2009	2008
Premium revenue and annuity and
universal life considerations:
American Fidelity Education Services
Division	$415,172	387,315	342,977
Association Worksite Division	97,707	97,778	126,977
American Worksite Solutions North	23,879	23,043	-
Strategic Alliances Division	86,950	93,644	131,786
Life Division	8,230	7,727	7,792
Noninsurance operations	-	-	-
	$631,938	609,507	609,532
Net investment income:
American Fidelity Education Services
Division	$90,330	81,843	66,500
Association Worksite Division	9,381	8,494	8,061
American Worksite Solutions North	1,418	1,222	-
Strategic Alliances Division	4,561	3,475	1,886
Life Division	52,257	29,171	(69,581)
Noninsurance operations	-	-	-
	$157,947	124,205	6,866
Benefits, claims, losses, and
settlement expenses:
American Fidelity Education Services
Division	$283,398	231,559	242,161
Association Worksite Division	51,316	51,065	60,578
American Worksite Solutions North	11,089	10,455	-
Strategic Alliances Division	62,601	64,333	78,352
Life Division	58,992	34,617	(45,115)
Noninsurance operations	-	-	-
	$467,396	392,029	335,976
Amortization of deferred policy
acquisition costs:
American Fidelity Education Services
Division	$39,562	64,798	52,859
Association Worksite Division	4,148	7,172	8,480
American Worksite Solutions North	1,037	1,736	-
Strategic Alliances Division	76	276	224
Life Division	1,339	1,623	1,807
Noninsurance operations	-	-	-
	$46,162	75,605	63,370

 (Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Schedule III - Supplementary Insurance Information
Years ended December 31, 2010, 2009, and 2008

(In thousands)

	2010	2009	2008
Other operating expenses:
American Fidelity Education Services
Division	$72,909	66,965	58,041
Association Worksite Division	19,592	20,900	26,164
American Worksite Solutions North	5,674	3,223	-
Strategic Alliances Division	4,282	5,719	6,573
Life Division	4,604	7,175	8,066
Noninsurance operations	1,480	1,422	1,678
	$108,541	105,404	100,522

See accompanying report of independent registered public accounting firm.

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES
Schedule IV - Reinsurance
Years ended December 31, 2010, 2009, and 2008
(In thousands)
					Percentage
		Ceded	Assumed		of amount
	Gross	to other	from other	Net	assumed
	amount	companies	companies	amount	to net
Year ended December 31, 2010:
Life insurance in force	$21,412,911	11,112,281	68,523	10,369,153	0.66%
Premiums:
Life insurance	$119,079	63,087	112	56,104	0.20%
Accident and health insurance	630,734	106,994	52,094	575,834	9.05%
Total premiums	$749,813	170,081	52,206	631,938	8.26%
Year ended December 31, 2009:
Life insurance in force	$20,911,077	11,642,738	71,480	9,339,819	0.77%
Premiums:
Life insurance	$113,611	66,955	417	47,073	0.89%
Accident and health insurance	635,265	130,433	57,602	562,434	10.24%
Total premiums	$748,876	197,388	58,019	609,507	9.52%
Year ended December 31, 2008:
Life insurance in force	$19,178,090	12,337,354	269,335	7,110,071	3.79%
Premiums:
Life insurance	$107,029	71,080	1,567	37,516	4.18%
Accident and health insurance	581,411	100,688	91,293	572,016	15.96%
Total premiums	$688,440	171,768	92,860	609,532	15.23%
See accompanying report of independent registered public accounting firm.

PART C

OTHER INFORMATION

ITEM 24.                      FINANCIAL STATEMENTS AND EXHIBITS

(a)           Financial Statements

The following financial statements are included in Part B hereof:

AMERICAN FIDELITY SEPARATE ACCOUNT C

Report of Independent Registered Public Accounting Firm
Statements of Assets and Liabilities as of December 31, 2010
Statements of Operations for the Year Ended December 31, 2010
Statements of Changes in Net Assets for the Years Ended December 31, 2010 and 2009
Financial Highlights
Notes to Financial Statements

AMERICAN FIDELITY ASSURANCE COMPANY

Report of Independent Registered Public Accounting Firm
Consolidated Balance Sheets as of December 31, 2010 and 2009
Consolidated Statements of Income for the Years Ended December 31, 2010, 2009 and 2008
Consolidated Statements of Stockholder's Equity for the Years Ended December 31, 2010, 2009 and 2008
Consolidated Statements of Cash Flows for the Years Ended December 31, 2010, 2009 and 2008
Notes to Consolidated Financial Statements
Schedule III - Supplementary Insurance Information
Schedule IV - Reinsurance

(b)           Exhibits

1
Resolution adopted by the Board of American Fidelity Assurance Company authorizing the establishment of Separate Account C.  Incorporated by reference to Exhibit 1 to Registrant's Registration Statement on Form N-4 filed on February 27, 2003.

3
Amended and Restated Principal Underwriter's Agreement dated July 10, 2006, between American Fidelity Assurance Company, on behalf of the Registrant, and American Fidelity Securities, Inc.  Incorporated by reference to Exhibit 3 to Registrant's Registration Statement on Post-Effective Amendment No. 5 to Form N-4 filed on April 30, 2007.

4.1	Flexible Premium Group Variable Annuity. Incorporated by reference to Exhibit 4.1 to Registrant's Registration Statement on Pre-Effective Amendment No. 1 to Form N-4 filed on May 16, 2003.

5.1
Section 457(b) Deferred Compensation Plan Participation Election Form.  Incorporated by reference to Exhibit 5.1 to Registrant's Registration Statement on Pre-Effective Amendment No. 1 to Form N-4 filed on May 16, 2003.

5.2
Section 457 Group Variable Annuity Master Application.  Incorporated by reference to Exhibit 5.2 to Registrant's Registration Statement on Pre-Effective Amendment No. 1 to Form N-4 filed on May 16, 2003.

6.1
Articles of Incorporation of American Fidelity Assurance Company as amended.  Incorporated by reference to Exhibit 6.1 to Registrant's Registration Statement on Pre-Effective Amendment No. 1 to Form N-4 filed on May 16, 2003.

6.2
Amended and Restated Bylaws of American Fidelity Assurance Company dated November 24, 1997.  Incorporated by reference to Exhibit 6.2 to Registrant's Registration Statement on Pre-Effective Amendment No. 1 to Form N-4 filed on May 16, 2003.

8.1
Shareholder Services Agreement dated January 16, 2001, between American Fidelity Assurance Company and American Century Investment Management, Inc.  Incorporated by Reference to Exhibit 8.9 to Registrant's Registration Statement on Post-Effective Amendment No. 1 to Form N-4 filed on April 26, 2004.

8.1.1
Amendment No. 1 to Shareholder Services Agreement between American Fidelity Assurance Company and American Century Investment Management, Inc., dated April 6, 2001.  Incorporated by Reference to Exhibit 8.10 to Registrant's Registration Statement on Post-Effective Amendment No. 1 to Form N-4 filed on April 26, 2004.

8.1.2
Amendment No. 2 to Shareholder Services Agreement between American Fidelity Assurance Company and American Century Investment Management, Inc. dated June 27, 2002.  Incorporated by reference to Exhibit 8.11 to Registrant's Registration Statement on Form N-4 filed on February 27, 2003.

8.1.3
Amendment No. 3 to the Shareholder Services Agreement between American Fidelity Assurance Company and American Century Investment Management, Inc. dated March 22, 2005.  Incorporated by reference to Exhibit 8.24 to Registrant's Registration Statement on Post-Effective Amendment No. 3 to Form N-4 filed on April 27, 2005.

8.1.4
Shareholder Information Agreement (22c-2 Agreement) dated April 16, 2007 by and between American Century Investment Services, Inc. and American Fidelity Assurance Company.  Incorporated by reference to Exhibit 8.1.4 to Registrant's Registration Statement on Post-Effective Amendment No. 5 to Form N-4 filed on April 30, 2007.

8.2
Second Amended and Restated Fund Participation Agreement dated April 26, 2010, between American Fidelity Assurance Company, BlackRock Investments, LLC and BlackRock Variable Series Funds, Inc.  Incorporated by reference to Exhibit 8.2 to Registrant''s Registration Statement on Post-Effective Amendment No. 9 to Form N-4 filed on April 29, 2010.

8.2.1
Amendment to Fund Participation Agreement between American Fidelity Assurance Company and Merrill Lynch Variable Series Funds, Inc. dated June 17, 2002.  Incorporated by reference to Exhibit 8.2 to Registrant's Registration Statement on Form N-4 filed on February 27, 2003.

8.2.2
Amendment to Participation Agreement between FAM Distributors, Inc. and American Fidelity Assurance Company dated November 3, 2003.  Incorporated by reference to Exhibit 8.2.2 to Registrant's Registration Statement on Post-Effective Amendment No. 5 to Form N-4 filed on April 30, 2007.

8.2.3
Third Amendment to Amended and Restated Fund Participation Agreement by and between American Fidelity Assurance Company and BlackRock Variable Series Funds, Inc. effective May 1, 2007.  Incorporated by reference to Exhibit 8.2.3 to Registrant's Registration Statement on Post-Effective Amendment No. 5 to Form N-4 filed on April 30, 2007.

8.2.4
Administrative Services Agreement dated May 1, 1999, between American Fidelity Assurance Company and Merrill Lynch Asset Management, L.P.  Incorporated by reference to Exhibit 8.17 to Registrant's Registration Statement on Post-Effective Amendment No. 2 to Form N-4 filed on March 31, 2005

8.2.5
Amendment to the Administrative Services Agreement between American Fidelity Assurance Company and Merrill Lynch Asset Management, L. P. dated February 28, 2005.  Incorporated by reference to Exhibit 8.25 to Registrant's Registration Statement on Post-Effective Amendment No. 3 to Form N-4 filed on April 27, 2005.

8.2.6
Second Amendment to Administrative Services Agreement among American Fidelity Assurance Company, American Fidelity Securities, Inc. and BlackRock Advisors, LLC effective May 1, 2007.  Incorporated by reference to Exhibit 8.2.6 to Registrant's Registration Statement on Post-Effective Amendment No. 5 to Form N-4 filed on April 30, 2007.

8.2.7*	Third Amendment to Administrative Services Agreement among American Fidelity Assurance Company, American Fidelity Securities, Inc. and BlackRock Advisors, LLC dated as of February 1, 2011.

8.2.8
Shareholder Information Agreement (22c-2 Agreement) dated April 16, 2007 by and between BlackRock Distributors, Inc. and American Fidelity Assurance Company.  Incorporated by reference to Exhibit 8.2.7 to Registrant's Registration Statement on Post-Effective Amendment No. 5 to Form N-4 filed on April 30, 2007.

8.3
Fund Participation Agreement dated May 13, 1997, between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund), as amended by Amendment to Fund Participation Agreement dated May 13, 1997.  Incorporated by Reference to Exhibit 8.3 to Registrant's Registration Statement on Post-Effective Amendment No. 1 to Form N-4 filed on April 26, 2004.

8.3.1
Amendment to Fund Participation Agreement between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund).  Incorporated by Reference to Exhibit 8.4 to Registrant's Registration Statement on Post-Effective Amendment No. 1 to Form N-4 filed on April 26, 2004.

8.3.2
Amendment to Fund Participation Agreement between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund) dated June 3, 2002.  Incorporated by reference to Exhibit 8.5 to Registrant's Registration Statement on Form N-4 filed on February 27, 2003.

8.3.3*
Amendment to Fund Participation Agreement between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Stock Index Fund, Inc. (f/k/a "The Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund)") dated November 1, 2010.

8.3.4
Agreement dated May 13, 1997 between American Fidelity Assurance Company and The Dreyfus Corporation.  Incorporated by reference to Exhibit 8.18 to Registrant's Registration Statement on Post-Effective Amendment No. 2 to Form N-4 filed on March 31, 2005

8.3.5
Amendment to the Agreement between The Dreyfus Corporation and American Fidelity Assurance Company dated January 1, 1999.  Incorporated by reference to Exhibit 8.19 to Registrant's Registration Statement on Post-Effective Amendment No. 2 to Form N-4 filed on March 31, 2005

8.3.6
Amendment No. 2 to the Agreement between The Dreyfus Corporation and American Fidelity Assurance Company dated March 15, 2005.  Incorporated by reference to Exhibit 8.23 to Registrant's Registration Statement on Post-Effective Amendment No. 3 to Form N-4 filed on April 27, 2005.

8.3.7*	Amendment to Agreement by and between The Dreyfus Corporation and each of American Fidelity Assurance Company and American Fidelity Securities, Inc. dated November 1, 2010.

8.3.8
2006 Supplemental Agreement (22c-2 Agreement) dated October 1, 2006 by and between Dreyfus Service Corporation and American Fidelity Assurance Company.  Incorporated by reference to Exhibit 8.3.6 to Registrant's Registration Statement on Post-Effective Amendment No. 5 to Form N-4 filed on April 30, 2007.

8.3.9*	Amendment No. 5 to Fund Participation Agreement between American Fidelity Assurance Company and each of the Dreyfus Participating Funds dated April 15, 2011.
8.4
Fund Participation Agreement dated December 22, 1998, between American Fidelity Dual Strategy Fund, Inc. and American Fidelity Assurance Company.  Incorporated by Reference to Exhibit 8.6 to Registrant's Registration Statement on Post-Effective Amendment No. 1 to Form N-4 filed on April 26, 2004.

8.4.1
First Amendment to Fund Participation Agreement between American Fidelity Dual Strategy Fund, Inc. and American Fidelity Assurance Company.  Incorporated by Reference to Exhibit 8.7 to Registrant's Registration Statement on Post-Effective Amendment No. 1 to Form N-4 filed on April 26, 2004.

8.4.2
Second Amendment to Fund Participation Agreement between American Fidelity Dual Strategy Fund, Inc. and American Fidelity Assurance Company dated July 16, 2002.  Incorporated by reference to Exhibit 8.8 to Registrant's Registration Statement on Form N-4 filed on February 27, 2003.

8.4.3
Shareholder Information Agreement (22c-2 Agreement) dated April 9, 2007 by and between American Fidelity Dual Strategy Fund, Inc. and American Fidelity Assurance Company.  Incorporated by reference to Exhibit 8.4.3 to Registrant's Registration Statement on Post-Effective Amendment No. 5 to Form N-4 filed on April 30, 2007.

8.5
Participation Agreement among Vanguard® Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and American Fidelity Assurance Company dated March 30, 2005.  Incorporated by reference to Exhibit 8.26 to Registrant's Registration Statement on Post-Effective Amendment No. 3 to Form N-4 filed on April 27, 2005.

8.5.1
Amendment (22c-2 Agreement) to Participation Agreement dated July 12, 2006 by and among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and American Fidelity Assurance Company.  Incorporated by reference to Exhibit 8.5.1 to Registrant's Registration Statement on Post-Effective Amendment No. 5 to Form N-4 filed on April 30, 2007.

8.5.2
Second Amendment to Participation Agreement by and among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and American Fidelity Assurance Company.  Incorporated by reference to Exhibit 8.5.2 to Registrant's Registration Statement on Post-Effective Amendment No. 9 to Form N-4 filed on April 29, 2010.

8.6
Investment Consultant Agreement dated September 1, 1999 between American Fidelity Assurance Company and Asset Services Company, L.L.C.  Incorporated by reference to Exhibit 8.21 to Registrant's Registration Statement on Post-Effective Amendment No. 2 to Form N-4 filed on March 31, 2005

8.6.1
First Amendment to Investment Consultant Agreement between American Fidelity Assurance Company and Asset Services Company, L.L.C. dated January 28, 2005.  Incorporated by reference to Exhibit 8.22 to Registrant's Registration Statement on Post-Effective Amendment No. 2 to Form N-4 filed on March 31, 2005

9*	Opinion and Consent of Counsel.

10*	Consent of Independent Registered Public Accounting Firm.

99*	Organizational Chart of American Fidelity Assurance Company.

*	Filed herewith

ITEM 25.                      DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the executive officers and directors of American Fidelity Assurance Company:

Name and Principal Business Address	Positions and Offices with Depositor

Gregory S. Allen 1515 London Road Charlottesville, Virginia 22901	Director
John M. Bendheim, Jr. 361 Canon Drive Beverly Hills, California 90210	Director
Robert D. Brearton 2000 N. Classen Boulevard Oklahoma City, Oklahoma 73106	Executive Vice President, Chief Financial Officer, Treasurer
Lynda L. Cameron 2000 N. Classen Boulevard Oklahoma City, Oklahoma 73106	Director
William M. Cameron 2000 N. Classen Boulevard Oklahoma City, Oklahoma 73106	Chairman of the Board, Chief Executive Officer, Director
David R. Carpenter 2000 N. Classen Boulevard Oklahoma City, Oklahoma 73106	President, Chief Operations Officer
William E. Durrett 2000 N. Classen Boulevard Oklahoma City, Oklahoma 73106	Senior Chairman of the Board, Director
Charles R. Eitel 401 N. Tryon, 10th Floor Charlotte, North Carolina 28202	Director
Theodore M. Elam 211 N. Robinson, 10th Floor Oklahoma City, OK 73102	Director
Stephen P. Garrett 2000 N. Classen Boulevard Oklahoma City, Oklahoma 73106	Senior Vice President, General Counsel, Secretary
Alfred L. Litchenburg 2000 N. Classen Boulevard Oklahoma City, Oklahoma 73106	Executive Vice President
Paula Marshall 2727 East 11th Street Tulsa, Oklahoma 74104	Director
Stephen M. Prescott 825 N.E. 13th St. Oklahoma City, OK 73104	Director
Gary E. Tredway 2000 N. Classen Boulevard Oklahoma City, OK 73106	Executive Vice President

ITEM 26.                PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The organizational chart of American Fidelity Assurance Company is included as Exhibit 99.  The subsidiaries of American Fidelity Assurance Company reflected in the organization chart are included in the consolidated financial statements of American Fidelity Assurance Company in accordance with generally accepted accounting principles.

ITEM 27.                NUMBER OF CONTRACT OWNERS

As of March 31, 2011, there were 5,424 contract participants under eligible nonqualified deferred compensation plans.

ITEM 28.                INDEMNIFICATION

The Bylaws of American Fidelity Assurance Company (Article VIII, Section 3) provide, in part, that:

(a)           American Fidelity Assurance Company shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative (other than an action by or in the right of American Fidelity Assurance Company) by reason of the fact that he is or was a director, officer, employee, or agent of another corporation, partnership, joint venture, trust, or other enterprise, against expenses (including attorneys' fees), amounts paid in settlement (whether with or without court approval), judgments, fines actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of American Fidelity Assurance Company, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was not unlawful.

(b)           American Fidelity Assurance Company shall indemnify every person who is or was a party or is or was threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of American Fidelity Assurance Company to procure a judgment in its favor by reason of the fact that he is or was a director, officer, employee, or agent of American Fidelity Assurance Company, or is or was serving at the request of American Fidelity Assurance Company as a director, officer, employee, or agent or in any other capacity of or in another corporation, or a partnership, joint venture, trust, or other enterprise, or by reason of any action alleged to have been taken or not taken by him while acting in such capacity, against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such threatened, pending, or completed action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of American Fidelity Assurance Company. The termination of any such threatened or actual action or suit by a settlement or by an adverse judgment or order shall not of itself create a presumption that the person did not act in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of American Fidelity Assurance Company. Nevertheless, there shall be no indemnification with respect to expenses incurred in connection with any claim, issue, or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to American Fidelity Assurance Company, unless, and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as such court shall deem proper.

(c)           To the extent that a director, officer, employee, or agent of a corporation has been successful on the merits or otherwise in defense of any action, suit, or proceeding referred to in Subsections (a) and (b) hereof, or in defense of any claim, issue, or matter therein, he shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with such defense.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Registrant pursuant to the foregoing, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling persons of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.                PRINCIPAL UNDERWRITERS

(a)           American Fidelity Securities, Inc. is the principal underwriter for the Registrant, American Fidelity Separate Account A, American Fidelity Separate Account B, and American Fidelity Dual Strategy Fund, Inc.®

(b)           The following persons are the officers and directors of American Fidelity Securities, Inc.  The principal business address for each of the following is 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106.

Name and Principal Business Address	Positions and Offices with Underwriter

David R. Carpenter	Director, Chairman and Chief Executive Officer; Investment Company and Variable Contracts Products Principal
Cherie L. Horsfall	Assistant Vice President and Operations Officer; Investment Company and Variable Contracts Products Principal
Christopher T. Kenney	Director, Vice President, Chief Compliance Officer; Investment Company and Variable Contracts Products Principal
Nancy K. Steeber	Director, President, Chief Operations Officer; Investment Company and Variable Contracts Products Principal
Shirley Williams	Assistant Vice President, Chief Financial Officer and Treasurer; Financial and Operations Principal

(c)           The commissions received by American Fidelity Securities, Inc. in connection with Separate Account C in 2010 were $40,171.  It received no other compensation from or on behalf of the Registrant during the year.

ITEM 30.                 LOCATION OF ACCOUNTS AND RECORDS

David R. Carpenter, President and Chief Operations Officer of American Fidelity Assurance Company, whose address is 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106, maintains physical possession of the accounts, books, or documents of the Separate Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

ITEM 31.                  MANAGEMENT SERVICES

Not Applicable.

ITEM 32.                  UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

(d) Registrant hereby undertakes to represent that any contract offered by the prospectus that is issued pursuant to Section 403(b) of the Internal Revenue Code is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's no-action letter to the American Council of Life Insurance (publicly available November 28, 1988), which permits withdrawal of restrictions to the extent necessary to comply with Internal Revenue Code Section 403(b)(11).

REPRESENTATIONS

American Fidelity Assurance Company hereby represents that the fees and charges deducted under the policies described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by American Fidelity Assurance Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Oklahoma City and State of Oklahoma on April 22, 2011.

AMERICAN FIDELITY SEPARATE ACCOUNT C (Registrant) By: American Fidelity Assurance Company (Depositor)
By:	/s/ David R. Carpenter
David R. Carpenter, President

AMERICAN FIDELITY ASSURANCE COMPANY (Depositor)
By:	/s/ David R. Carpenter
David R. Carpenter, President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 22, 2011.

Signature	Title
/s/ Gregory S. Allen	Director
Gregory S. Allen
/s/ John M. Bendheim	Director
John M. Bendheim
/s/ Lynda L. Cameron	Director
Lynda L. Cameron
Chairman and Chief Executive Officer and Director (Principal Executive Officer)
William M. Cameron
/s/ David R. Carpenter	President and Chief Operations Officer (Principal Financial and Accounting Officer)
David R. Carpenter
Senior Chairman of the Board and Director
William E. Durrett
/s/ Charles R. Eitel
Charles R. Eitel	Director
Director
Theodore M. Elam
/s/ Paula Marshall	Director
Paula Marshall
/s/ Stephen M. Prescott	Director
Stephen M. Prescott
/s/ Robert D. Brearton	Executive Vice President, Chief Financial Officer And Treasurer (Principal Financial Office and Accounting Officer
Robert D. Brearton

EXHIBIT INDEX

EXHIBIT NUMBER	DESCRIPTION	METHOD OF FILING

1	Resolution adopted by the Board of American Fidelity Assurance Company authorizing the establishment of Separate Account C.	Incorporated by reference
3	Amended and Restated Principal Underwriter's Agreement dated July 10, 2006, between American Fidelity Assurance Company, on behalf of the Registrant, and American Fidelity Securities, Inc.	Incorporated by reference
4.1	Flexible Premium Group Variable Annuity.	Incorporated by reference
5.1	Section 457(b) Deferred Compensation Plan Participation Election Form.	Incorporated by reference
5.2	Section 457 Group Variable Annuity Master Application.	Incorporated by reference
6.1	Articles of Incorporation of American Fidelity Assurance Company as amended.	Incorporated by reference
6.2	Amended and Restated Bylaws of American Fidelity Assurance Company dated November 24, 1997.	Incorporated by reference
8.1	Shareholder Services Agreement dated January 16, 2001, between American Fidelity Assurance Company and American Century Investment Management, Inc.	Incorporated by reference
8.1.1	Amendment No. 1 to Shareholder Services Agreement between American Fidelity Assurance Company and American Century Investment Management, Inc. dated April 6, 2001.	Incorporated by reference
8.1.2	Amendment No. 2 to Shareholder Services Agreement between American Fidelity Assurance Company and American Century Investment Management, Inc. dated June 27, 2002.	Incorporated by reference
8.1.3	Amendment No. 3 to the Shareholder Services Agreement between American Fidelity Assurance Company and American Century Investment Management, Inc. dated March 22, 2005.	Incorporated by reference
8.1.4	Shareholder Information Agreement (22c-2 Agreement) dated April 16, 2007 by and between American Century Investment Services, Inc. and American Fidelity Assurance Company.	Incorporated by reference
8.2	Second Amended and Restated Fund Participation Agreement dated April 26, 2010, between American Fidelity Assurance Company, BlackRock Investments, LLC and BlackRock Variable Series Funds, Inc.	Incorporated by reference
8.2.1	Amendment to Fund Participation Agreement between American Fidelity Assurance Company and Merrill Lynch Variable Series Funds, Inc. dated June 17, 2002.	Incorporated by reference
8.2.2	Amendment to Participation Agreement between FAM Distributors, Inc. and American Fidelity Assurance Company dated November 3, 2003.	Incorporated by reference
8.2.3	Third Amendment to Amended and Restated Fund Participation Agreement by and between American Fidelity Assurance Company and BlackRock Variable Series Funds, Inc. effective on May 1, 2007.	Incorporated by reference
8.2.4	Administrative Services Agreement dated May 1, 1999, between American Fidelity Assurance Company and Merrill Lynch Asset Management, L.P.	Incorporated by reference

8.2.5	Amendment to The Administrative Services Agreement between American Fidelity Assurance Company and Merrill Lynch Asset Management, L. P. dated February 28, 2005.	Incorporated by reference
8.2.6	Second Amendment to Administrative Services Agreement among American Fidelity Assurance Company, American Fidelity Securities, Inc. and BlackRock Advisors, LLC effective May 1, 2007.	Incorporated by reference
8.2.7	Third Amendment to Administrative Services Agreement among American Fidelity Assurance Company, American Fidelity Securities, Inc. and BlackRock Advisors, LLC dated February 1, 2011.	Filed herewith
8.2.8	Shareholder Information Agreement (22c-2 Agreement) dated April 16, 2007 by and between BlackRock Distributors, Inc. and American Fidelity Assurance Company.	Incorporated by reference
8.3
Fund Participation Agreement dated May 13, 1997, between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund), as amended by Amendment to Fund Participation Agreement dated May 13, 1997.

Incorporated by reference
8.3.1
Amendment to Fund Participation Agreement between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund).

Incorporated by reference
8.3.2
Amendment to Fund Participation Agreement between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund) dated June 3, 2002.

Incorporated by reference
8.3.3
Amendment to Fund Participation Agreement between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Stock Index Fund, Inc. (f/k/a "The Dreyfus Life and Annuity Index Fund (d/b/a/ Dreyfus Stock Index Fund®)") dated November 1, 2010.

Filed herewith
8.3.4	Agreement dated May 13, 1997 between American Fidelity Assurance Company and The Dreyfus Corporation.	Incorporated by reference
8.3.5	Amendment to the Agreement between The Dreyfus Corporation and American Fidelity Assurance Company dated January 1, 1999.	Incorporated by reference
8.3.6	Amendment No. 2 to the Agreement between The Dreyfus Corporation and American Fidelity Assurance Company dated March 15, 2005.	Incorporated by reference
8.3.7	Amendment to Agreement by and between The Dreyfus Corporation and each of American Fidelity Assurance Company and American Fidelity Securities, Inc. dated November 1, 2010.	Filed herewith
8.3.9 8.3.8
Amendment No. 5 to Fund Participation Agreement between American Fidelity Assurance Company and each of the Dreyfus Participating Funds dated April 15, 2011.

2006 Supplemental Agreement (22c-2 Agreement) dated October 1, 2006 by and between Dreyfus Service Corporation and American Fidelity Assurance Company.

Filed herewith
8.4	Fund Participation Agreement dated December 22, 1998, between American Fidelity Dual Strategy Fund, Inc. and American Fidelity Assurance Company.	Incorporated by reference
8.4.1	First Amendment to Fund Participation Agreement between American Fidelity Dual Strategy Fund, Inc. and American Fidelity Assurance Company.	Incorporated by reference
8.4.2	Second Amendment to Fund Participation Agreement between American Fidelity Dual Strategy Fund, Inc. and American Fidelity Assurance Company dated July 16, 2002.	Incorporated by reference

8.4.3	Shareholder Information Agreement (22c-2 Agreement) dated April 9, 2007 by and between American Fidelity Dual Strategy Fund, Inc. and American Fidelity Assurance Company.	Incorporated by reference
8.5	Participation Agreement among Vanguard® Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and American Fidelity Assurance Company dated March 30, 2005.	Incorporated by reference
8.5.1
Amendment (22c-2 Agreement) to Participation Agreement dated July 12, 2006 by and among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and American Fidelity Assurance Company.

Incorporated by reference
8.5.2	Second Amendment to Participation Agreement by and among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and American Fidelity Assurance Company.	Incorporated by reference
8.6	Investment Consultant Agreement dated September 1, 1999 between American Fidelity Assurance Company and Asset Services Company, L.L.C.	Incorporated by reference
8.6.1	First Amendment to Investment Consultant Agreement between American Fidelity Assurance Company and Asset Services Company, L.L.C. dated January 28, 2005.	Incorporated by reference
9	Opinion and Consent of Counsel.	Filed herewith
10	Consent of Independent Registered Public Accounting Firm.	Filed herewith
99	Organizational Chart of American Fidelity Assurance Company.	Filed herewith